    As filed with the Securities and Exchange Commission on April 26, 2016

                                                  File Nos. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 44                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 316                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2016 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2016, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

The Alger Portfolios:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

Federated Insurance Series:
Federated High Income Bond Fund II -- Primary Shares
Federated Managed Tail Risk Fund II -- Primary Shares
Federated Managed Volatility Fund II

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund -- Class 1 Shares
Templeton Global Bond VIP Fund -- Class 1 Shares

GE Investments Funds, Inc.:
Income Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

Goldman Sachs Government Money Market Fund -- Service Shares (formerly, Goldman
  Sachs Money Market Fund -- Service Shares)


Janus Aspen Series:
Balanced Portfolio -- Institutional Shares
Enterprise Portfolio -- Institutional Shares
Flexible Bond Portfolio -- Institutional Shares
Forty Portfolio -- Institutional Shares
Global Research Portfolio -- Institutional Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Institutional Shares
Overseas Portfolio -- Institutional Shares

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Dividend Strategy Portfolio -- Class I

ClearBridge Variable Large Cap Value Portfolio -- Class I

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares

Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares

Oppenheimer Core Bond Fund/VA -- Non-Service Shares
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares -- Service
  Shares

PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:


AB Variable Products Series Fund, Inc.:
AB Growth and Income Portfolio -- Class B


MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


A Statement of Additional Information, dated May 1, 2016, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions.................................................  5

Fee Tables..................................................  6
   Examples.................................................  8

Synopsis....................................................  8

Condensed Financial Information............................. 10

The Company................................................. 10

Financial Condition of the Company.......................... 10

The Separate Account........................................ 11
   The Portfolios........................................... 12
   Subaccounts.............................................. 13
   Voting Rights............................................ 17

The Guarantee Account....................................... 18

Charges and Other Deductions................................ 19
   Transaction Expenses..................................... 19
       Surrender Charge..................................... 19
       Exceptions to the Surrender Charge................... 20
   Deductions from the Separate Account..................... 20
   Charges for the Death Benefit Rider Options.............. 20
   Other Charges............................................ 21

The Contract................................................ 21
   Ownership................................................ 22
   Assignment............................................... 22
   Premium Payments......................................... 23
   Valuation Day and Valuation Period....................... 23
   Allocation of Premium Payments........................... 23
   Valuation of Accumulation Units.......................... 23

Transfers................................................... 24
   Transfers Before the Maturity Date....................... 24
   Transfers from the Guarantee Account to the Subaccounts.. 24
   Transfers from the Subaccounts to the Guarantee Account.. 24
   Transfers Among the Subaccounts.......................... 24
   Telephone/Internet Transactions.......................... 25
   Confirmation of Transactions............................. 25
   Special Note on Reliability.............................. 25
   Transfers by Third Parties............................... 26
   Special Note on Frequent Transfers....................... 26
   Dollar Cost Averaging Program............................ 27
   Portfolio Rebalancing Program............................ 28

Surrenders and Partial Surrenders........................... 28
   Surrenders and Partial Surrenders........................ 28
   Restrictions on Distributions from Certain Contracts..... 29
   Systematic Withdrawal Program............................ 30

The Death Benefit.....................................................  30
   Death Benefit at Death of Annuitant Before the Maturity Date.......  30
   Basic Death Benefit................................................  31
   Optional Guaranteed Minimum Death Benefit..........................  31
   Optional Death Benefit.............................................  32
   Optional Enhanced Death Benefit....................................  33
   When We Calculate the Death Benefit................................  34
   Death of an Owner or Joint Owner Before the Maturity Date..........  34
   Death of Owner, Joint Owner, or Annuitant On or After the Maturity
     Date.............................................................  35

Income Payments.......................................................  35
   Optional Payment Plans.............................................  36
   Variable Income Payments...........................................  37
   Transfers After the Maturity Date..................................  37

Tax Matters...........................................................  38
   Introduction.......................................................  38
   Taxation of Non-Qualified Contracts................................  38
   Section 1035 Exchanges.............................................  40
   Qualified Retirement Plans.........................................  41
   Federal Income Tax Withholding.....................................  44
   State Income Tax Withholding.......................................  44
   Tax Status of the Company..........................................  44
   Federal Estate, Gift and Generation-Skipping Transfer Taxes........  45
   Definition of Spouse Under Federal Law.............................  45
   Annuity Purchases by Residents of Puerto Rico......................  45
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...  45
   Foreign Tax Credits................................................  45
   Changes in the Law.................................................  45

Requesting Payments...................................................  45

Distribution of the Contracts.........................................  46

Additional Information................................................  47
   Owner Questions....................................................  47
   Return Privilege...................................................  47
   State Regulation...................................................  47
   Evidence of Death, Age, Gender, Marital Status or Survival.........  47
   Records and Reports................................................  47
   Other Information..................................................  48
   Unclaimed Property.................................................  48
   Legal Proceedings..................................................  48

Appendix A -- Contract Form P1143 4/94................................ A-1

Appendix B -- The Death Benefit (Examples for Policy Form P1150)...... B-1

Appendix C -- Condensed Financial Information......................... C-1

Table of Contents for Statement of Additional Information

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits. The Annuitant cannot be older than age 85 at the time the contract is issued, unless we approve a different age.

Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Full and        Surrender Charge as
 payments partially or totally surrendered)/1/     Partially Completed Years a Percentage of the
                                                   Since We Received the     Premium Payment
                                                   Premium Payment           Partially or Totally or
                                                                             Surrendered
                                                   -------------------------------------------------
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       6%
                                                               5                       4%
                                                               6                       2%
                                                           7 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge           1.25%
---------------------------------------------------
 Administrative Expense Charge               0.15%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit                                0.35%/3/
---------------------------------------------------
 Optional Death Benefit                   0.25%/4/
---------------------------------------------------
 Optional Enhanced Death Benefit          0.35%/5/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                 2.35%/6/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/This charge is a percentage of the prior contract year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent
   EstateProtector/SM/" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken. We currently charge 0.10% of your Contract Value at the time of the deduction. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

/5/This charge is a percentage of your prior contract year's average Contract
   Value. We currently charge 0.20% of the prior contract year's average Contract Value. This may be referred to as the "EarningsProtector" in our marketing materials.

/6/The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no Optional Benefit is elected, the Total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2015. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   1.73%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2015, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.26% and 1.48%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit rider, the Optional Enhanced Death Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $982       $1,875      $2,593       $4,512


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $316       $1,199      $2,094       $4,382


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $438       $1,323      $2,219       $4,512


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.40% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a maximum charge of 0.95% for the Optional Death Benefit, Optional Enhanced Death Benefit and Optional Guaranteed Minimum Death Benefit riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

Synopsis

What type of contract do I have? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit. Holders of this contract should have this contract for a reason other than tax deferral if purchased as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account that invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus for more information.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date" and "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for tables of Accumulation Unit values.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

Financial Condition of the Company

Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments. You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your net premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.


                                 Portfolio                                     Investment Objective
                                 ------------------------------------------------------------------------------
The Alger Portfolios             Alger Large Cap Growth              Seeks long-term capital appreciation.
                                 Portfolio -- Class I-2 Shares
                                 ------------------------------------------------------------------------------
                                 Alger Small Cap Growth              Seeks long-term capital appreciation.
                                 Portfolio -- Class I-2 Shares
                                 ------------------------------------------------------------------------------
Federated                        Federated High Income Bond          Seeks high current income.
Insurance Series                 Fund II -- Primary Shares
                                 ------------------------------------------------------------------------------
                                 Federated Managed Tail Risk         The Fund's investment objective is
                                 Fund II -- Primary Shares           capital appreciation.





                                 ------------------------------------------------------------------------------
                                 Federated Managed Volatility        Achieve high current income and
                                 Fund II                             moderate capital appreciation.





                                 ------------------------------------------------------------------------------
Fidelity(R) Variable             VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high total return with
Insurance Products               Initial Class                       reduced risk over the long term by
Fund                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP Contrafund(R) Portfolio --      Seeks long-term capital appreciation.
                                 Initial Class

                                 ------------------------------------------------------------------------------
                                 VIP Equity-Income Portfolio --      Seeks reasonable income. The fund
                                 Initial Class                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the S&P 500(R) Index.
                                 ------------------------------------------------------------------------------
                                 VIP Growth Portfolio -- Initial     Seeks to achieve capital appreciation.
                                 Class

                                 ------------------------------------------------------------------------------
                                 VIP Growth & Income                 Seeks high total return through a
                                 Portfolio -- Initial Class          combination of current income and
                                                                     capital appreciation.
                                 ------------------------------------------------------------------------------
                                 VIP Growth Opportunities            Seeks to provide capital growth.
                                 Portfolio -- Initial Class

                                 ------------------------------------------------------------------------------
                                 VIP Mid Cap Portfolio --            Seeks long-term growth of capital.
                                 Service Class 2

                                 ------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks high current income.                Federated Investment Management
 Company
------------------------------------------------------------------------------
The Fund's investment objective is        Federated Global Investment
capital appreciation.                     Management Corp. ("Fed Global"),
                                          Federated Investment Management
                                          Company ("FIMCO") and Federated
                                          Equity Management Company of
                                          Pennsylvania ("FEMCOPA")
                                          (collectively, the "Co-Advisers")
------------------------------------------------------------------------------
Achieve high current income and           Federated Global Investment
moderate capital appreciation.            Management Corp. ("Fed Global"),
                                          Federated Investment Management
                                          Company ("FIMCO") and Federated
                                          Equity Management Company of
                                          Pennsylvania ("FEMCOPA")
                                          (collectively, the "Co-Advisers")
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                    Portfolio                                    Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Overseas Portfolio -- Initial  Seeks long-term growth of capital.
                    Class

                    ------------------------------------------------------------------------------
Franklin Templeton  Templeton Foreign VIP Fund --      Seeks long-term capital growth. The
Variable Insurance  Class 1 Shares                     fund normally invests at least 80% of
Products Trust                                         its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets.
                    ------------------------------------------------------------------------------
                    Templeton Global Bond VIP          Seeks high current income, consistent
                    Fund -- Class 1 Shares             with preservation of capital, with
                                                       capital appreciation as a secondary
                                                       consideration. The fund normally
                                                       invests at least 80% of its net assets in
                                                       bonds, which include debt securities of
                                                       any maturity, such as bonds, notes,
                                                       bills and debentures.
                    ------------------------------------------------------------------------------
GE Investments      Income Fund -- Class 1 Shares      Seeks maximum income consistent
Funds, Inc.                                            with prudent investment management
                                                       and the preservation of capital.
                    ------------------------------------------------------------------------------
                    Premier Growth Equity Fund --      Seeks long-term growth of capital and
                    Class 1 Shares                     future income rather than current
                                                       income.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    S&P 500(R) Index Fund/1/           Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Composite Stock Index.
                    ------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.
                    Shares






                    ------------------------------------------------------------------------------
                    Total Return Fund -- Class 1       Seeks the highest total return,
                    Shares                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1        Seeks long-term growth of capital.
                    Shares
                    ------------------------------------------------------------------------------
Goldman Sachs       Goldman Sachs Large Cap Value      The Fund seeks long-term capital
Variable Insurance  Fund -- Institutional Shares       appreciation.
Trust
                    ------------------------------------------------------------------------------
                    Goldman Sachs Mid Cap Value        Seeks long-term capital appreciation.
                    Fund -- Institutional Shares
                    ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FMR
                                           (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                           and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks high current income, consistent      Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures.
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc., Palisade Capital
                                           Management, L.L.C. and
                                           SouthernSun Asset Management,
                                           LLC)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-------------------------------------------------------------------------------
The Fund seeks long-term capital           Goldman Sachs Asset Management,
appreciation.                              L.P.

-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       Portfolio                                      Investment Objective
                       --------------------------------------------------------------------------------
                       Goldman Sachs Government             Maximize current income to the extent
                       Money Market Fund -- Service         consistent with the preservation of
                       Shares (formerly, Goldman Sachs      capital and the maintenance of liquidity
                       Money Market Fund -- Service         by investing exclusively in high quality
                       Shares)/1/                           money market instruments.
                       --------------------------------------------------------------------------------
Janus Aspen Series     Balanced Portfolio -- Institutional  Seeks long-term capital growth,
                       Shares                               consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       Enterprise Portfolio --              Seeks long-term growth of capital.
                       Institutional Shares
                       --------------------------------------------------------------------------------
                       Flexible Bond Portfolio --           Seeks to obtain maximum total return,
                       Institutional Shares                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       Forty Portfolio -- Institutional     A non-diversified portfolio/2/ that seeks
                       Shares                               long-term growth of capital.
                       --------------------------------------------------------------------------------
                       Global Research Portfolio --         Seeks long-term growth of capital.
                       Institutional Shares
                       --------------------------------------------------------------------------------
                       Global Technology Portfolio --       Seeks long-term growth of capital.
                       Service Shares
                       --------------------------------------------------------------------------------
                       Janus Portfolio -- Institutional     Seeks long-term growth of capital.
                       Shares
                       --------------------------------------------------------------------------------
                       Overseas Portfolio -- Institutional  Seeks long-term growth of capital.
                       Shares
                       --------------------------------------------------------------------------------
Legg Mason Partners    ClearBridge Variable Dividend        The fund seeks dividend income,
Variable Equity Trust  Strategy Portfolio -- Class I        growth of dividend income and long-
                                                            term capital appreciation.



                       --------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap       Seeks long-term growth of capital.
                       Value Portfolio -- Class I           Current income is a secondary
                                                            objective.



                       --------------------------------------------------------------------------------
Oppenheimer Variable   Oppenheimer Capital                  The Fund seeks capital appreciation.
Account Funds          Appreciation Fund/VA --
                       Non-Service Shares
                       --------------------------------------------------------------------------------
                       Oppenheimer Conservative             The Fund seeks total return.
                       Balanced Fund/VA -- Non-Service
                       Shares
                       --------------------------------------------------------------------------------
                       Oppenheimer Core Bond                The Fund seeks total return.
                       Fund/VA -- Non-Service Shares

                       --------------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap        The Fund seeks capital appreciation.
                       Growth Fund/VA -- Service
                       Shares
                       --------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of liquidity
by investing exclusively in high quality
money market instruments.
--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

--------------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
--------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

--------------------------------------------------------------------------------
The fund seeks dividend income,            Legg Mason Partners Fund Advisor,
growth of dividend income and long-        LLC (subadvised by ClearBridge
term capital appreciation.                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
 Inc.)
--------------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.
       (subadvised by OppenheimerFunds,
       Inc.)
--------------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.
       (subadvised by OppenheimerFunds,
                                           Inc.)
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.
       (subadvised by OppenheimerFunds,
       Inc.)
--------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.


                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                           Adviser (and Sub-Adviser(s),
                 Portfolio                               Investment Objective                     as applicable)
                 ----------------------------------------------------------------------------------------------------------
                 Oppenheimer Global Strategic   The Fund seeks total return.             OFI Global Asset Management, Inc.
                 Income Fund/VA -- Non-Service                                           (subadvised by OppenheimerFunds,
                 Shares                                                                  Inc.)
                 ----------------------------------------------------------------------------------------------------------
PIMCO Variable   Total Return Portfolio --      Seeks maximum total return,              Pacific Investment Management
Insurance Trust  Administrative Class Shares    consistent with preservation of capital  Company LLC
                                                and prudent investment management.
                 ----------------------------------------------------------------------------------------------------------

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:


                                                                                               Adviser (and Sub-Adviser(s),
                      Portfolio                               Investment Objective                   as applicable)
                      --------------------------------------------------------------------------------------------------------
AB Variable Products  AB Growth and Income Portfolio  Long-term growth of capital.           AllianceBernstein, L.P.
Series Fund, Inc.     -- Class B
                      --------------------------------------------------------------------------------------------------------
MFS(R) Variable       MFS(R) New Discovery Series --  The fund's investment objective is to  Massachusetts Financial Services
Insurance Trust       Service Class Shares            seek capital appreciation.             Company
                      --------------------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all states or all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender, and partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are GE Investment Funds, Inc. -- Total Return Fund -- Class 1 Shares and PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Distribution of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form P1143 4/94.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

Number of Full and    Surrender Charge
Partially Completed  as a Percentage of
  Years Since We     the Surrendered or
   Received the     Partially Surrendered
  Premium Payment      Premium Payment
-----------------------------------------
         1                   6%
         2                   6%
         3                   6%
         4                   6%
         5                   4%
         6                   2%
     7 or more               0%
-----------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders (including surrender charges) previously taken;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Death Benefit Rider Options

Charge for Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is currently 0.10% of your Contract Value at the time of the deduction. We reserve the right, however, to charge up to 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value. We reserve the right, however, to charge up to 0.35% of your prior year's Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Guaranteed Minimum Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount. We reserve the right, however, to charge up to 0.35% of your prior contract year's average benefit amount.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these charges, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please see Appendix A for a description of the features in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.   Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

An Annuitant cannot be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial surrenders, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) an Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owners of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after the deduction of charges for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit

Death Benefit at Death of Annuitant Before the Maturity Date

If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit. If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.

The death benefit equals the sum of (a) and (b) where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract was issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

   (1) the greater sum of (a) and (b), where:

      (a) the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit is available to contracts with an Annuitant age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments received, multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation Period; and


   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.


We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.


For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:


   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtector/SM/."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) is premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Guaranteed Minimum Death Benefit, Optional Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owners;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

   (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

   (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

   (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                              Amount of
     Person Who Died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

Income Payments

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . Your Surrender Value on the Valuation Day immediately preceding your Maturity Date;

  . The settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  The specific payment plan you choose; and

  . If you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Tax Matters

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.


This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and full surrenders. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date.

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  a beneficiary receives on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to
another.   Rollovers and transfers:  In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Distribution of the Contracts

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, the NASD).

Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with FINRA and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.

When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract is employed, and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm is 1.0% of premium payments received.

We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.


During 2015, 2014 and 2013, $50.1 million, $52.9 million and $53.8 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2015, 2014 and 2013, no underwriting commissions were paid to Capital Brokerage Corporation. This contract is no longer offered or sold.


Additional Information

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014, the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter, LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.


In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor,

Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The National Association of Insurance Commissioners also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, we agreed to a resolution of the multi-state exam and agreed to pay the departments a $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Contract Form P1143 4/94

The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

Death Benefit at Death of Annuitant

For contracts issued prior to May 1, 1997 (or prior to the date contract changes were approved by the applicable state regulations), the following Basic Death Benefit applies.

If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

Basic Death Benefit

The Basic Death Benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greatest sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following Basic Death Benefit Applies:

Basic Death Benefit

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greater sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

Optional Guaranteed Minimum Death Benefit

If an Annuitant dies before the Maturity Date while the Optional Guaranteed Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit; and

   (3) the Contract Value as of the date we receive due proof of the Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and


   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:


   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials at the "Annual EstateProtector/SM/". The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

   (1) your the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

   (2) your Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Surrender Charge

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and Partial Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  . an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  .  such confinement begins at least one year after the contract issue date;

  .  an Annuitant is age 80 or younger on the date the contract is issued; and

  . we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Appendix B

The Death Benefit (Examples for Policy Form P1150)

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the date the contract is issued, then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $110,000   $110,000
    72         2     90,000    100,000
    73         3     80,000    100,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    130,000
    79         9     90,000    100,000
    80        10    170,000    170,000
    81        11    140,000    140,000
    82        12    135,000    135,000
    83        13    120,000    120,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/02 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 80 or younger on the Contract Date, then:

           Contract  Unadjusted
Issue Year  Value   Death Benefit
---------------------------------
  Issue    $100,000   $100,000
      1     110,000    110,000
      2      90,000    100,000
      3      80,000    100,000
      4     120,000    120,000
      5     130,000    130,000
      6     150,000    150,000
      7     160,000    160,000
      8     130,000    130,000
      9      90,000    100,000
     10     170,000    170,000
     11     140,000    140,000
     12     135,000    135,000
     13     120,000    120,000
---------------------------------

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:

        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/01 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit Example

The purpose of the following example is to show how the Optional Enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract. This example assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.

        Premium  Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/02 $100,000 $100,000 $      0 $100,000      $     0
8/01/17           300,000  200,000  300,000       70,000
-------------------------------------------------------------

If the Annuitant's death and our receipt of due proof of the death occurs on August 1, 2017, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

Appendix C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                    With Separate Account Expenses of 1.40%



                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
The Alger Portfolios
--------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares         $31.20            $31.30         445,381   2015
                                                                28.51             31.20         533,121   2014
                                                                21.41             28.51         594,548   2013
                                                                19.76             21.41         694,175   2012
                                                                20.11             19.76         816,367   2011
                                                                17.99             20.11         969,029   2010
                                                                12.36             17.99       1,115,412   2009
                                                                23.29             12.36       1,297,947   2008
                                                                19.69             23.29       1,627,907   2007
                                                                18.99             19.69       2,195,107   2006
--------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares         $20.38            $19.42         542,339   2015
                                                                20.57             20.38         631,546   2014
                                                                15.54             20.57         752,384   2013
                                                                14.01             15.54         864,702   2012
                                                                14.68             14.01       1,006,170   2011
                                                                11.88             14.68       1,175,828   2010
                                                                 8.28             11.88       1,353,757   2009
                                                                15.73              8.28       1,603,680   2008
                                                                13.61             15.73       2,115,323   2007
                                                                11.50             13.61       2,778,024   2006
--------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                    $22.15            $22.15          82,291   2015
                                                                20.55             22.15          95,805   2014
                                                                15.49             20.55         118,014   2013
                                                                13.40             15.49         136,139   2012
                                                                12.81             13.40         171,688   2011
                                                                11.52             12.81         206,851   2010
                                                                 9.70             11.52         248,597   2009
                                                                16.60              9.70         315,333   2008
                                                                16.05             16.60         454,543   2007
                                                                13.92             16.05         579,560   2006
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $31.69            $30.44         241,452   2015
                                                                31.30             31.69         270,093   2014
                                                                29.67             31.30         339,522   2013
                                                                26.23             29.67         429,378   2012
                                                                25.30             26.23         463,989   2011
                                                                22.36             25.30         540,048   2010
                                                                14.84             22.36         625,953   2009
                                                                20.34             14.84         629,869   2008
                                                                19.94             20.34         839,991   2007
                                                                18.25             19.94       1,133,600   2006
--------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Federated Managed Tail Risk Fund II -- Primary Shares         $12.24            $11.29         331,943   2015
                                                                 12.54             12.24         368,617   2014
                                                                 10.92             12.54         424,192   2013
                                                                 10.05             10.92         514,610   2012
                                                                 10.76             10.05         593,595   2011
                                                                 10.00             10.76         716,598   2010
---------------------------------------------------------------------------------------------------------------
  Federated Managed Volatility Fund II                          $26.67            $24.31         151,696   2015
                                                                 26.03             26.67         182,598   2014
                                                                 21.68             26.03         216,308   2013
                                                                 19.37             21.68         240,750   2012
                                                                 18.75             19.37         259,550   2011
                                                                 16.96             18.75         285,726   2010
                                                                 13.41             16.96         339,319   2009
                                                                 17.08             13.41         406,546   2008
                                                                 16.65             17.08         529,499   2007
                                                                 14.61             16.65         686,080   2006
---------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class              $46.04            $45.46         182,197   2015
                                                                 44.12             46.04         200,667   2014
                                                                 38.67             44.12         214,380   2013
                                                                 34.87             38.67         249,772   2012
                                                                 36.29             34.87         283,714   2011
                                                                 32.21             36.29         322,930   2010
                                                                 25.30             32.21         389,601   2009
                                                                 36.00             25.30         453,866   2008
                                                                 31.61             36.00         564,265   2007
                                                                 29.87             31.61         743,479   2006
---------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                  $66.69            $66.20         927,476   2015
                                                                 60.42             66.69       1,048,503   2014
                                                                 46.67             60.42       1,207,874   2013
                                                                 40.66             46.67       1,377,729   2012
                                                                 42.30             40.66       1,577,511   2011
                                                                 36.60             42.30       1,870,605   2010
                                                                 27.35             36.60       2,185,483   2009
                                                                 48.26             27.35       2,605,432   2008
                                                                 41.63             48.26       3,326,382   2007
                                                                 37.79             41.63       4,446,448   2006
---------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                  $77.68            $73.56         618,121   2015
                                                                 72.46             77.68         702,493   2014
                                                                 57.35             72.46         803,250   2013
                                                                 49.58             57.35         922,563   2012
                                                                 49.80             49.58       1,063,949   2011
                                                                 43.86             49.80       1,256,104   2010
                                                                 34.16             43.86       1,472,200   2009
                                                                 60.42             34.16       1,804,985   2008
                                                                 60.36             60.42       2,355,703   2007
                                                                 50.93             60.36       3,075,543   2006
---------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              $27.34            $26.35         373,794   2015
                                                               25.10             27.34         442,889   2014
                                                               19.06             25.10         520,939   2013
                                                               16.30             19.06         591,153   2012
                                                               16.27             16.30         681,358   2011
                                                               14.37             16.27         821,448   2010
                                                               11.46             14.37         935,388   2009
                                                               19.93             11.46       1,085,256   2008
                                                               18.03             19.93       1,400,177   2007
                                                               16.15             18.03       1,928,462   2006
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $21.08            $21.95         255,774   2015
                                                               19.05             21.08         257,552   2014
                                                               14.01             19.05         320,699   2013
                                                               11.88             14.01         368,658   2012
                                                               11.78             11.88         424,896   2011
                                                                9.65             11.78         480,115   2010
                                                                6.71              9.65         546,674   2009
                                                               15.13              6.71         676,256   2008
                                                               12.46             15.13         780,046   2007
                                                               11.98             12.46         963,360   2006
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $86.00            $90.88         264,862   2015
                                                               78.36             86.00         303,145   2014
                                                               58.29             78.36         351,417   2013
                                                               51.55             58.29         411,456   2012
                                                               52.17             51.55         478,974   2011
                                                               42.61             52.17         558,642   2010
                                                               33.69             42.61         665,014   2009
                                                               64.67             33.69         794,696   2008
                                                               51.66             64.67         993,913   2007
                                                               49.03             51.66       1,326,721   2006
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $36.34            $35.25         230,325   2015
                                                               34.76             36.34         299,361   2014
                                                               25.95             34.76         346,222   2013
                                                               22.97             25.95         398,005   2012
                                                               26.13             22.97         428,159   2011
                                                               20.61             26.13         500,183   2010
                                                               14.96             20.61         509,636   2009
                                                               25.12             14.96         629,029   2008
                                                               22.09             25.12         885,593   2007
                                                               19.93             22.09       1,306,409   2006
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $34.43            $35.18         172,698   2015
                                                               37.99             34.43         190,850   2014
                                                               29.54             37.99         225,257   2013
                                                               24.81             29.54         270,806   2012
                                                               30.38             24.81         300,834   2011
                                                               27.23             30.38         378,775   2010
                                                               21.83             27.23         446,719   2009
                                                               39.40             21.83         567,966   2008
                                                               34.06             39.40         774,762   2007
                                                               29.26             34.06       1,032,850   2006
-------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 1 Shares              $14.39            $13.29         218,723   2015
                                                             16.38             14.39         243,776   2014
                                                             13.47             16.38         293,852   2013
                                                             11.52             13.47         298,946   2012
                                                             13.05             11.52         337,600   2011
                                                             12.18             13.05         378,106   2010
                                                              8.99             12.18         370,648   2009
                                                             15.26              8.99         376,613   2008
                                                             13.37             15.26         542,010   2007
                                                             11.14             13.37         572,269   2006
-----------------------------------------------------------------------------------------------------------
  Templeton Global Bond VIP Fund -- Class 1 Shares          $18.63            $17.62         314,821   2015
                                                             18.51             18.63         403,330   2014
                                                             18.42             18.51         463,257   2013
                                                             16.20             18.42         528,232   2012
                                                             16.53             16.20         591,027   2011
                                                             14.62             16.53         603,585   2010
                                                             12.46             14.62         561,863   2009
                                                             11.87             12.46         504,271   2008
                                                             10.82             11.87         535,841   2007
                                                              9.70             10.82         642,921   2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $16.96            $16.65         258,296   2015
                                                             16.36             16.96         302,488   2014
                                                             16.82             16.36         360,225   2013
                                                             16.14             16.82         446,211   2012
                                                             15.27             16.14         651,409   2011
                                                             14.40             15.27         726,104   2010
                                                             13.54             14.40         794,940   2009
                                                             14.47             13.54         945,170   2008
                                                             14.00             14.47       1,268,366   2007
                                                             13.60             14.00       1,673,988   2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $19.03            $19.38         257,407   2015
                                                             16.92             19.03         277,892   2014
                                                             12.72             16.92         325,942   2013
                                                             10.67             12.72         341,656   2012
                                                             10.77             10.67         383,709   2011
                                                              9.79             10.77         491,714   2010
                                                              7.16              9.79         577,260   2009
                                                             11.46              7.16         685,067   2008
                                                             11.03             11.46         878,588   2007
                                                             10.26             11.03       1,203,107   2006
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $77.62            $80.03         158,268   2015
                                                             59.68             77.62         202,390   2014
                                                             59.00             59.68         229,219   2013
                                                             51.23             59.00         267,735   2012
                                                             47.30             51.23         287,493   2011
                                                             37.20             47.30         321,521   2010
                                                             27.79             37.20         367,179   2009
                                                             44.06             27.79         454,097   2008
                                                             52.49             44.06         624,627   2007
                                                             40.01             52.49         987,343   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                              $83.34            $83.06         505,393   2015
                                                                      74.61             83.34         592,752   2014
                                                                      57.34             74.61         683,772   2013
                                                                      50.26             57.34         809,931   2012
                                                                      50.12             50.26         939,903   2011
                                                                      44.26             50.12       1,113,407   2010
                                                                      35.54             44.26       1,281,648   2009
                                                                      57.59             35.54       1,466,957   2008
                                                                      55.58             57.59       1,894,647   2007
                                                                      48.83             55.58       2,576,869   2006
--------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                            $28.09            $26.56          99,844   2015
                                                                      27.46             28.09         111,394   2014
                                                                      20.34             27.46         126,066   2013
                                                                      18.01             20.34         122,943   2012
                                                                      17.71             18.01         136,600   2011
                                                                      14.09             17.71         146,345   2010
                                                                      10.92             14.09         184,914   2009
                                                                      17.74             10.92         216,607   2008
                                                                      17.58             17.74         306,701   2007
                                                                      15.74             17.58         448,382   2006
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                $57.94            $56.48         161,197   2015
                                                                      55.79             57.94         188,311   2014
                                                                      49.23             55.79         221,422   2013
                                                                      44.36             49.23         262,352   2012
                                                                      46.31             44.36         312,468   2011
                                                                      42.84             46.31         384,733   2010
                                                                      35.96             42.84         457,127   2009
                                                                      51.58             35.96         549,073   2008
                                                                      46.84             51.58         722,272   2007
                                                                      41.76             46.84         967,755   2006
--------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                 $20.19            $19.45         148,373   2015
                                                                      18.16             20.19         178,086   2014
                                                                      13.75             18.16         210,758   2013
                                                                      12.05             13.75         245,477   2012
                                                                      12.58             12.05         300,224   2011
                                                                      11.57             12.58         353,953   2010
                                                                       8.92             11.57         434,088   2009
                                                                      14.14              8.92         500,680   2008
                                                                      13.28             14.14         702,748   2007
                                                                      11.60             13.28       1,031,605   2006
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares         $15.64            $14.74         256,592   2015
                                                                      14.05             15.64         297,364   2014
                                                                      10.69             14.05         357,775   2013
                                                                       9.10             10.69         369,178   2012
                                                                       9.93              9.10         446,851   2011
                                                                       9.06              9.93         499,903   2010
                                                                       7.77              9.06         654,364   2009
                                                                      12.03              7.77         802,512   2008
                                                                      12.02             12.03       1,143,147   2007
                                                                       9.94             12.02       1,550,406   2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares         $36.30            $32.48         483,956   2015
                                                                    32.42             36.30         548,419   2014
                                                                    24.74             32.42         680,399   2013
                                                                    21.18             24.74         777,990   2012
                                                                    22.94             21.18         907,743   2011
                                                                    18.61             22.94       1,059,259   2010
                                                                    14.18             18.61       1,310,292   2009
                                                                    22.84             14.18       1,653,718   2008
                                                                    22.45             22.84       2,320,041   2007
                                                                    19.60             22.45       3,288,809   2006
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                $ 9.67            $ 9.53       1,972,671   2015
                                                                     9.80              9.67       2,429,021   2014
                                                                     9.94              9.80       2,734,401   2013
                                                                    10.00              9.94       3,129,823   2012
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                       $48.36            $47.98         806,916   2015
                                                                    45.20             48.36         937,972   2014
                                                                    38.15             45.20       1,043,866   2013
                                                                    34.06             38.15       1,231,877   2012
                                                                    33.98             34.06       1,440,669   2011
                                                                    31.80             33.98       1,692,590   2010
                                                                    25.62             31.80       2,017,072   2009
                                                                    30.87             25.62       2,421,286   2008
                                                                    28.33             30.87       3,252,063   2007
                                                                    25.95             28.33       4,630,915   2006
------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Institutional Shares                     $63.73            $65.37         360,196   2015
                                                                    57.44             63.73         417,205   2014
                                                                    44.00             57.44         479,448   2013
                                                                    38.05             44.00         562,148   2012
                                                                    39.15             38.05         658,639   2011
                                                                    31.55             39.15         768,942   2010
                                                                    22.09             31.55         869,146   2009
                                                                    39.81             22.09         998,945   2008
                                                                    33.09             39.81       1,244,653   2007
                                                                    29.53             33.09       1,619,409   2006
------------------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares                  $27.15            $26.83         296,545   2015
                                                                    26.24             27.15         325,894   2014
                                                                    26.65             26.24         341,833   2013
                                                                    24.95             26.65         412,107   2012
                                                                    23.70             24.95         463,596   2011
                                                                    22.26             23.70         551,029   2010
                                                                    19.94             22.26         610,218   2009
                                                                    19.08             19.94         614,433   2008
                                                                    18.08             19.08         794,756   2007
                                                                    17.59             18.08       1,082,829   2006
------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares                          $48.83            $54.03         317,315   2015
                                                                    45.55             48.83         357,628   2014
                                                                    35.20             45.55         416,490   2013
                                                                    28.75             35.20         484,368   2012
                                                                    31.25             28.75         587,600   2011
                                                                    29.69             31.25         720,872   2010
                                                                    20.58             29.69         870,991   2009
                                                                    37.37             20.58       1,031,035   2008
                                                                    27.67             37.37       1,238,437   2007
                                                                    25.66             27.67       1,625,372   2006
------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Global Research Portfolio -- Institutional Shares                   $41.78            $40.25         637,532   2015
                                                                       39.43             41.78         716,772   2014
                                                                       31.14             39.43         836,685   2013
                                                                       26.30             31.14         955,970   2012
                                                                       30.92             26.30       1,113,147   2011
                                                                       27.07             30.92       1,294,988   2010
                                                                       19.94             27.07       1,473,980   2009
                                                                       36.55             19.94       1,732,258   2008
                                                                       33.81             36.55       2,156,901   2007
                                                                       29.01             33.81       2,854,393   2006
---------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                       $ 7.86            $ 8.11         208,975   2015
                                                                        7.29              7.86         264,505   2014
                                                                        5.46              7.29         315,142   2013
                                                                        4.65              5.46         305,380   2012
                                                                        5.16              4.65         348,887   2011
                                                                        4.21              5.16         405,040   2010
                                                                        2.72              4.21         414,681   2009
                                                                        4.92              2.72         419,259   2008
                                                                        4.10              4.92         525,938   2007
                                                                        3.86              4.10         719,532   2006
---------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Institutional Shares                             $39.45            $40.97         570,782   2015
                                                                       35.40             39.45         632,562   2014
                                                                       27.55             35.40         735,373   2013
                                                                       23.56             27.55         875,231   2012
                                                                       25.23             23.56       1,008,187   2011
                                                                       22.35             25.23       1,192,247   2010
                                                                       16.62             22.35       1,407,777   2009
                                                                       27.96             16.62       1,629,119   2008
                                                                       24.64             27.96       2,052,999   2007
                                                                       22.44             24.64       2,684,644   2006
---------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Institutional Shares                          $36.91            $33.27         408,647   2015
                                                                       42.48             36.91         476,146   2014
                                                                       37.61             42.48         560,406   2013
                                                                       33.62             37.61         683,509   2012
                                                                       50.26             33.62         796,134   2011
                                                                       40.68             50.26         969,099   2010
                                                                       22.98             40.68       1,129,219   2009
                                                                       48.66             22.98       1,291,111   2008
                                                                       38.47             48.66       1,654,108   2007
                                                                       26.53             38.47       2,168,917   2006
---------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class I         $14.35            $13.54         122,764   2015
                                                                       12.81             14.35         148,687   2014
                                                                       10.31             12.81         172,001   2013
                                                                        9.16             10.31         190,588   2012
                                                                        8.61              9.16         156,709   2011
                                                                        7.78              8.61         150,771   2010
                                                                        6.42              7.78         176,659   2009
                                                                       10.02              6.42         232,797   2008
                                                                       10.00             10.02         299,405   2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I               $27.88            $26.71         129,123   2015
                                                                           25.31             27.88         158,951   2014
                                                                           19.40             25.31         164,151   2013
                                                                           16.88             19.40         187,135   2012
                                                                           16.32             16.88         207,948   2011
                                                                           15.12             16.32         242,798   2010
                                                                           12.31             15.12         288,099   2009
                                                                           19.40             12.31         372,170   2008
                                                                           18.94             19.40         511,503   2007
                                                                           16.24             18.94         712,932   2006
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                     $26.61            $25.68          25,441   2015
                                                                           29.18             26.61          32,872   2014
                                                                           20.95             29.18          41,728   2013
                                                                           17.58             20.95          52,545   2012
                                                                           19.92             17.58          78,560   2011
                                                                           14.86             19.92         106,804   2010
                                                                            9.25             14.86          78,905   2009
                                                                           15.51              9.25          64,390   2008
                                                                           15.39             15.51          86,914   2007
                                                                           13.82             15.39         138,419   2006
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares          $85.45            $87.24         192,926   2015
                                                                           75.09             85.45         221,680   2014
                                                                           58.70             75.09         259,072   2013
                                                                           52.17             58.70         302,460   2012
                                                                           53.52             52.17         343,358   2011
                                                                           49.61             53.52         412,652   2010
                                                                           34.81             49.61         508,772   2009
                                                                           64.81             34.81         609,065   2008
                                                                           57.59             64.81         792,959   2007
                                                                           54.10             57.59       1,088,018   2006
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares         $41.94            $41.70         107,712   2015
                                                                           39.31             41.94         134,029   2014
                                                                           35.23             39.31         151,121   2013
                                                                           31.81             35.23         178,098   2012
                                                                           32.03             31.81         209,373   2011
                                                                           28.77             32.03         248,076   2010
                                                                           23.93             28.77         289,463   2009
                                                                           42.94             23.93         361,476   2008
                                                                           41.97             42.94         513,077   2007
                                                                           38.29             41.97         685,067   2006
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares                     $25.51            $25.39         242,036   2015
                                                                           24.12             25.51         269,227   2014
                                                                           24.49             24.12         326,862   2013
                                                                           22.52             24.49         358,150   2012
                                                                           21.09             22.52         398,288   2011
                                                                           19.20             21.09         483,231   2010
                                                                           17.76             19.20         565,840   2009
                                                                           29.56             17.76         685,287   2008
                                                                           28.72             29.56         909,937   2007
                                                                           27.66             28.72       1,123,372   2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares         $68.75            $72.27         158,935   2015
                                                                              65.91             68.75         176,248   2014
                                                                              49.16             65.91         212,858   2013
                                                                              42.82             49.16         247,455   2012
                                                                              42.95             42.82         280,667   2011
                                                                              34.17             42.95         320,046   2010
                                                                              26.14             34.17         367,662   2009
                                                                              52.04             26.14         432,286   2008
                                                                              49.64             52.04         549,970   2007
                                                                              48.90             49.64         739,731   2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares          $10.14            $ 9.77         212,570   2015
                                                                              10.00             10.14         236,785   2014
                                                                              10.15             10.00         307,838   2013
                                                                              10.00             10.15         349,772   2012
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $15.74            $15.59         705,500   2015
                                                                              15.31             15.74         888,657   2014
                                                                              15.84             15.31       1,052,915   2013
                                                                              14.66             15.84       1,229,775   2012
                                                                              14.35             14.66       1,475,005   2011
                                                                              13.46             14.35       1,574,637   2010
                                                                              11.97             13.46       1,577,964   2009
                                                                              11.58             11.97       1,349,594   2008
                                                                              10.81             11.58       1,020,375   2007
                                                                              10.55             10.81       1,296,588   2006
----------------------------------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information


The Company....................................................................................... B-3

The Separate Account.............................................................................. B-3

Additional Information About the Guarantee Account................................................ B-3

The Contracts..................................................................................... B-4
   Transfer of Annuity Units...................................................................... B-4
   Net Investment Factor.......................................................................... B-4

Termination of Participation Agreements........................................................... B-4

Calculation of Performance Data................................................................... B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.............................................................................. B-6
   Other Performance Data......................................................................... B-6

Tax Matters....................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................ B-7
   IRS Required Distributions..................................................................... B-7

General Provisions................................................................................ B-7
   Using the Contracts as Collateral.............................................................. B-7
   The Beneficiary................................................................................ B-8
   Non-Participating.............................................................................. B-8
   Misstatement of Age or Gender.................................................................. B-8
   Incontestability............................................................................... B-8
   Statement of Values............................................................................ B-8
   Trust as Owner or Beneficiary.................................................................. B-8
   Written Notice................................................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans..................................... B-8

Regulation of Genworth Life and Annuity Insurance Company......................................... B-8

Experts........................................................................................... B-8

Financial Statements.............................................................................. B-8


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for Genworth Life & Annuity VA Separate Account 1, Contract Form P1150 10/98 or P1143 4/94 (CVA
Plus) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                     Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2016, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2016.

Table of Contents


The Company....................................................................................... B-3

The Separate Account.............................................................................. B-3

Additional Information About the Guarantee Account................................................ B-3

The Contracts..................................................................................... B-4
   Transfer of Annuity Units...................................................................... B-4
   Net Investment Factor.......................................................................... B-4

Termination of Participation Agreements........................................................... B-4

Calculation of Performance Data................................................................... B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.............................................................................. B-6
   Other Performance Data......................................................................... B-6

Tax Matters....................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................ B-7
   IRS Required Distributions..................................................................... B-7

General Provisions................................................................................ B-7
   Using the Contracts as Collateral.............................................................. B-7
   The Beneficiary................................................................................ B-8
   Non-Participating.............................................................................. B-8
   Misstatement of Age or Gender.................................................................. B-8
   Incontestability............................................................................... B-8
   Statement of Values............................................................................ B-8
   Trust as Owner or Beneficiary.................................................................. B-8
   Written Notice................................................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans..................................... B-8

Regulation of Genworth Life and Annuity Insurance Company......................................... B-8

Experts........................................................................................... B-8

Financial Statements.............................................................................. B-8

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We will, however, continue to service our existing retained and reinsured blocks of business.


  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia, and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.


The Alger Portfolios. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity(R) Variable Insurance Products Fund. These agreements provide for termination upon advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. This agreement may be terminated at the option of any party upon one-year advance written notice.

Legg Mason Partners Variable Income Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.


Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:


Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


The effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the types and quality of securities held by that Portfolio, and that

Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for its corresponding portfolio.

Current Yield: -1.50% as of December 31, 2015
Effective Yield: -1.49% as of December 31, 2015


Yield calculations do not take into account the surrender charges imposed under the contract or charges for the optional death benefit riders.

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).

   (2) The annual contract charge is $25, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.25% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return also considers charges for all the optional death benefits.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with the Company.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and for each of the years in the three-year period ended December 31, 2015, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2015 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2015

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-17

Statements of Changes in Net Assets........................................ F-31

Notes to Financial Statements.............................................. F-59

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Separate Account) (comprising the AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B, AB Global Thematic Growth Portfolio -- Class B, AB Growth and Income Portfolio -- Class B, AB International Value Portfolio -- Class B, AB Large Cap Growth Portfolio -- Class B, AB Small Cap Growth Portfolio -- Class B; AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series I shares, Invesco V.I. American Franchise Fund -- Series II shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Equity and Income Fund -- Series II shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Managed Volatility Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Value Opportunities Fund -- Series II shares; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund --
Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2, Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1; Deutsche Variable
Series I -- Deutsche Capital Growth VIP -- Class B Shares; Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares, Deutsche Small Mid Cap Value VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Tail Risk Fund II -- Primary Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares, Franklin Income VIP Fund -- Class 2 Shares, Franklin Large Cap Growth VIP Fund -- Class 2 Shares, Franklin Mutual Shares VIP Fund -- Class 2 Shares, Templeton Foreign VIP Fund -- Class 1 Shares, Templeton Foreign VIP Fund -- Class 2 Shares, Templeton Global Bond VIP Fund -- Class 1 Shares, Templeton Growth VIP Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund -- Institutional Shares, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Research Portfolio -- Institutional Shares, Global Research Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares,

Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridge Variable Dividend Strategy Portfolio -- Class I, ClearBridge Variable Dividend Strategy Portfolio --
Class II, ClearBridge Variable Large Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares, MFS(R) Strategic Income Portfolio -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2) as of December 31, 2015, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2015, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 14, 2016

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2015


                                                                    AB Variable Products Series Fund, Inc.
                                             ------------------------------------------------------------------------------------

                                                   AB              AB             AB           AB            AB           AB
                                             Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                                Strategy         Growth         Income        Value        Growth       Growth
                               Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                  Total          Class B         Class B       Class B       Class B      Class B      Class B
                              -------------- --------------- --------------- ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $6,077,438,579   16,218,333       2,622,882     45,158,628   62,136,900    28,077,355   6,573,267
Dividend receivable..........      1,490,943           --              --             --           --            --          --
Receivable for units sold....        287,699           --              --             --           --           817          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total assets..........  6,079,217,221   16,218,333       2,622,882     45,158,628   62,136,900    28,078,172   6,573,267
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        281,222          802             112          1,923        2,952         1,205         283
Payable for units
  withdrawn..................      2,450,433        8,439              25         43,934        7,618            --       7,271
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total liabilities.....      2,731,655        9,241             137         45,857       10,570         1,205       7,554
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,615,813,872   14,680,733       2,622,745     44,989,724   59,215,353    28,076,967   6,565,713
   Variable annuity
     contract owners in
     the annuitization
     period..................    460,671,694    1,528,359              --        123,047    2,910,977            --          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Net assets............ $6,076,485,566   16,209,092       2,622,745     45,112,771   62,126,330    28,076,967   6,565,713
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Investments in
  securities at cost......... $5,799,343,651   16,913,386       2,137,718     31,068,225   64,730,937    22,985,625   7,699,168
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Shares outstanding...........                   1,492,027         120,814      1,516,408    4,633,624       587,761     403,268
                                               ==========       =========     ==========   ==========    ==========   =========

                                   AIM Variable Insurance Funds
                                (Invesco Variable Insurance Funds)
                              --------------------------------------
                              Invesco V.I. Invesco V.I.
                                American     American   Invesco V.I.
                               Franchise    Franchise     Comstock
                                Fund --      Fund --      Fund --
                                Series I    Series II    Series II
                                 shares       shares       shares
                              ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  7,576,736    5,216,066    30,106,663
Dividend receivable..........         --           --            --
Receivable for units sold....        708           --            --
                               ---------    ---------    ----------
       Total assets..........  7,577,444    5,216,066    30,106,663
                               ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        326          223         1,340
Payable for units
  withdrawn..................         --          355        10,569
                               ---------    ---------    ----------
       Total liabilities.....        326          578        11,909
                               ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,577,118    5,201,534    30,063,684
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       13,954        31,070
                               ---------    ---------    ----------
       Net assets............  7,577,118    5,215,488    30,094,754
                               =========    =========    ==========
Investments in
  securities at cost.........  5,064,199    2,480,973    21,842,670
                               =========    =========    ==========
Shares outstanding...........    132,229       93,394     1,719,398
                               =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015





                                                                    AIM Variable Insurance Funds
                                                           (Invesco Variable Insurance Funds) (continued)
                              -------------------------------------------------------------------------------------------
                                           Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                              Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                              Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                                Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                                Series I    Series II    Series II     Series I     Series II     Series I     Series I
                                 shares       shares       shares       shares       shares        shares       shares
                              ------------ ------------ ------------ ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $8,806,396   20,333,300    285,188       4,601      64,432,043      1,146        1,703
Dividend receivable..........          --           --         --          --              --         --           --
Receivable for units sold....          --        1,385         --          --              --         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total assets..........   8,806,396   20,334,685    285,188       4,601      64,432,043      1,146        1,703
                               ----------   ----------    -------       -----      ----------      -----        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         380        1,061         14          --           3,047         --           --
Payable for units
  withdrawn..................      40,945           --         29          --          17,077         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total liabilities.....      41,325        1,061         43          --          20,124         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   8,765,071   19,602,253    202,325       4,601      61,523,733      1,146        1,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --      731,371     82,820          --       2,888,186         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Net assets............  $8,765,071   20,333,624    285,145       4,601      64,411,919      1,146        1,703
                               ==========   ==========    =======       =====      ==========      =====        =====
Investments in
  securities at cost.........  $7,152,030   20,014,459    275,526       4,757      60,668,678      1,545        1,233
                               ==========   ==========    =======       =====      ==========      =====        =====
Shares outstanding...........     260,236    1,258,249     17,925         399       1,950,122        101           90
                               ==========   ==========    =======       =====      ==========      =====        =====

                                               American     American
                                               Century       Century
                                               Variable     Variable
                                            Portfolios II, Portfolios,
                                                 Inc.         Inc.
                              ---------------------------- -----------
                              Invesco V.I.
                                  Value
                              Opportunities  VP Inflation  VP Income &
                                 Fund --      Protection     Growth
                                Series II      Fund --       Fund --
                                 shares        Class II      Class I
                              ------------- -------------- -----------
Assets:
Investments at fair
  value (note 2b)............   5,703,197     17,711,676     84,882
Dividend receivable..........          --             --         --
Receivable for units sold....       1,730             --         --
                                ---------     ----------     ------
       Total assets..........   5,704,927     17,711,676     84,882
                                ---------     ----------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         250            819          4
Payable for units
  withdrawn..................          --          6,863         --
                                ---------     ----------     ------
       Total liabilities.....         250          7,682          4
                                ---------     ----------     ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,695,973     17,084,557     84,878
   Variable annuity
     contract owners in
     the annuitization
     period..................       8,704        619,437         --
                                ---------     ----------     ------
       Net assets............   5,704,677     17,703,994     84,878
                                =========     ==========     ======
Investments in
  securities at cost.........   5,889,043     19,488,062     68,498
                                =========     ==========     ======
Shares outstanding...........     732,118      1,781,859      9,905
                                =========     ==========     ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                  American Century Variable
                                 Portfolios, Inc. (continued)              BlackRock Variable Series Funds, Inc.
                              ---------------------------------- ----------------------------------------------------------

                                                                                     BlackRock     BlackRock    BlackRock
                                                                    BlackRock         Global       Large Cap      Value
                                   VP                            Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                              International VP Ultra(R) VP Value     Fund --          Fund --       Fund --   V.I. Fund --
                                 Fund --      Fund --   Fund --     Class III        Class III     Class III    Class III
                                 Class I      Class I   Class I       Shares          Shares        Shares       Shares
                              ------------- ----------- -------- ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  value (note 2b)............   $684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
Dividend receivable..........         --           --        --             --               --           --           --
Receivable for units sold....         --           --        --             --               --           --           --
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total assets..........    684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
                                --------      -------    ------     ----------      -----------    ---------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         34           15         2            457           16,389          148          233
Payable for units
  withdrawn..................         57           21        --             60          353,630       58,649           50
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total liabilities.....         91           36         2            517          370,019       58,797          283
                                --------      -------    ------     ----------      -----------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    520,056      201,589    66,442     10,537,903      300,255,929    3,356,409    5,306,025
   Variable annuity
     contract owners in
     the annuitization
     period..................    164,169       81,548        --         15,891       22,665,463           --        7,003
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Net assets............   $684,225      283,137    66,442     10,553,794      322,921,392    3,356,409    5,313,028
                                ========      =======    ======     ==========      ===========    =========    =========
Investments in
  securities at cost.........   $603,378      277,088    51,024     10,983,961      344,361,853    3,175,619    4,986,682
                                ========      =======    ======     ==========      ===========    =========    =========
Shares outstanding...........     68,295       18,305     7,508        794,752       24,792,286      252,978      289,396
                                ========      =======    ======     ==========      ===========    =========    =========

                                                              Deutsche
                                Columbia Funds Variable       Variable
                                   Insurance Trust I          Series I
                              --------------------------- ----------------
                                Columbia
                                Variable      Variable
                              Portfolio --  Portfolio --  Deutsche Capital
                              International Loomis Sayles      Growth
                              Opportunities    Growth          VIP --
                                 Fund --     Fund II --       Class B
                                 Class 2       Class 1         Shares
                              ------------- ------------- ----------------
Assets:
Investments at fair
  value (note 2b)............  58,993,215    21,398,151        8,004
Dividend receivable..........          --            --           --
Receivable for units sold....          --            --           --
                               ----------    ----------        -----
       Total assets..........  58,993,215    21,398,151        8,004
                               ----------    ----------        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       2,769           919           --
Payable for units
  withdrawn..................       8,229         2,051            1
                               ----------    ----------        -----
       Total liabilities.....      10,998         2,970            1
                               ----------    ----------        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  56,686,646    21,395,181        8,003
   Variable annuity
     contract owners in
     the annuitization
     period..................   2,295,571            --           --
                               ----------    ----------        -----
       Net assets............  58,982,217    21,395,181        8,003
                               ==========    ==========        =====
Investments in
  securities at cost.........  56,950,994    17,854,473        6,266
                               ==========    ==========        =====
Shares outstanding...........   3,361,437       848,123          285
                               ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Deutsche
                                   Variable                                                    Eaton Vance
                                   Series II                       Dreyfus                    Variable Trust
                              ------------------- ------------------------------------------ ---------------- --------------
                              Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                                Large   Small Mid   Investment     Variable      Socially                     Federated High
                              Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                               VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                               Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                               Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                              --------- --------- -------------- ------------ -------------- ---------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $54,601   19,336       97,147      1,003,752     6,219,640       44,003,719      13,214,418
Dividend receivable..........       --       --           --              4            --          132,977              --
Receivable for units sold....       --       --           --         21,412            --            2,894             163
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total assets..........   54,601   19,336       97,147      1,025,168     6,219,640       44,139,590      13,214,581
                               -------   ------       ------      ---------     ---------       ----------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        3        1            4             47           273            1,971             528
Payable for units
  withdrawn..................       --        1           --             --           176               --              --
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total liabilities.....        3        2            4             47           449            1,971             528
                               -------   ------       ------      ---------     ---------       ----------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   54,598   19,334       97,143      1,025,121     5,893,001       42,824,340      13,207,584
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       --           --             --       326,190        1,313,279           6,469
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Net assets............  $54,598   19,334       97,143      1,025,121     6,219,191       44,137,619      13,214,053
                               =======   ======       ======      =========     =========       ==========      ==========
Investments in
  securities at cost.........  $46,753   16,135       83,717      1,003,752     5,430,706       46,615,122      14,052,685
                               =======   ======       ======      =========     =========       ==========      ==========
Shares outstanding...........    3,566    1,212        5,126      1,003,752       161,298        5,000,423       2,077,739
                               =======   ======       ======      =========     =========       ==========      ==========


                              Federated Insurance Series
                              -----------------------------------------
                                                            Federated
                                                             Managed
                              Federated High   Federated    Tail Risk
                               Income Bond      Kaufmann    Fund II --
                                Fund II --     Fund II --    Primary
                              Service Shares Service Shares   Shares
                              -------------- -------------- ----------
Assets:
Investments at fair
  value (note 2b)............   14,896,524     20,458,921   6,252,148
Dividend receivable..........           --             --          --
Receivable for units sold....        2,275             --          --
                                ----------     ----------   ---------
       Total assets..........   14,898,799     20,458,921   6,252,148
                                ----------     ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          631            863         251
Payable for units
  withdrawn..................           --             95       1,763
                                ----------     ----------   ---------
       Total liabilities.....          631            958       2,014
                                ----------     ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   14,860,190     20,405,604   6,218,093
   Variable annuity
     contract owners in
     the annuitization
     period..................       37,978         52,359      32,041
                                ----------     ----------   ---------
       Net assets............   14,898,168     20,457,963   6,250,134
                                ==========     ==========   =========
Investments in
  securities at cost.........   15,689,652     17,759,525   7,188,346
                                ==========     ==========   =========
Shares outstanding...........    2,353,321      1,216,345   1,223,512
                                ==========     ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Federated
                               Insurance
                                Series
                              (continued)
                              ----------- --------------------------

                                                         VIP Asset
                               Federated    VIP Asset   Manager/SM/
                                Managed    Manager/SM/  Portfolio --
                              Volatility  Portfolio --    Service
                                Fund II   Initial Class   Class 2
                              ----------- ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ $6,409,575   49,486,865    8,974,957
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --           --
                              ----------   ----------    ---------
       Total assets..........  6,409,575   49,486,865    8,974,957
                              ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        254        1,671          457
Payable for units
  withdrawn..................        150       43,280            1
                              ----------   ----------    ---------
       Total liabilities.....        404       44,951          458
                              ----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,398,291   48,898,529    8,906,567
   Variable annuity
     contract owners in
     the annuitization
     period..................     10,880      543,385       67,932
                              ----------   ----------    ---------
       Net assets............ $6,409,171   49,441,914    8,974,499
                              ==========   ==========    =========
Investments in
  securities at cost......... $6,585,766   46,828,867    8,422,828
                              ==========   ==========    =========
Shares outstanding...........    689,943    3,140,030      580,903
                              ==========   ==========    =========



                                          Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------------------------------------
                                                                       VIP Dynamic                    VIP
                                  VIP                         VIP        Capital         VIP        Equity-         VIP
                                Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                              Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                                Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                                Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                              ------------ ------------- ------------- ------------ ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  69,751,936   113,663,806   217,807,762   2,724,703    85,301,113   102,461,922   20,875,083
Dividend receivable..........          --            --            --          --            --            --           --
Receivable for units sold....          --            --        10,900          --            --            --           --
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total assets..........  69,751,936   113,663,806   217,818,662   2,724,703    85,301,113   102,461,922   20,875,083
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,598         4,489         9,977         116         3,248         4,686          827
Payable for units
  withdrawn..................     322,185        43,883            --          99        11,491        34,879        1,786
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total liabilities.....     325,783        48,372         9,977         215        14,739        39,565        2,613
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  65,753,795   113,371,464   210,614,426   2,724,488    85,025,891    99,459,451   20,844,450
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,672,358       243,970     7,194,259          --       260,483     2,962,906       28,020
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Net assets............  69,426,153   113,615,434   217,808,685   2,724,488    85,286,374   102,422,357   20,872,470
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Investments in
  securities at cost.........  66,978,217    87,867,349   174,807,121   2,302,643    89,256,805   105,236,458   16,025,114
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Shares outstanding...........   4,373,162     3,350,938     6,548,640     216,935     4,169,165     5,112,870    1,105,672
                               ==========   ===========   ===========   =========    ==========   ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------- -------------------------
                                  VIP                         VIP                                     VIP          VIP
                                Growth &        VIP         Growth                       VIP         Growth     Investment
                                 Income       Growth     Opportunities      VIP         Growth       Stock      Grade Bond
                              Portfolio -- Opportunities Portfolio --     Growth     Portfolio -- Portfolio -- Portfolio --
                                Service    Portfolio --     Service    Portfolio --    Service      Service      Service
                                Class 2    Initial Class    Class 2    Initial Class   Class 2      Class 2      Class 2
                              ------------ ------------- ------------- ------------- ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $14,950,903   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
Dividend receivable..........          --           --            --            --            --       --               --
Receivable for units sold....      20,799           --            --            --            --       --               --
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total assets..........  14,971,702   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         647          434         2,548         2,289           996       --            6,434
Payable for units
  withdrawn..................          --          415           985        54,852         3,059       --           12,972
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total liabilities.....         647          849         3,533        57,141         4,055       --           19,406
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  14,971,055   10,815,960    50,174,702    60,721,739    23,336,327       --      129,167,750
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       41,141     2,870,769       190,496        30,018       --        6,892,024
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Net assets............ $14,971,055   10,857,101    53,045,471    60,912,235    23,366,345       --      136,059,774
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Investments in
  securities at cost......... $12,040,006    7,417,451    50,878,585    34,930,322    15,729,771       --      143,130,807
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Shares outstanding...........     806,413      341,983     1,689,459       927,291       359,489       --       11,255,515
                              ===========   ==========    ==========    ==========    ==========       ==      ===========

                              ----------------------------------------

                                                VIP          VIP
                                   VIP        Mid Cap      Overseas
                                 Mid Cap    Portfolio -- Portfolio --
                              Portfolio --    Service      Initial
                              Initial Class   Class 2       Class
                              ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............    10,330     120,054,259   19,248,002
Dividend receivable..........        --              --           --
Receivable for units sold....        --              --           --
                                 ------     -----------   ----------
       Total assets..........    10,330     120,054,259   19,248,002
                                 ------     -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        --           5,327          722
Payable for units
  withdrawn..................        --          18,576        3,622
                                 ------     -----------   ----------
       Total liabilities.....        --          23,903        4,344
                                 ------     -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    10,330     117,533,141   19,166,723
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       2,497,215       76,935
                                 ------     -----------   ----------
       Net assets............    10,330     120,030,356   19,243,658
                                 ======     ===========   ==========
Investments in
  securities at cost.........     9,787     117,609,023   17,437,110
                                 ======     ===========   ==========
Shares outstanding...........       316       3,771,733    1,008,805
                                 ======     ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------
Assets:
Investments at fair
 value (note 2b).........  $2,982,648     79,036,425      347,991,258
Dividend receivable......          --             --               --
Receivable for units sold          58          1,108               --
                           ----------     ----------      -----------
    Total assets.........   2,982,706     79,037,533      347,991,258
                           ----------     ----------      -----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...         126          4,142           19,014
Payable for units
 withdrawn...............          --             --           85,057
                           ----------     ----------      -----------
    Total liabilities....         126          4,142          104,071
                           ----------     ----------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   2,982,580     69,127,489      322,900,015
 Variable annuity
   contract owners in
   the annuitization
   period................          --      9,905,902       24,987,172
                           ----------     ----------      -----------
    Net assets...........  $2,982,580     79,033,391      347,887,187
                           ==========     ==========      ===========
Investments in
 securities at cost......  $2,526,028     87,893,976      370,936,859
                           ==========     ==========      ===========
Shares outstanding.......     203,733     11,709,100       24,506,427
                           ==========     ==========      ===========





                             Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------------


                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                          -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
 value (note 2b).........    218,733       16,240,675     7,415,402      1,101,580      7,468,332      9,515,659
Dividend receivable......         --               --            --             --             --             --
Receivable for units sold         --               --            50             --             --            793
                             -------       ----------     ---------      ---------      ---------      ---------
    Total assets.........    218,733       16,240,675     7,415,452      1,101,580      7,468,332      9,516,452
                             -------       ----------     ---------      ---------      ---------      ---------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          9              693           296             55            274            412
Payable for units
 withdrawn...............         --              475            --             81             59             --
                             -------       ----------     ---------      ---------      ---------      ---------
    Total liabilities....          9            1,168           296            136            333            412
                             -------       ----------     ---------      ---------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    218,724       16,116,858     7,415,156        815,816      7,441,112      9,271,248
 Variable annuity
   contract owners in
   the annuitization
   period................         --          122,649            --        285,628         26,887        244,792
                             -------       ----------     ---------      ---------      ---------      ---------
    Net assets...........    218,724       16,239,507     7,415,156      1,101,444      7,467,999      9,516,040
                             =======       ==========     =========      =========      =========      =========
Investments in
 securities at cost......    202,741       13,923,837     8,163,769      1,210,655      8,219,695      9,031,127
                             =======       ==========     =========      =========      =========      =========
Shares outstanding.......     12,091          845,868       550,921         83,453        457,058        714,389
                             =======       ==========     =========      =========      =========      =========




                          GE Investments
                           Funds, Inc.
                          --------------

                            Core Value
                              Equity
                             Fund --
                             Class 1
                              Shares
                          --------------
Assets:
Investments at fair
 value (note 2b).........   12,368,054
Dividend receivable......           --
Receivable for units sold       51,327
                            ----------
    Total assets.........   12,419,381
                            ----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          530
Payable for units
 withdrawn...............           --
                            ----------
    Total liabilities....          530
                            ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   12,418,629
 Variable annuity
   contract owners in
   the annuitization
   period................          222
                            ----------
    Net assets...........   12,418,851
                            ==========
Investments in
 securities at cost......   12,666,202
                            ==========
Shares outstanding.......    1,307,405
                            ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015



                                                              GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------------------

                                              Premier
                                              Growth    Real Estate
                                              Equity    Securities                Small-Cap    Total Return Total Return
                              Income Fund --  Fund --     Fund --   S&P 500(R)  Equity Fund --   Fund --      Fund --
                                 Class 1      Class 1     Class 1     Index        Class 1       Class 1      Class 3
                                  Shares      Shares      Shares       Fund         Shares        Shares       Shares
                              -------------- ---------- ----------- ----------- -------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
Dividend receivable..........           --           --         --           --           --            --           --
Receivable for units sold....           --           --         --           --           --            --           --
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total assets..........   24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        1,000        1,304      2,757        5,996        1,423        35,722       39,774
Payable for units
  withdrawn..................       71,937       11,055     18,478       23,249        6,462       104,609       63,822
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total liabilities.....       72,937       12,359     21,235       29,245        7,885       140,331      103,596
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   24,382,143   30,808,916 62,403,271  145,092,850   33,235,895   518,581,899  701,230,862
   Variable annuity
     contract owners in
     the annuitization
     period..................       27,573      150,164  1,172,618      281,802       36,874   273,207,601   47,758,938
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Net assets............  $24,409,716   30,959,080 63,575,889  145,374,652   33,272,769   791,789,500  748,989,800
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Investments in
  securities at cost.........  $25,258,984   26,783,682 63,745,635   98,046,328   36,267,645   776,724,373  721,221,615
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Shares outstanding...........    2,176,236      329,238  4,781,739    4,021,125    2,727,922    44,843,139   42,537,955
                               ===========   ========== ==========  ===========   ==========   ===========  ===========

                                            Goldman Sachs Variable
                                                Insurance Trust
                              ---------------------------------------
                                             Goldman       Goldman
                                              Sachs         Sachs
                                            Large Cap      Mid Cap
                              U.S. Equity     Value         Value
                                Fund --      Fund --       Fund --
                                Class 1   Institutional Institutional
                                Shares       Shares        Shares
                              ----------- ------------- -------------
Assets:
Investments at fair
  value (note 2b)............ 27,036,740    8,322,395    43,165,878
Dividend receivable..........         --           --            --
Receivable for units sold....         --           17            --
                              ----------    ---------    ----------
       Total assets.......... 27,036,740    8,322,412    43,165,878
                              ----------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......      1,137          333         1,761
Payable for units
  withdrawn..................      2,204           --        37,417
                              ----------    ---------    ----------
       Total liabilities.....      3,341          333        39,178
                              ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 26,334,110    8,282,624    43,061,519
   Variable annuity
     contract owners in
     the annuitization
     period..................    699,289       39,455        65,181
                              ----------    ---------    ----------
       Net assets............ 27,033,399    8,322,079    43,126,700
                              ==========    =========    ==========
Investments in
  securities at cost......... 23,414,657    9,609,276    44,721,183
                              ==========    =========    ==========
Shares outstanding...........    639,923      886,304     2,979,012
                              ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                 Goldman
                                  Sachs
                                 Variable
                                Insurance
                                  Trust
                               (continued)                       JPMorgan Insurance Trust
                              -------------- ---------------------------------------------------------------- -------------
                                                            JPMorgan     JPMorgan     JPMorgan
                                               JPMorgan    Insurance    Insurance    Insurance     JPMorgan
                                 Goldman      Insurance      Trust        Trust        Trust      Insurance
                               Sachs Money      Trust       Intrepid     Mid Cap     Small Cap    Trust U.S.    Balanced
                              Market Fund --  Core Bond     Mid Cap       Value         Core        Equity    Portfolio --
                                 Service     Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Institutional
                                  Shares       Class 1      Class 1      Class 1      Class 1      Class 1       Shares
                              -------------- ------------ ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $139,266,503   3,859,082     364,947       96,570       7,394      1,158,353    81,003,526
Dividend receivable..........           755          --          --           --          --             --            --
Receivable for units sold....            --          47          --           --          --             --            --
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total assets..........   139,267,258   3,859,129     364,947       96,570       7,394      1,158,353    81,003,526
                               ------------   ---------     -------       ------       -----      ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         6,045         193          19            5          --             59         3,182
Payable for units
  withdrawn..................        88,950          --          45            1           1            128        16,205
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total liabilities.....        94,995         193          64            6           1            187        19,387
                               ------------   ---------     -------       ------       -----      ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   139,039,422   2,751,560     242,225       96,564       7,393        790,160    80,839,441
   Variable annuity
     contract owners in
     the annuitization
     period..................       132,841   1,107,376     122,658           --          --        368,006       144,698
                               ------------   ---------     -------       ------       -----      ---------    ----------
   Net assets................  $139,172,263   3,858,936     364,883       96,564       7,393      1,158,166    80,984,139
                               ============   =========     =======       ======       =====      =========    ==========
Investments in
  securities at cost.........  $139,266,503   3,962,195     334,446       62,924       5,273        832,491    70,913,743
                               ============   =========     =======       ======       =====      =========    ==========
Shares outstanding...........   139,266,503     353,720      18,696        9,477         360         45,426     2,692,936
                               ============   =========     =======       ======       =====      =========    ==========





                                  Janus Aspen Series
                              ----------------------------------------



                                Balanced    Enterprise    Enterprise
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ 115,064,279   46,535,756    4,758,272
Dividend receivable..........          --           --           --
Receivable for units sold....          --           --           15
                              -----------   ----------    ---------
       Total assets.......... 115,064,279   46,535,756    4,758,287
                              -----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       5,653        1,843          203
Payable for units
  withdrawn..................      11,022       17,668           --
                              -----------   ----------    ---------
       Total liabilities.....      16,675       19,511          203
                              -----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 109,896,220   46,421,927    4,758,084
   Variable annuity
     contract owners in
     the annuitization
     period..................   5,151,384       94,318           --
                              -----------   ----------    ---------
   Net assets................ 115,047,604   46,516,245    4,758,084
                              ===========   ==========    =========
Investments in
  securities at cost......... 103,291,371   30,498,146    3,281,313
                              ===========   ==========    =========
Shares outstanding...........   3,640,123      811,717       87,036
                              ===========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                                                                  Janus Aspen Series (continued)
                              ----------------------------------------------------------------------------------------------
                                Flexible                                  Global        Global       Global
                                  Bond          Forty        Forty       Research      Research    Technology      Janus
                              Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                              Institutional Institutional   Service    Institutional   Service      Service    Institutional
                                 Shares        Shares        Shares       Shares        Shares       Shares       Shares
                              ------------- ------------- ------------ ------------- ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $16,467,718   37,306,249    48,730,068   45,371,215    3,803,620    5,655,279    48,007,585
Dividend receivable..........           --           --            --           --           --           --            --
Receivable for units sold....           --           --            --           --          201           --            --
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total assets..........   16,467,718   37,306,249    48,730,068   45,371,215    3,803,821    5,655,279    48,007,585
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          638        1,521         2,236        1,748          163          232         1,880
Payable for units
  withdrawn..................        2,662       24,171           970       12,461           --           29        21,685
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total liabilities.....        3,300       25,692         3,206       14,209          163          261        23,565
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   16,430,163   37,024,680    46,976,717   45,255,388    3,803,658    5,655,018    47,871,496
   Variable annuity
     contract owners in
     the annuitization
     period..................       34,255      255,877     1,750,145      101,618           --           --       112,524
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Net assets............  $16,464,418   37,280,557    48,726,862   45,357,006    3,803,658    5,655,018    47,984,020
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Investments in
  securities at cost.........  $17,243,521   33,938,084    48,658,275   34,142,702    2,750,905    4,399,192    38,195,012
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Shares outstanding...........    1,411,115    1,025,742     1,389,113    1,127,515       96,221      729,713     1,556,666
                               ===========   ==========    ==========   ==========    =========    =========    ==========

                              ----------------------------------------

                                 Janus       Overseas      Overseas
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  3,905,286    25,445,726    3,539,422
Dividend receivable..........         --            --           --
Receivable for units sold....        217            --           --
                               ---------    ----------    ---------
       Total assets..........  3,905,503    25,445,726    3,539,422
                               ---------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        169         1,011          149
Payable for units
  withdrawn..................         --         3,196            9
                               ---------    ----------    ---------
       Total liabilities.....        169         4,207          158
                               ---------    ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  3,905,334    25,366,470    3,539,264
   Variable annuity
     contract owners in
     the annuitization
     period..................         --        75,049           --
                               ---------    ----------    ---------
       Net assets............  3,905,334    25,441,519    3,539,264
                               =========    ==========    =========
Investments in
  securities at cost.........  3,000,995    34,926,546    3,932,876
                               =========    ==========    =========
Shares outstanding...........    129,143       883,532      127,134
                               =========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015




                                   Legg Mason Partners Variable Equity Trust
                              --------------------------------------------------- -------------

                              ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                                Variable     Variable     Variable     Variable     Investors
                               Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                                 Growth      Strategy     Strategy      Value       Series --
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                                Class II     Class I      Class II     Class I       Shares
                              ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $21,896,247   4,557,145    5,674,574    18,995,163       --
Dividend receivable..........          --          --           --            --       --
Receivable for units sold....          --          --           --            --       --
                              -----------   ---------    ---------    ----------       --
       Total assets..........  21,896,247   4,557,145    5,674,574    18,995,163       --
                              -----------   ---------    ---------    ----------       --
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         940         185          307           786       --
Payable for units
  withdrawn..................         358          --          576           109       --
                              -----------   ---------    ---------    ----------       --
       Total liabilities.....       1,298         185          883           895       --
                              -----------   ---------    ---------    ----------       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  21,894,949   4,552,433    5,391,866    18,988,047       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       4,527      281,825         6,221       --
                              -----------   ---------    ---------    ----------       --
       Net assets............ $21,894,949   4,556,960    5,673,691    18,994,268       --
                              ===========   =========    =========    ==========       ==
Investments in
  securities at cost......... $22,938,928   3,782,886    4,662,826    19,053,089       --
                              ===========   =========    =========    ==========       ==
Shares outstanding...........     843,786     303,810      377,048     1,064,155       --
                              ===========   =========    =========    ==========       ==

                                                                                            MFS(R) Variable
                                                                                               Insurance
                                       MFS(R) Variable Insurance Trust                         Trust II
                              -----------------------------------------------------------------------------
                                                                                                MFS(R)
                                                                                             Massachusetts
                              MFS(R) Investors  MFS(R) New   MFS(R) Total                      Investors
                                   Trust         Discovery      Return     MFS(R) Utilities  Growth Stock
                                 Series --       Series --     Series --      Series --      Portfolio --
                               Service Class   Service Class Service Class  Service Class    Service Class
                                   Shares         Shares        Shares          Shares          Shares
                              ---------------- ------------- ------------- ---------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    5,761,197      13,661,318    47,624,970      17,321,330       7,315,901
Dividend receivable..........           --              --            --              --              --
Receivable for units sold....           --           1,058            --             910           1,524
                                 ---------      ----------    ----------      ----------       ---------
       Total assets..........    5,761,197      13,662,376    47,624,970      17,322,240       7,317,425
                                 ---------      ----------    ----------      ----------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          248             583         2,506             734             317
Payable for units
  withdrawn..................       28,051              --        11,561              --              --
                                 ---------      ----------    ----------      ----------       ---------
       Total liabilities.....       28,299             583        14,067             734             317
                                 ---------      ----------    ----------      ----------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    5,732,898      13,661,793    45,461,387      17,250,867       7,317,108
   Variable annuity
     contract owners in
     the annuitization
     period..................           --              --     2,149,516          70,639              --
                                 ---------      ----------    ----------      ----------       ---------
       Net assets............    5,732,898      13,661,793    47,610,903      17,321,506       7,317,108
                                 =========      ==========    ==========      ==========       =========
Investments in
  securities at cost.........    4,286,746      14,801,507    42,059,389      18,104,648       7,901,822
                                 =========      ==========    ==========      ==========       =========
Shares outstanding...........      219,057         945,420     2,139,487         688,721         451,042
                                 =========      ==========    ==========      ==========       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                              MFS(R) Variable
                                 Insurance
                                  Trust II
                                (continued)                                            Oppenheimer Variable Account Funds
                              ---------------- -----------------------------------------------------------------------------

                                               Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                              MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                                   Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                                Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                               Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                                   Shares         Shares       Shares       Shares       Shares      Shares       Shares
                              ---------------- ------------ ------------ ------------ ------------ ----------- -------------
Assets:
Investments at fair
  value (note 2b)............     $21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
Dividend receivable..........          --               --          --            --           --          --           --
Receivable for units sold....          --               --          --            --           --          --           --
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total assets..........      21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......           1            1,277         246           436        1,170         453          955
Payable for units
  withdrawn..................          --            2,735      49,313        58,347        1,970          58          837
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total liabilities.....           1            4,012      49,559        58,783        3,140         511        1,792
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      21,303       32,900,912   5,763,845    11,518,957   20,625,384  11,481,746   25,393,818
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           97,391          --        88,977    1,437,154      72,502      166,857
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Net assets............     $21,303       32,998,303   5,763,845    11,607,934   22,062,538  11,554,248   25,560,675
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Investments in
  securities at cost.........     $23,108       24,904,110   4,723,172    11,366,997   20,085,579  12,869,749   17,439,038
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Shares outstanding...........       2,323          594,743     106,084       806,827    1,545,216   1,498,672      332,628
                                  =======       ==========   =========    ==========   ==========  ==========   ==========




                              --------------------------------------
                                                        Oppenheimer
                               Oppenheimer                Global
                              Discovery Mid Oppenheimer  Strategic
                               Cap Growth     Global      Income
                               Fund/VA --   Fund/VA --  Fund/VA --
                                 Service      Service   Non-Service
                                 Shares       Shares      Shares
                              ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   7,457,518   100,133,583  4,080,733
Dividend receivable..........          --            --         --
Receivable for units sold....          --            --         --
                                ---------   -----------  ---------
       Total assets..........   7,457,518   100,133,583  4,080,733
                                ---------   -----------  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         315         4,499        157
Payable for units
  withdrawn..................          73        84,697        742
                                ---------   -----------  ---------
       Total liabilities.....         388        89,196        899
                                ---------   -----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   7,457,130    97,717,796  4,038,465
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     2,326,591     41,369
                                ---------   -----------  ---------
       Net assets............   7,457,130   100,044,387  4,079,834
                                =========   ===========  =========
Investments in
  securities at cost.........   6,909,258    85,544,136  4,591,847
                                =========   ===========  =========
Shares outstanding...........     100,941     2,663,836    836,216
                                =========   ===========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                Oppenheimer Variable
                              Account Funds (continued)                              PIMCO Variable Insurance Trust
                              ------------------------- -------------------------------------------------------------------------
                                                                       Foreign Bond                   Long-Term
                                           Oppenheimer                  Portfolio                        U.S.
                              Oppenheimer  Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                              Main Street   Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                              Fund/VA --  Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                                Service      Service    Advisor Class     Class          Class          Class          Class
                                Shares       Shares        Shares         Shares         Shares         Shares         Shares
                              ----------- ------------- ------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............ $85,189,499  56,926,110     8,052,096     3,437,415      83,369,389     17,071,587     76,263,668
Dividend receivable..........          --          --            --         6,368         448,008         36,916        113,131
Receivable for units sold....          --       8,513            --           187              --        145,456             --
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total assets..........  85,189,499  56,934,623     8,052,096     3,443,970      83,817,397     17,253,959     76,376,799
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,985       2,670           342           148           3,852            729          3,596
Payable for units
  withdrawn..................      95,082          --            --            --         189,833             --         20,922
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total liabilities.....      99,067       2,670           342           148         193,685            729         24,518
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  81,516,855  54,399,198     8,051,754     3,421,332      80,510,106     17,247,406     73,250,484
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,573,577   2,532,755            --        22,490       3,113,606          5,824      3,101,797
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Net assets............ $85,090,432  56,931,953     8,051,754     3,443,822      83,623,712     17,253,230     76,352,281
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Investments in
  securities at cost......... $63,144,927  53,484,288     9,736,494     3,388,536      89,233,998     17,428,641     77,840,779
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Shares outstanding...........   2,939,596   2,704,328       876,180       326,130      11,483,387      1,466,631      7,440,358
                              ===========  ==========     =========     =========      ==========     ==========     ==========

                                                Rydex
                                              Variable    The Alger
                                                Trust     Portfolios
                              -------------------------- ------------


                               Total Return              Alger Large
                               Portfolio --               Cap Growth
                              Administrative             Portfolio --
                                  Class       NASDAQ --   Class I-2
                                  Shares     100(R) Fund    Shares
                              -------------- ----------- ------------
Assets:
Investments at fair
  value (note 2b)............  283,868,892   16,265,508   29,843,872
Dividend receivable..........      752,784           --           --
Receivable for units sold....           --           56           --
                               -----------   ----------   ----------
       Total assets..........  284,621,676   16,265,564   29,843,872
                               -----------   ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       12,885          705        1,202
Payable for units
  withdrawn..................       98,819           --       61,310
                               -----------   ----------   ----------
       Total liabilities.....      111,704          705       62,512
                               -----------   ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  275,667,717   16,264,859   29,687,822
   Variable annuity
     contract owners in
     the annuitization
     period..................    8,842,255           --       93,538
                               -----------   ----------   ----------
       Net assets............  284,509,972   16,264,859   29,781,360
                               ===========   ==========   ==========
Investments in
  securities at cost.........  299,186,926   15,088,446   26,009,077
                               ===========   ==========   ==========
Shares outstanding...........   26,830,708      476,157      560,343
                               ===========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               The Alger                                                                           Wells Fargo
                               Portfolios                                                                           Variable
                              (continued)                        The Prudential Series Fund                           Trust
                              ------------ ----------------------------------------------------------------------- -----------
                                             Jennison
                              Alger Small     20/20                    Natural    SP International  SP Prudential  Wells Fargo
                               Cap Growth     Focus       Jennison    Resources        Growth       U.S. Emerging   VT Omega
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --       Growth        Growth
                               Class I-2     Class II     Class II     Class II       Class II      Portfolio --     Fund --
                                 Shares       Shares       Shares       Shares         Shares      Class II Shares   Class 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
Assets:
Investments at fair
  value (note 2b)............ $20,046,500   6,241,462    7,026,598    17,302,510       1,933           15,029       3,054,729
Dividend receivable..........          --          --           --            --          --               --              --
Receivable for units sold....          --         685           --        12,394          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total assets..........  20,046,500   6,242,147    7,026,598    17,314,904       1,933           15,029       3,054,729
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         809         268          299           782          --                1             128
Payable for units
  withdrawn..................         342          --          427            --           1               --              19
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total liabilities.....       1,151         268          726           782           1                1             147
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  19,954,177   6,241,879    7,014,902    16,756,154       1,932           15,028       3,054,582
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,172          --       10,970       557,968          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Net assets............ $20,045,349   6,241,879    7,025,872    17,314,122       1,932           15,028       3,054,582
                              ===========   =========    =========    ==========       =====           ======       =========
Investments in
  securities at cost......... $24,801,299   3,987,487    6,098,875    27,119,917       2,262            8,719       3,410,872
                              ===========   =========    =========    ==========       =====           ======       =========
Shares outstanding...........     979,311     274,350      159,009       824,322         322            1,364         135,525
                              ===========   =========    =========    ==========       =====           ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                         -----------------------------------------------------------------------------------

                                               AB              AB             AB           AB            AB           AB
                                         Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                            Strategy         Growth         Income        Value        Growth       Growth
                           Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                              Total          Class B         Class B       Class B       Class B      Class B      Class B
                          -------------  --------------- --------------- ------------ ------------- ------------ ------------
                                                                                 Year ended December 31, 2015
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 119,966,470       341,762             --         567,213    1,463,392           --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   112,584,587       314,006         44,314         748,774    1,128,847      329,773      311,865
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net investment income
  (expense)..............     7,381,883        27,756        (44,314)       (181,561)     334,545     (329,773)    (311,865)
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   165,922,757       172,373        197,433       2,919,664      168,471      932,185     (172,608)
   Change in unrealized
     appreciation
     (depreciation)......  (649,550,547)   (1,824,949)       (91,639)     (2,793,732)  (1,001,167)    (791,830)     153,871
   Capital gain
     distributions.......   318,360,919     1,560,725             --              --           --    1,942,480    2,092,418
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  (165,266,871)      (91,851)       105,794         125,932     (832,696)   2,082,835    2,073,681
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations............. $(157,884,988)      (64,095)        61,480         (55,629)    (498,151)   1,753,062    1,761,816
                          =============    ==========        =======      ==========   ==========    =========    =========

                               AIM Variable Insurance Funds
                            (Invesco Variable Insurance Funds)
                          -------------------------------------
                          Invesco V.I. Invesco V.I.
                            American     American   Invesco V.I.
                           Franchise    Franchise     Comstock
                            Fund --      Fund --      Fund --
                            Series I    Series II    Series II
                             shares       shares       shares
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --           --       553,153
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    123,305       86,351       545,891
                            --------     --------    ----------
Net investment income
  (expense)..............   (123,305)     (86,351)        7,262
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    372,618      567,833     2,651,288
   Change in unrealized
     appreciation
     (depreciation)......    (19,925)    (328,012)   (5,409,892)
   Capital gain
     distributions.......     41,617       29,455        91,353
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    394,310      269,276    (2,667,251)
                            --------     --------    ----------
Increase (decrease) in
  net assets from
  operations.............    271,005      182,925    (2,659,989)
                            ========     ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




                                                                AIM Variable Insurance Funds
                                                       (Invesco Variable Insurance Funds) (continued)
                          -------------------------------------------------------------------------------------------
                                       Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                          Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                          Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                            Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                            Series I    Series II    Series II     Series I     Series II     Series I     Series I
                             shares       shares       shares       shares       shares        shares       shares
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   108,288      508,517     10,246        104          916,907         17          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     171,826      425,573      5,624         41        1,092,558          8          12
                          -----------   ----------    -------        ---       ----------       ----         ---
Net investment income
  (expense)..............     (63,538)      82,944      4,622         63         (175,651)         9         (12)
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     423,110      680,253      8,778        (25)       2,200,169          6          32
   Change in unrealized
     appreciation
     (depreciation)......  (2,183,238)  (3,678,025)   (22,432)       (62)      (6,447,276)      (471)        (94)
   Capital gain
     distributions.......     990,295    1,964,705         --         --               --        421         170
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments.........    (769,833)  (1,033,067)   (13,654)       (87)      (4,247,107)       (44)        108
                          -----------   ----------    -------        ---       ----------       ----         ---
Increase (decrease) in
  net assets from
  operations............. $  (833,371)    (950,123)    (9,032)       (24)      (4,422,758)       (35)         96
                          ===========   ==========    =======        ===       ==========       ====         ===

                                           American     American
                                           Century       Century
                                           Variable     Variable
                                        Portfolios II, Portfolios,
                                             Inc.         Inc.
                          ------------- -------------- -----------
                          Invesco V.I.
                              Value
                          Opportunities  VP Inflation  VP Income &
                             Fund --      Protection     Growth
                            Series II      Fund --       Fund --
                             shares        Class II      Class I
                          ------------- -------------- -----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     150,186      1,162,146       1,894
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     105,173        586,006       1,506
                           ----------     ----------     -------
Net investment income
  (expense)..............      45,013        576,140         388
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     148,259     (2,946,562)      1,501
   Change in unrealized
     appreciation
     (depreciation)......  (1,497,133)     2,424,761     (16,159)
   Capital gain
     distributions.......     493,487             --       7,640
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    (855,387)      (521,801)     (7,018)
                           ----------     ----------     -------
Increase (decrease) in
  net assets from
  operations.............    (810,374)        54,339      (6,630)
                           ==========     ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                   American Century
                          Variable Portfolios, Inc. (continued)           BlackRock Variable Series Funds, Inc.
                          ------------------------------------  ---------------------------------------------------------

                                                                                    BlackRock     BlackRock    BlackRock
                                                                   BlackRock         Global       Large Cap      Value
                               VP                               Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                          International  VP Ultra(R)  VP Value      Fund --          Fund --       Fund --   V.I. Fund --
                             Fund --       Fund --    Fund --      Class III        Class III     Class III    Class III
                             Class I       Class I    Class I        Shares          Shares        Shares       Shares
                          -------------  -----------  --------  ---------------- --------------- ----------- -------------
                                                                        Year ended December 31, 2015
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  3,014         1,434      1,626         143,688        3,574,273      12,854         8,585
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     13,721         5,927      1,135         189,890        6,589,012      58,497        99,536
                            --------       -------    -------      ----------      -----------    --------    ----------
Net investment income
  (expense)..............    (10,707)       (4,493)       491         (46,202)      (3,014,739)    (45,643)      (90,951)
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     37,265         4,116      6,283         454,104        1,631,350     189,400       299,397
   Change in unrealized
     appreciation
     (depreciation)......    (24,933)      (14,951)   (10,443)     (2,517,591)     (27,748,236)   (296,720)   (1,231,148)
   Capital gain
     distributions.......         --        30,882         --       1,287,135       20,110,954     192,333       525,747
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........     12,332        20,047     (4,160)       (776,352)      (6,005,932)     85,013      (406,004)
                            --------       -------    -------      ----------      -----------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............   $  1,625        15,554     (3,669)       (822,554)      (9,020,671)     39,370      (496,955)
                            ========       =======    =======      ==========      ===========    ========    ==========

                                                          Deutsche
                            Columbia Funds Variable       Variable
                               Insurance Trust I          Series I
                          --------------------------  ----------------
                            Columbia
                            Variable      Variable
                          Portfolio --  Portfolio --  Deutsche Capital
                          International Loomis Sayles      Growth
                          Opportunities    Growth          VIP --
                             Fund --     Fund II --       Class B
                             Class 2       Class 1         Shares
                          ------------- ------------- ----------------

                          --------------------------- ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     184,619        23,864           30
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     973,799       358,520          116
                           ----------    ----------        -----
Net investment income
  (expense)..............    (789,180)     (334,656)         (86)
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,307,513     1,162,300           77
   Change in unrealized
     appreciation
     (depreciation)......  (3,038,777)   (3,370,422)        (489)
   Capital gain
     distributions.......          --     2,737,905        1,012
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments.........  (1,731,264)      529,783          600
                           ----------    ----------        -----
Increase (decrease) in
  net assets from
  operations.............  (2,520,444)      195,127          514
                           ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche
                               Variable                                                    Eaton Vance
                               Series II                       Dreyfus                    Variable Trust
                          ------------------  -----------------------------------------  ---------------- --------------
                          Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                            Large   Small Mid   Investment     Variable      Socially                     Federated High
                          Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                           VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                           Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                           Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                          --------- --------- -------------- ------------ -------------- ---------------- --------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    706       --          628             4          67,523       1,703,704         855,941
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,119      345        1,524        19,751         103,342         848,556         218,450
                          --------   ------      -------       -------      ----------      ----------      ----------
Net investment income
  (expense)..............     (413)    (345)        (896)      (19,747)        (35,819)        855,148         637,491
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    4,028    1,266        2,718            --          16,745        (563,718)        (13,355)
   Change in unrealized
     appreciation
     (depreciation)......  (11,352)  (3,590)     (21,957)           --      (1,134,570)     (1,049,311)     (1,167,530)
   Capital gain
     distributions.......    2,766    1,817       16,384            --         847,062              --              --
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (4,558)    (507)      (2,855)           --        (270,763)     (1,613,029)     (1,180,885)
                          --------   ------      -------       -------      ----------      ----------      ----------
Increase (decrease) in
  net assets from
  operations............. $ (4,971)    (852)      (3,751)      (19,747)       (306,582)       (757,881)       (543,394)
                          ========   ======      =======       =======      ==========      ==========      ==========


                          Federated Insurance Series
                          ----------------------------------------
                                                        Federated
                                                         Managed
                          Federated High   Federated    Tail Risk
                           Income Bond      Kaufmann    Fund II --
                            Fund II --     Fund II --    Primary
                          Service Shares Service Shares   Shares
                          -------------- -------------- ----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,379,830             --     120,987
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      340,945        334,171     102,115
                            ----------     ----------    --------
Net investment income
  (expense)..............    1,038,885       (334,171)     18,872
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (147,907)       814,915     (90,356)
   Change in unrealized
     appreciation
     (depreciation)......   (1,471,879)    (2,599,267)   (472,061)
   Capital gain
     distributions.......           --      3,187,976      10,138
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (1,619,786)     1,403,624    (552,279)
                            ----------     ----------    --------
Increase (decrease) in
  net assets from
  operations.............     (580,901)     1,069,453    (533,407)
                            ==========     ==========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Federated
                           Insurance
                            Series
                          (continued)
                          -----------  --------------------------

                                                      VIP Asset
                           Federated     VIP Asset   Manager/SM/
                            Managed     Manager/SM/  Portfolio --
                          Volatility   Portfolio --    Service
                            Fund II    Initial Class   Class 2
                          -----------  ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   344,320      816,576       139,100
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     110,519      661,979       194,315
                          -----------   ----------    ----------
Net investment income
  (expense)..............     233,801      154,597       (55,215)
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     109,146      835,462       226,572
   Change in unrealized
     appreciation
     (depreciation)......  (1,028,278)  (5,216,966)   (1,098,172)
   Capital gain
     distributions.......      36,928    3,795,892       752,596
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (882,204)    (585,612)     (119,004)
                          -----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. $  (648,403)    (431,015)     (174,219)
                          ===========   ==========    ==========



                                      Fidelity(R) Variable Insurance Products Fund
                          ----------------------------------------------------------------------------------------------
                                                                   VIP Dynamic                    VIP
                              VIP                         VIP        Capital         VIP        Equity-         VIP
                            Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                          Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                            Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                            Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                          ------------ ------------- ------------- ------------ ------------- ------------ -------------
                                        Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     956,083     1,220,944     1,808,779      16,906      2,880,595    3,227,987      463,631
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,389,683     1,763,390     3,967,754      45,151      1,309,072    1,891,205      335,837
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net investment income
  (expense)..............    (433,600)     (542,446)   (2,158,975)    (28,245)     1,571,523    1,336,782      127,794
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,230,489     5,309,641    12,367,368     110,381        631,927    1,504,578    1,304,219
   Change in unrealized
     appreciation
     (depreciation)......  (4,150,941)  (16,775,803)  (34,749,202)   (268,009)   (16,176,467) (20,462,178)  (3,441,040)
   Capital gain
     distributions.......   2,265,716    11,300,879    22,484,493     172,891      9,087,139   11,172,985    1,210,535
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (654,736)     (165,283)      102,659      15,263     (6,457,401)  (7,784,615)    (926,286)
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Increase (decrease) in
  net assets from
  operations.............  (1,088,336)     (707,729)   (2,056,316)    (12,982)    (4,885,878)  (6,447,833)    (798,492)
                           ==========   ===========   ===========    ========    ===========  ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------------------------------
                              VIP                         VIP                                          VIP              VIP
                            Growth &        VIP         Growth                       VIP             Growth          Investment
                             Income       Growth     Opportunities      VIP         Growth            Stock          Grade Bond
                          Portfolio -- Opportunities Portfolio --     Growth     Portfolio --     Portfolio --      Portfolio --
                            Service    Portfolio --     Service    Portfolio --    Service           Service          Service
                            Class 2    Initial Class    Class 2    Initial Class   Class 2           Class 2          Class 2
                          ------------ ------------- ------------- ------------- ------------ --------------------- ------------
                                                                                              Period from January 1
                                             Year ended December 31, 2015                       to April 24, 2015
                          ------------------------------------------------------------------  --------------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   294,286       19,862         1,546       158,559        7,584            64,629         3,368,297
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     259,814      159,041       824,719       858,080      377,496           198,300         2,260,456
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net investment income
  (expense)..............      34,472     (139,179)     (823,173)     (699,521)    (369,912)         (133,671)        1,107,841
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     951,534      723,495     2,375,929     4,598,131    1,805,958         5,659,138          (679,679)
   Change in unrealized
     appreciation
     (depreciation)......  (2,498,746)  (1,220,802)   (6,555,426)   (2,318,542)    (936,548)       (7,215,646)       (5,087,799)
   Capital gain
     distributions.......     871,025    1,088,185     5,186,540     2,008,962      774,408         3,864,107            76,717
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (676,187)     590,878     1,007,043     4,288,551    1,643,818         2,307,599        (5,690,761)
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Increase (decrease) in
  net assets from
  operations............. $  (641,715)     451,699       183,870     3,589,030    1,273,906         2,173,928        (4,582,920)
                          ===========   ==========    ==========    ==========    =========        ==========        ==========

                          -------------------------- ------------

                                            VIP          VIP
                               VIP        Mid Cap      Overseas
                             Mid Cap    Portfolio -- Portfolio --
                          Portfolio --    Service      Initial
                          Initial Class   Class 2       Class
                          ------------- ------------ ------------

                          Year ended December 31, 2015
                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        54         319,491    269,097
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       104       2,338,000    281,444
                             ------     -----------    -------
Net investment income
  (expense)..............       (50)     (2,018,509)   (12,347)
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,655       4,857,814    499,035
   Change in unrealized
     appreciation
     (depreciation)......    (4,191)    (25,555,353)    27,298
   Capital gain
     distributions.......     2,852      21,207,794     19,860
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........       316         510,255    546,193
                             ------     -----------    -------
Increase (decrease) in
  net assets from
  operations.............       266      (1,508,254)   533,846
                             ======     ===========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------

                          ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    28,166      2,647,455       18,459,304
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     108,282      1,711,433        7,933,214
                          -----------     ----------      -----------
Net investment income
  (expense)..............     (80,116)       936,022       10,526,090
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,211,173       (674,951)       1,176,497
   Change in unrealized
     appreciation
     (depreciation)......  (1,294,144)    (7,350,988)     (47,013,742)
   Capital gain
     distributions.......       5,662        144,764               --
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments.........     (77,309)    (7,881,175)     (45,837,245)
                          -----------     ----------      -----------
Increase (decrease) in
  net assets from
  operations............. $  (157,425)    (6,945,153)     (35,311,155)
                          ===========     ==========      ===========



                                                                                                                        GE
                                                                                                                    Investments
                             Franklin Templeton Variable Insurance Products Trust                                   Funds, Inc.
                          ----------------------------------------------------------------------------------------- -----------

                                                                                                                    Core Value
                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton      Equity
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth       Fund --
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --     Class 1
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares   Shares
                          -------------- -------------- -------------- -------------- -------------- -------------- -----------
                                        Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        681          553,670        304,941        38,265        665,637         285,032      123,971
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      3,953          285,222        126,049        22,408        115,501         172,657      211,565
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net investment income
  (expense)..............     (3,272)         268,448        178,892        15,857        550,136         112,375      (87,594)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     16,965          960,509         22,102        19,106        (56,275)        319,011      227,834
   Change in unrealized
     appreciation
     (depreciation)......    (65,347)      (3,548,213)    (1,098,736)     (158,546)      (980,001)     (1,253,945)  (2,108,295)
   Capital gain
     distributions.......     63,963        1,221,621        285,957        39,083         41,905              --    1,150,233
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     15,581       (1,366,083)      (790,677)     (100,357)      (994,371)       (934,934)    (730,228)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Increase (decrease) in
  net assets from
  operations.............     12,309       (1,097,635)      (611,785)      (84,500)      (444,235)       (822,559)    (817,822)
                             =======       ==========     ==========      ========       ========      ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------------

                                           Premier
                                           Growth    Real Estate
                                           Equity    Securities                 Small-Cap    Total Return Total Return
                          Income Fund --   Fund --     Fund --    S&P 500(R)  Equity Fund --   Fund --      Fund --
                             Class 1       Class 1     Class 1      Index        Class 1       Class 1      Class 3
                              Shares       Shares      Shares        Fund         Shares        Shares       Shares
                          -------------- ----------  ----------- -----------  -------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 554,642       150,364   1,147,345    3,331,886            --    14,579,154   11,897,603
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     396,084       495,155   1,066,155    2,310,376       562,356    14,295,088   15,962,281
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net investment income
  (expense)..............     158,558      (344,791)     81,190    1,021,510      (562,356)      284,066   (4,064,678)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      16,888     1,324,190   2,373,105   10,598,772       581,914    24,192,249   15,297,078
   Change in unrealized
     appreciation
     (depreciation)......    (651,829)   (4,814,147) (8,178,348) (12,141,016)   (5,988,053)  (72,063,908) (60,581,369)
   Capital gain
     distributions.......          --     4,430,643   7,705,849           --     3,940,410    25,604,587   24,379,896
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........    (634,941)      940,686   1,900,606   (1,542,244)   (1,465,729)  (22,267,072) (20,904,395)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Increase (decrease) in
  net assets from
  operations.............   $(476,383)      595,895   1,981,796     (520,734)   (2,028,085)  (21,983,006) (24,969,073)
                            =========    ==========  ==========  ===========    ==========   ===========  ===========

                                        Goldman Sachs Variable
                                            Insurance Trust
                          ----------- --------------------------
                                         Goldman       Goldman
                                          Sachs         Sachs
                                        Large Cap      Mid Cap
                          U.S. Equity     Value         Value
                            Fund --      Fund --       Fund --
                            Class 1   Institutional Institutional
                            Shares       Shares        Shares
                          ----------- ------------- -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    302,425      125,376       190,706
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    444,913      134,884       808,607
                          ----------   ----------    ----------
Net investment income
  (expense)..............   (142,488)      (9,508)     (617,901)
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,156,547       27,195       992,940
   Change in unrealized
     appreciation
     (depreciation)...... (4,745,033)  (1,559,164)   (9,270,579)
   Capital gain
     distributions.......  2,643,931    1,012,068     3,433,814
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (944,555)    (519,901)   (4,843,825)
                          ----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. (1,087,043)    (529,409)   (5,461,726)
                          ==========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs
                             Variable
                          Insurance Trust
                            (continued)                        JPMorgan Insurance Trust
                          --------------- ------------------------------------------------------------------  -------------
                                                         JPMorgan     JPMorgan     JPMorgan
                                            JPMorgan    Insurance    Insurance    Insurance      JPMorgan
                                           Insurance      Trust        Trust        Trust     Insurance Trust
                              Goldman        Trust       Intrepid     Mid Cap     Small Cap        U.S.         Balanced
                            Sachs Money    Core Bond     Mid Cap       Value         Core         Equity      Portfolio --
                          Market Fund --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --   Institutional
                          Service Shares    Class 1      Class 1      Class 1      Class 1        Class 1        Shares
                          --------------- ------------ ------------ ------------ ------------ --------------- -------------
                                                                                Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     9,148      163,513        2,631       1,057           11         14,604       1,379,662
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,373,083       69,619        7,553       1,792          115         23,461       1,250,656
                            -----------     --------     --------     -------       ------       --------      ----------
Net investment income
  (expense)..............    (2,363,935)      93,894       (4,922)       (735)        (104)        (8,857)        129,006
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............            --      (18,683)      22,146       6,073           46        121,243       2,740,209
   Change in unrealized
     appreciation
     (depreciation)......            --     (122,345)    (105,153)    (17,706)      (1,258)      (179,600)     (6,445,565)
   Capital gain
     distributions.......            --           --       58,796       8,076          788         59,012       2,951,694
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........            --     (141,028)     (24,211)     (3,557)        (424)           655        (753,662)
                            -----------     --------     --------     -------       ------       --------      ----------
Increase (decrease) in
  net assets from
  operations.............   $(2,363,935)     (47,134)     (29,133)     (4,292)        (528)        (8,202)       (624,656)
                            ===========     ========     ========     =======       ======       ========      ==========



                              Janus Aspen Series
                          ---------------------------------------



                            Balanced    Enterprise    Enterprise
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,716,144      318,510       25,949
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,229,555      721,009       77,475
                           ----------   ----------     --------
Net investment income
  (expense)..............    (513,411)    (402,499)     (51,526)
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,287,226    3,463,218      282,204
   Change in unrealized
     appreciation
     (depreciation)......  (8,518,799)  (6,988,545)    (668,127)
   Capital gain
     distributions.......   4,101,244    5,346,662      551,666
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,130,329)   1,821,335      165,743
                           ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations.............  (1,643,740)   1,418,836      114,217
                           ==========   ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------------
                            Flexible                                  Global        Global       Global
                              Bond          Forty        Forty       Research      Research    Technology      Janus
                          Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                          Institutional Institutional   Service    Institutional   Service      Service    Institutional
                             Shares        Shares        Shares       Shares        Shares       Shares       Shares
                          ------------- ------------- ------------ ------------- ------------ ------------ -------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 399,980            --            --      326,156       22,305            --      319,410
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     250,536       577,373       801,123      707,641       67,819        89,651      721,830
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net investment income
  (expense)..............     149,444      (577,373)     (801,123)    (381,485)     (45,514)      (89,651)    (402,420)
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (58,917)    1,222,856     1,059,380    2,111,063      269,404       439,122    2,371,484
   Change in unrealized
     appreciation
     (depreciation)......    (352,315)   (4,411,695)   (4,701,744)  (3,302,145)    (362,217)   (1,005,169)  (9,118,331)
   Capital gain
     distributions.......      81,418     7,770,162     9,314,937           --           --       846,737    9,190,026
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (329,814)    4,581,323     5,672,573   (1,191,082)     (92,813)      280,690    2,443,179
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............   $(180,370)    4,003,950     4,871,450   (1,572,567)    (138,327)      191,039    2,040,759
                            =========    ==========    ==========   ==========     ========    ==========   ==========

                          ---------------------------------------

                             Janus       Overseas      Overseas
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     19,130       173,805       21,013
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     66,502       437,436       64,920
                            --------    ----------     --------
Net investment income
  (expense)..............    (47,372)     (263,631)     (43,907)
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    247,829    (1,471,712)     (18,250)
   Change in unrealized
     appreciation
     (depreciation)......   (823,343)   (1,971,347)    (483,307)
   Capital gain
     distributions.......    778,277       864,746      126,533
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    202,763    (2,578,313)    (375,024)
                            --------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............    155,391    (2,841,944)    (418,931)
                            ========    ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                               Legg Mason Partners Variable Equity Trust
                          --------------------------------------------------  -------------

                          ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                            Variable     Variable     Variable     Variable     Investors
                           Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                             Growth      Strategy     Strategy      Value       Series --
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                            Class II     Class I      Class II     Class I       Shares
                          ------------ ------------ ------------ ------------ -------------
                                                                               Period from
                                                                                January 1
                                                                              to March 27,
                                     Year ended December 31, 2015                 2015
                          --------------------------------------------------  -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    19,895      85,118      115,326       291,910       45,376
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     577,768      75,424      141,160       312,849       32,449
                          -----------    --------     --------    ----------   ----------
Net investment income
  (expense)..............    (557,873)      9,694      (25,834)      (20,939)      12,927
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     903,777     396,603      474,773      (168,047)   2,507,340
   Change in unrealized
     appreciation
     (depreciation)......  (3,605,447)   (692,656)    (918,428)   (1,631,836)  (3,190,784)
   Capital gain
     distributions.......   2,367,479          --           --       797,785      749,742
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (334,191)   (296,053)    (443,655)   (1,002,098)      66,298
                          -----------    --------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  (892,064)   (286,359)    (469,489)   (1,023,037)      79,225
                          ===========    ========     ========    ==========   ==========

                                                                                       MFS(R) Variable
                                                                                          Insurance
                                  MFS(R) Variable Insurance Trust                         Trust II
                          ------------------------------------------------------------ ---------------
                                                                                           MFS(R)
                                                                                        Massachusetts
                          MFS(R) Investors  MFS(R) New   MFS(R) Total                     Investors
                               Trust         Discovery      Return    MFS(R) Utilities  Growth Stock
                             Series --       Series --    Series --      Series --      Portfolio --
                           Service Class   Service Class   Service     Service Class    Service Class
                               Shares         Shares     Class Shares      Shares          Shares
                          ---------------- ------------- ------------ ---------------- ---------------
                                                                                         Period from
                                                                                          March 27
                                                                                       to December 31,
                                          Year ended December 31, 2015                      2015
                          -----------------------------------------------------------  ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        43,033            --      1,230,404        816,049         37,173
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        98,361       244,803      1,001,185        329,540         95,440
                             ----------      --------     ----------     ----------       --------
Net investment income
  (expense)..............       (55,328)     (244,803)       229,219        486,509        (58,267)
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       408,612       (66,045)     1,861,503        744,859        (48,667)
   Change in unrealized
     appreciation
     (depreciation)......    (1,122,348)     (637,690)    (5,274,688)    (6,042,829)      (585,922)
   Capital gain
     distributions.......       676,547       508,322      1,946,560      1,432,256        469,411
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       (37,189)     (195,413)    (1,466,625)    (3,865,714)      (165,178)
                             ----------      --------     ----------     ----------       --------
Increase (decrease) in
  net assets from
  operations.............       (92,517)     (440,216)    (1,237,406)    (3,379,205)      (223,445)
                             ==========      ========     ==========     ==========       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          MFS(R) Variable
                             Insurance
                              Trust II
                            (continued)                                            Oppenheimer Variable Account Funds
                          ---------------- -----------------------------------------------------------------------------

                                           Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                          MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                               Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                            Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                           Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                               Shares         Shares       Shares       Shares       Shares      Shares       Shares
                          ---------------- ------------ ------------ ------------ ------------ ----------- -------------
                                                                              Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 1,257           32,377           --     282,223      486,318     511,346            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         372          494,343       97,515     172,509      469,574     179,776       364,474
                              -------       ----------   ----------    --------     --------    --------    ----------
Net investment income
  (expense)..............         885         (461,966)     (97,515)    109,714       16,744     331,570      (364,474)
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         (55)       2,106,001      428,170     151,693      686,660    (246,106)    1,671,003
   Change in unrealized
     appreciation
     (depreciation)......      (1,619)      (7,042,594)  (1,358,340)   (309,594)    (992,089)   (132,886)   (2,289,365)
   Capital gain
     distributions.......          --        6,197,550    1,136,745          --           --          --     2,364,564
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      (1,674)       1,260,957      206,575    (157,901)    (305,429)   (378,992)    1,746,202
                              -------       ----------   ----------    --------     --------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............     $  (789)         798,991      109,060     (48,187)    (288,685)    (47,422)    1,381,728
                              =======       ==========   ==========    ========     ========    ========    ==========




                          -------------------------------------
                                                    Oppenheimer
                           Oppenheimer                Global
                          Discovery Mid Oppenheimer  Strategic
                           Cap Growth     Global      Income
                           Fund/VA --   Fund/VA --  Fund/VA --
                             Service      Service   Non-Service
                             Shares       Shares      Shares
                          ------------- ----------- -----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --     1,114,974    263,923
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     56,191     1,731,304     63,769
                            --------    ----------   --------
Net investment income
  (expense)..............    (56,191)     (616,330)   200,154
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    229,594     5,451,051    (53,621)
   Change in unrealized
     appreciation
     (depreciation)......   (377,527)   (8,859,271)  (299,646)
   Capital gain
     distributions.......    270,251     6,868,649         --
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........    122,318     3,460,429   (353,267)
                            --------    ----------   --------
Increase (decrease) in
  net assets from
  operations.............     66,127     2,844,099   (153,113)
                            ========    ==========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable
                           Account Funds (continued)                               PIMCO Variable Insurance Trust
                          --------------------------  -------------------------------------------------------------------------
                                                                     Foreign Bond                   Long-Term
                                         Oppenheimer                  Portfolio                        U.S.
                           Oppenheimer   Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                           Main Street    Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                           Fund/VA --   Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                             Service       Service    Advisor Class     Class          Class          Class          Class
                             Shares        Shares        Shares         Shares         Shares         Shares         Shares
                          ------------  ------------- ------------- -------------- -------------- -------------- --------------
                                                                                  Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $    614,742       428,722      294,259       110,458       4,516,836       387,336       3,102,959
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    1,587,136     1,136,610      149,322        59,768       1,437,701       296,102       1,950,546
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net investment income
 (expense)...............     (972,394)     (707,888)     144,937        50,690       3,079,135        91,234       1,152,413
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    7,823,068     4,052,857     (228,399)       54,269         434,503        50,561       1,976,848
 Change in unrealized
   appreciation
   (depreciation)........  (19,670,672)  (18,018,659)    (917,164)     (176,208)     (8,274,336)     (646,328)     (3,816,423)
 Capital gain
   distributions.........   14,380,264     9,930,250           --        17,447       1,352,540            --              --
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments..........    2,532,660    (4,035,552)  (1,145,563)     (104,492)     (6,487,293)     (595,767)     (1,839,575)
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Increase (decrease) in
 net assets from
 operations.............. $  1,560,266    (4,743,440)  (1,000,626)      (53,802)     (3,408,158)     (504,533)       (687,162)
                          ============   ===========   ==========      ========      ==========      ========      ==========

                                            Rydex
                                          Variable    The Alger
                                            Trust     Portfolios
                          -------------- ----------- ------------


                           Total Return              Alger Large
                           Portfolio --               Cap Growth
                          Administrative             Portfolio --
                              Class       NASDAQ --   Class I-2
                              Shares     100(R) Fund    Shares
                          -------------- ----------- ------------

                          ---------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   14,589,344          --            --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    4,762,500      97,173       473,742
                           -----------    --------    ----------
Net investment income
 (expense)...............    9,826,844     (97,173)     (473,742)
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (53,775)    350,462     1,432,078
 Change in unrealized
   appreciation
   (depreciation)........  (17,618,909)   (463,930)   (4,032,533)
 Capital gain
   distributions.........    3,090,767     322,546     3,306,767
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments..........  (14,581,917)    209,078       706,312
                           -----------    --------    ----------
Increase (decrease) in
 net assets from
 operations..............   (4,755,073)    111,905       232,570
                           ===========    ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     Wells Fargo
                          The Alger Portfolios                                                                        Variable
                              (continued)                           The Prudential Series Fund                          Trust
                          -------------------- --------------------------------------------------------------------  -----------
                                                 Jennison                                              SP Prudential
                                                  20/20                    Natural                     U.S. Emerging Wells Fargo
                                                  Focus       Jennison    Resources   SP International    Growth      VT Omega
                            Alger Small Cap    Portfolio -- Portfolio -- Portfolio --      Growth      Portfolio --    Growth
                          Growth Portfolio --    Class II     Class II     Class II     Portfolio --     Class II      Fund --
                            Class I-2 Shares      Shares       Shares       Shares    Class II Shares     Shares       Class 2
                          -------------------- ------------ ------------ ------------ ---------------- ------------- -----------
                                                               Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........     $        --              --          --             --          --              --            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         330,368         103,938      48,093        346,256          37             356        52,518
                              -----------        --------     -------     ----------        ----          ------      --------
Net investment income
  (expense)..............        (330,368)       (103,938)    (48,093)      (346,256)        (37)           (356)      (52,518)
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         388,310         514,297     260,209     (2,271,007)       (103)          5,001       (28,022)
   Change in unrealized
     appreciation
     (depreciation)......      (6,832,965)       (131,252)    (82,348)    (4,091,048)        195          (5,055)     (517,797)
   Capital gain
     distributions.......       5,867,282              --          --             --          --              --       604,654
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........        (577,373)        383,045     177,861     (6,362,055)         92             (54)       58,835
                              -----------        --------     -------     ----------        ----          ------      --------
Increase (decrease) in
  net assets from
  operations.............     $  (907,741)        279,107     129,768     (6,708,311)         55            (410)        6,317
                              ===========        ========     =======     ==========        ====          ======      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                    Consolidated Total
                             -------------------------------

                             --------------------------------
                                   2015            2014
                             ---------------  --------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     7,381,883      (1,027,394)
 Net realized gain
   (loss) on investments....     165,922,757     284,216,893
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (649,550,547)   (227,353,606)
 Capital gain
   distribution.............     318,360,919     262,366,864
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............    (157,884,988)    318,202,757
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      32,544,736      40,649,796
 Death benefits.............    (119,502,672)   (132,036,748)
 Surrenders.................    (787,551,088)   (981,795,832)
 Administrative expenses....     (25,672,904)    (27,349,884)
 Transfers between
   subaccounts
   (including fixed
   account), net............       5,550,590      30,667,821
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...    (894,631,338) (1,069,864,847)
                             ---------------  --------------
Increase (decrease) in
 net assets.................  (1,052,516,326)   (751,662,090)
Net assets at beginning
 of year....................   7,129,001,892   7,880,663,982
                             ---------------  --------------
Net assets at end of year... $ 6,076,485,566   7,129,001,892
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                                         AB Variable Products Series Fund, Inc.
                             ---------------------------------------------------------------------------------------------
                               AB Balanced Wealth      AB Global Thematic        AB Growth and         AB International
                              Strategy Portfolio --   Growth Portfolio --     Income Portfolio --     Value Portfolio --
                                     Class B                Class B                 Class B                 Class B
                             ----------------------  ---------------------  ----------------------  ----------------------
                                                 Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                2015        2014        2015       2014        2015        2014        2015        2014
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     27,756     117,159    (44,314)    (73,182)   (181,561)   (241,539)    334,545   1,118,952
 Net realized gain
   (loss) on investments....    172,373     594,222    197,433     590,493   2,919,664   3,509,123     168,471     989,257
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,824,949) (2,716,647)   (91,639)   (268,546) (2,793,732)    617,091  (1,001,167) (7,251,563)
 Capital gain
   distribution.............  1,560,725   2,980,436         --          --          --          --          --          --
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (64,095)    975,170     61,480     248,765     (55,629)  3,884,675    (498,151) (5,143,354)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,670      52,457      4,029      11,960     (12,028)     61,414     352,773     319,055
 Death benefits.............    (48,882)    (47,116)     1,467     (25,486)   (248,181)   (358,466)   (101,366)   (117,832)
 Surrenders................. (2,044,072) (2,521,849)  (274,899)   (491,260) (5,201,133) (6,468,703) (7,196,605) (7,258,645)
 Administrative expenses....   (117,878)   (129,227)   (12,729)    (19,998)   (104,531)   (117,882)   (438,590)   (353,699)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (315,144)    739,799   (195,442)   (624,269) (2,106,235) (2,173,341) 11,623,562  13,689,485
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,504,306) (1,905,936)  (477,574) (1,149,053) (7,672,108) (9,056,978)  4,239,774   6,278,364
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (2,568,401)   (930,766)  (416,094)   (900,288) (7,727,737) (5,172,303)  3,741,623   1,135,010
Net assets at beginning
 of year.................... 18,777,493  19,708,259  3,038,839   3,939,127  52,840,508  58,012,811  58,384,707  57,249,697
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 16,209,092  18,777,493  2,622,745   3,038,839  45,112,771  52,840,508  62,126,330  58,384,707
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    102,743     153,067     16,418     185,647      46,322     129,497   2,876,038   2,517,091
 Units redeemed.............   (319,736)   (325,312)   (46,482)   (250,321)   (447,777)   (632,077) (2,373,622) (1,502,014)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (216,993)   (172,245)   (30,064)    (64,674)   (401,455)   (502,580)    502,416   1,015,077
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AB Variable Products Series Fund, Inc. (continued)
                             ------------------------------------------------
                                   AB Large Cap              AB Small Cap
                               Growth Portfolio --       Growth Portfolio --
                                     Class B                   Class B
                             -----------------------   -----------------------
                                               Year ended December 31,
                             --------------------------------------------------
                                 2015         2014         2015        2014
                             -----------   ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (329,773)    (198,945)    (311,865)   (471,638)
 Net realized gain
   (loss) on investments....     932,185    1,168,090     (172,608)    546,577
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (791,830)     475,963      153,871  (5,127,482)
 Capital gain
   distribution.............   1,942,480           --    2,092,418   4,102,209
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,753,062    1,445,108    1,761,816    (950,334)
                             -----------   ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     251,820       27,670      911,040     600,609
 Death benefits.............     (78,796)     (60,053)    (369,994)   (232,632)
 Surrenders.................  (1,608,031)  (1,492,769)  (1,747,666) (2,996,443)
 Administrative expenses....     (79,222)     (30,064)    (112,860)   (179,562)
 Transfers between
   subaccounts
   (including fixed
   account), net............  14,989,171     (175,588) (31,372,531) 19,801,602
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  13,474,942   (1,730,804) (32,692,011) 16,993,574
                             -----------   ----------  -----------  ----------
Increase (decrease) in
 net assets.................  15,228,004     (285,696) (30,930,195) 16,043,240
Net assets at beginning
 of year....................  12,848,963   13,134,659   37,495,908  21,452,668
                             -----------   ----------  -----------  ----------
Net assets at end of year... $28,076,967   12,848,963    6,565,713  37,495,908
                             ===========   ==========  ===========  ==========
Change in units (note 5):
 Units purchased............   1,180,450       52,843      107,121   1,817,696
 Units redeemed.............    (199,609)    (215,832)  (2,011,898)   (737,855)
                             -----------   ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     980,841     (162,989)  (1,904,777)  1,079,841
                             ===========   ==========  ===========  ==========

                                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
                             --------------------------------------------------------------------
                             Invesco V.I. American  Invesco V.I. American       Invesco V.I.
                               Franchise Fund --      Franchise Fund --       Comstock Fund --
                                Series I shares        Series II shares       Series II shares
                             ---------------------  ---------------------  ----------------------

                             ---------  ----------------------------------------------------------
                                2015       2014        2015       2014        2015        2014
                             ---------  ----------  ---------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  (123,305)   (131,269)   (86,351)    (96,143)      7,262    (196,923)
 Net realized gain
   (loss) on investments....   372,618     446,628    567,833     584,602   2,651,288   2,843,756
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (19,925)    243,095   (328,012)    (97,613) (5,409,892)    228,077
 Capital gain
   distribution.............    41,617          --     29,455          --      91,353          --
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   271,005     558,454    182,925     390,846  (2,659,989)  2,874,910
                             ---------  ----------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     2,945       9,891      1,540       4,647      72,393      77,879
 Death benefits.............   (75,276)   (118,586)   (21,019)    (16,275)    (48,534)    (26,965)
 Surrenders.................  (687,477)   (932,840)  (842,529)   (919,965) (4,080,581) (5,035,017)
 Administrative expenses....   (20,936)    (22,876)   (19,332)    (20,366)   (141,160)   (151,369)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (204,337)   (138,466)   (46,519)   (106,791) (2,355,120)     39,533
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (985,081) (1,202,877)  (927,859) (1,058,750) (6,553,002) (5,095,939)
                             ---------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (714,076)   (644,423)  (744,934)   (667,904) (9,212,991) (2,221,029)
Net assets at beginning
 of year.................... 8,291,194   8,935,617  5,960,422   6,628,326  39,307,745  41,528,774
                             ---------  ----------  ---------  ----------  ----------  ----------
Net assets at end of year... 7,577,118   8,291,194  5,215,488   5,960,422  30,094,754  39,307,745
                             =========  ==========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     2,726      23,725      3,747       2,882      55,640     131,800
 Units redeemed.............   (70,931)   (111,960)   (50,560)    (59,772)   (373,255)   (391,386)
                             ---------  ----------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (68,205)    (88,235)   (46,813)    (56,890)   (317,615)   (259,586)
                             =========  ==========  =========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                              ------------------------------------------------------------------------------------------
                                 Invesco V.I. Core     Invesco V.I. Equity and Invesco V.I. Global Invesco V.I. Government
                                   Equity Fund --          Income Fund --      Real Estate Fund -- Securities Fund --
                                  Series I shares         Series II shares      Series II shares   Series I shares
                              -----------------------  ----------------------  -----------------   ----------------------
                                               Year ended December 31,
                              --------------------------------------------------------   ---------------------------------
                                  2015        2014        2015        2014       2015      2014     2015        2014
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $   (63,538)    (73,031)     82,944     (75,473)   4,622     (4,467)    63         104
   Net realized gain
     (loss) on
     investments.............     423,110     702,522     680,253     993,012    8,778     38,073    (25)         (2)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,183,238)    (13,507) (3,678,025)   (540,231) (22,432)    36,076    (62)         35
   Capital gain
     distribution............     990,295      61,849   1,964,705   1,072,790       --         --     --          --
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         operations..........    (833,371)    677,833    (950,123)  1,450,098   (9,032)    69,682    (24)        137
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From capital
  transactions (note 4):
   Net premiums..............      90,666      51,966     141,759       6,957       --      9,585    240         240
   Death benefits............        (637)    (93,743)    (50,979)         --     (708)    (3,067)    --          --
   Surrenders................    (936,846) (1,301,286) (3,118,843) (2,320,441) (33,579)   (39,435)    --          --
   Administrative
     expenses................     (37,850)    (31,673)   (132,250)   (121,769)    (440)      (584)    --          --
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (2,049,239)  1,827,471   1,617,259   2,259,949   (2,099)  (365,135)    26          56
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,933,906)    452,735  (1,543,054)   (175,304) (36,826)  (398,636)   266         296
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Increase (decrease) in
  net assets.................  (3,767,277)  1,130,568  (2,493,177)  1,274,794  (45,858)  (328,954)   242         433
Net assets at beginning
  of year....................  12,532,348  11,401,780  22,826,801  21,552,007  331,003    659,957  4,359       3,926
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Net assets at end of year.... $ 8,765,071  12,532,348  20,333,624  22,826,801  285,145    331,003  4,601       4,359
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====
Change in units (note 5):
   Units purchased...........      20,049     138,508     246,112     318,215    3,784      4,160    158          21
   Units redeemed............    (211,443)   (116,185)   (361,317)   (332,110)  (6,468)   (34,206)  (143)         (3)
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (191,394)     22,323    (115,205)    (13,895)  (2,684)   (30,046)    15          18
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====

                              --------------------------
                              Invesco V.I. International
                                  Growth Fund --
                                 Series II shares
                              -------------------------

                              --------------------------
                                 2015          2014
                               ----------   ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (175,651)     (192,055)
   Net realized gain
     (loss) on
     investments.............  2,200,169     2,942,715
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (6,447,276)   (3,446,718)
   Capital gain
     distribution............         --            --
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (4,422,758)     (696,058)
                               ----------   ----------
From capital
  transactions (note 4):
   Net premiums..............    276,466       331,204
   Death benefits............    (96,337)      (72,548)
   Surrenders................ (7,197,096)   (6,464,865)
   Administrative
     expenses................   (444,445)     (344,217)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,444,206       688,401
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 15,982,794    (5,862,025)
                               ----------   ----------
Increase (decrease) in
  net assets................. 11,560,036    (6,558,083)
Net assets at beginning
  of year.................... 52,851,883    59,409,966
                               ----------   ----------
Net assets at end of year.... 64,411,919    52,851,883
                               ==========   ==========
Change in units (note 5):
   Units purchased...........  2,465,864       488,717
   Units redeemed............ (1,152,786)     (903,688)
                               ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,313,078      (414,971)
                               ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     American
                                                                                                                     Century
                                                                                                                     Variable
                                       AIM Variable Insurance Funds                    American Century Variable   Portfolios,
                              (Invesco Variable Insurance Funds) (continued)             Portfolios II, Inc.           Inc.
                            ---------------------------------------------------------  -----------------------   ---------------
                            Invesco V.I.       Invesco V.I.
                               Managed          Technology       Invesco V.I. Value          VP Inflation          VP Income &
                            Volatility Fund --    Fund --       Opportunities Fund --     Protection Fund --      Growth Fund --
                            Series I shares    Series I shares    Series II shares             Class II              Class I
                            ------------------ --------------  ----------------------  -----------------------   ---------------
                                                               Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                             2015      2014     2015    2014      2015        2014         2015         2014       2015    2014
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    9        27     (12)    (12)      45,013     (34,649)     576,140     (322,253)     388     319
  Net realized gain
   (loss) on investments...      6         1      32      29      148,259     293,416   (2,946,562)    (979,929)   1,501   3,018
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (471)      134     (94)      3   (1,497,133)    101,592    2,424,761      716,436  (16,159)  6,064
  Capital gain
   distribution............    421        61     170     137      493,487          --           --    1,860,681    7,640      --
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from operations.....    (35)      223      96     157     (810,374)    360,359       54,339    1,274,935   (6,630)  9,401
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From capital
  transactions (note 4):
  Net premiums.............     --        --      --      --       43,490       1,522      156,099      435,113       --      --
  Death benefits...........     --        --      --      --      (22,608)     (1,000)     (32,166)    (117,702)      --      --
  Surrenders...............     --        --      --      --     (624,674)   (769,909)  (4,337,782)  (9,489,836)  (3,352) (3,433)
  Administrative expenses..     --        --      --      --      (20,272)    (23,364)    (245,734)    (517,240)    (141)   (153)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (169)       78     (85)    (70)    (157,412)   (667,097) (46,156,942)     429,557    1,461  (3,101)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (169)       78     (85)    (70)    (781,476) (1,459,848) (50,616,525)  (9,260,108)  (2,032) (6,687)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Increase (decrease) in
  net assets...............   (204)      301      11      87   (1,591,850) (1,099,489) (50,562,186)  (7,985,173)  (8,662)  2,714
Net assets at beginning
  of year..................  1,350     1,049   1,692   1,605    7,296,527   8,396,016   68,266,180   76,251,353   93,540  90,826
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Net assets at end of year.. $1,146     1,350   1,703   1,692    5,704,677   7,296,527   17,703,994   68,266,180   84,878  93,540
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======
Change in units (note 5):
  Units purchased..........     --         6      --      --       19,566      11,830      368,407      803,678      199      93
  Units redeemed...........    (11)       --     (16)    (15)     (68,848)   (100,199)  (4,547,604)  (1,564,496)    (316)   (510)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (11)        6     (16)    (15)     (49,282)    (88,369)  (4,179,197)    (760,818)    (117)   (417)
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  American Century
                                       Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------


                                VP International      VP Ultra(R)        VP Value
                                Fund -- Class I     Fund -- Class I   Fund -- Class I
                              -------------------  ----------------  ----------------
                                          Year ended December 31,
                              ----------------------------------------------  --------
                                 2015      2014      2015     2014     2015     2014
                              ---------  --------  -------  -------  -------  -------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $ (10,707)   (1,024)  (4,493)  (1,447)     491       42
   Net realized gain
     (loss) on
     investments.............    37,265    37,507    4,116    5,210    6,283    3,164
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (24,933) (100,529) (14,951)  (1,530) (10,443)   6,076
   Capital gain
     distribution............        --        --   30,882       --       --       --
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     1,625   (64,046)  15,554    2,233   (3,669)   9,282
                              ---------  --------  -------  -------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............        --    19,170       --       --       --       --
   Death benefits............    (1,395)   (3,021)    (686)      --       --       --
   Surrenders................  (114,002)  (82,767) (35,820)  (4,908) (18,240)  (9,300)
   Administrative
     expenses................    (1,522)   (1,631)    (561)    (366)    (203)    (199)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (22,910)    1,868  (33,686) 282,908   (1,659)  (5,225)
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (139,829)  (66,381) (70,753) 277,634  (20,102) (14,724)
                              ---------  --------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................  (138,204) (130,427) (55,199) 279,867  (23,771)  (5,442)
Net assets at beginning
  of year....................   822,429   952,856  338,336   58,469   90,213   95,655
                              ---------  --------  -------  -------  -------  -------
Net assets at end of year.... $ 684,225   822,429  283,137  338,336   66,442   90,213
                              =========  ========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     4,517    10,254    1,448   17,335       11        5
   Units redeemed............   (13,263)  (13,090)  (5,428)  (1,031)    (829)    (673)
                              ---------  --------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (8,746)   (2,836)  (3,980)  16,304     (818)    (668)
                              =========  ========  =======  =======  =======  =======

                                    BlackRock Variable Series Funds, Inc.
                              ------------------------------------------------
                                     BlackRock                BlackRock
                                 Basic Value V.I.      Global Allocation V.I.
                                      Fund --                  Fund --
                                 Class III Shares         Class III Shares
                              ----------------------  ------------------------

                              --------------------------------------------------
                                 2015        2014         2015         2014
                              ----------  ----------  -----------  -----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............    (46,202)    (57,554)  (3,014,739)   1,025,883
   Net realized gain
     (loss) on
     investments.............    454,104     910,786    1,631,350    8,752,023
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (2,517,591) (1,565,268) (27,748,236) (42,355,435)
   Capital gain
     distribution............  1,287,135   1,742,781   20,110,954   33,255,693
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (822,554)  1,030,745   (9,020,671)     678,164
                              ----------  ----------  -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............      7,716      18,286    2,183,147    1,647,975
   Death benefits............      3,451     (16,148)    (651,660)    (608,462)
   Surrenders................ (1,153,297) (1,385,435) (34,538,430) (40,097,910)
   Administrative
     expenses................    (67,206)    (74,807)  (2,343,714)  (2,474,383)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (548,518)     60,605  (12,152,930)  (6,494,463)
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (1,757,854) (1,397,499) (47,503,587) (48,027,243)
                              ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets................. (2,580,408)   (366,754) (56,524,258) (47,349,079)
Net assets at beginning
  of year.................... 13,134,202  13,500,956  379,445,650  426,794,729
                              ----------  ----------  -----------  -----------
Net assets at end of year.... 10,553,794  13,134,202  322,921,392  379,445,650
                              ==========  ==========  ===========  ===========
Change in units (note 5):
   Units purchased...........     46,016      94,146      926,325    1,244,925
   Units redeemed............   (148,293)   (187,272)  (4,450,802)  (4,794,082)
                              ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (102,277)    (93,126)  (3,524,477)  (3,549,157)
                              ==========  ==========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                              BlackRock Variable Series Funds, Inc. (continued)
                              ------------------------------------------------
                                                          BlackRock Value
                               BlackRock Large Cap       Opportunities V.I.
                               Growth V.I. Fund --            Fund --
                                 Class III Shares         Class III Shares
                              -----------------------  -----------------------
                                               Year ended December 31,
                              -------------------------------------------------
                                 2015         2014        2015         2014
                              ----------   ---------   ----------   ---------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (45,643)    (50,069)     (90,951)   (105,721)
   Net realized gain
     (loss) on
     investments.............    189,400     218,577      299,397     704,763
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (296,720)   (234,155)  (1,231,148)   (908,351)
   Capital gain
     distribution............    192,333     552,233      525,747     558,788
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........     39,370     486,586     (496,955)    249,479
                              ----------   ---------   ----------   ---------
From capital
  transactions (note 4):
   Net premiums..............      4,445      25,530       95,325     168,776
   Death benefits............      2,261      (4,607)     (42,577)     51,225
   Surrenders................   (585,218)   (716,413)    (491,594)   (770,018)
   Administrative
     expenses................    (10,899)    (10,951)     (25,169)    (30,309)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (308,222)    227,179     (690,010)   (375,628)
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (897,633)   (479,262)  (1,154,025)   (955,954)
                              ----------   ---------   ----------   ---------
Increase (decrease) in
  net assets.................   (858,263)      7,324   (1,650,980)   (706,475)
Net assets at beginning
  of year....................  4,214,672   4,207,348    6,964,008   7,670,483
                              ----------   ---------   ----------   ---------
Net assets at end of year.... $3,356,409   4,214,672    5,313,028   6,964,008
                              ==========   =========   ==========   =========
Change in units (note 5):
   Units purchased...........     22,953      30,187       13,121      65,725
   Units redeemed............    (71,442)    (57,804)     (76,439)   (119,804)
                              ----------   ---------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (48,489)    (27,617)     (63,318)    (54,079)
                              ==========   =========   ==========   =========

                                                                                    Deutsche
                                 Columbia Funds Variable Insurance Trust I       Variable Series I
                              -------------------------------------------------  ----------------
                                 Columbia Variable              Variable
                              Portfolio -- International   Portfolio -- Loomis   Deutsche Capital
                               Opportunities Fund --          Sayles Growth      Growth VIP --
                                      Class 2              Fund II -- Class 1    Class B Shares
                              -------------------------  ----------------------  ----------------

                              ------------- ------------------------------------------------------
                                 2015          2014         2015        2014      2015     2014
                               ----------   ----------   ----------  ----------   -----   ------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (789,180)     (785,948)    (334,656)   (354,310)   (86)      (87)
   Net realized gain
     (loss) on
     investments.............  1,307,513     1,412,512    1,162,300   2,329,226     77       326
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (3,038,777)   (3,983,997)  (3,370,422) (3,891,048)  (489)       88
   Capital gain
     distribution............         --            --    2,737,905   3,887,187  1,012       472
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         operations.......... (2,520,444)   (3,357,433)     195,127   1,971,055    514       799
                               ----------   ----------   ----------  ----------   -----   ------
From capital
  transactions (note 4):
   Net premiums..............    194,702       221,810        3,051      63,914     --        --
   Death benefits............   (100,926)      (45,333)     (33,798)    (62,305)    --        --
   Surrenders................ (6,090,243)   (6,253,848)  (2,160,921) (3,645,133)    --        --
   Administrative
     expenses................   (359,391)     (243,129)    (103,782)   (112,702)   (22)      (19)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,776,065     1,094,103     (996,090) (1,740,089)  (123)   (1,244)
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 17,420,207    (5,226,397)  (3,291,540) (5,496,315)  (145)   (1,263)
                               ----------   ----------   ----------  ----------   -----   ------
Increase (decrease) in
  net assets................. 14,899,763    (8,583,830)  (3,096,413) (3,525,260)   369      (464)
Net assets at beginning
  of year.................... 44,082,454    52,666,284   24,491,594  28,016,854  7,634     8,098
                               ----------   ----------   ----------  ----------   -----   ------
Net assets at end of year.... 58,982,217    44,082,454   21,395,181  24,491,594  8,003     7,634
                               ==========   ==========   ==========  ==========   =====   ======
Change in units (note 5):
   Units purchased...........  2,952,005       487,094       59,055      73,387     --        --
   Units redeemed............ (1,114,639)     (770,834)    (212,150)   (338,164)    (9)      (92)
                               ----------   ----------   ----------  ----------   -----   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,837,366      (283,740)    (153,095)   (264,777)    (9)      (92)
                               ==========   ==========   ==========  ==========   =====   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche Variable Series II                                Dreyfus
                           ----------------------------------  -------------------------------------------------------------
                                                               Dreyfus Investment
                                Deutsche          Deutsche        Portfolios        Dreyfus Variable     The Dreyfus Socially
                               Large Cap       Small Mid Cap     MidCap Stock      Investment Fund --     Responsible Growth
                              Value VIP --      Value VIP --     Portfolio --         Money Market      Fund, Inc. -- Initial
                             Class B Shares    Class B Shares   Initial Shares          Portfolio               Shares
                           -----------------  ---------------  ----------------   --------------------  ---------------------
                                                                Year ended December 31,
                           -------------------------------------------------------------------------------------------------
                             2015      2014    2015     2014     2015      2014      2015       2014       2015        2014
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense).............. $   (413)    (273)   (345)    (420)    (896)     (506)   (19,747)   (18,146)    (35,819)   (28,263)
  Net realized gain
   (loss) on investments..    4,028    4,220   1,266    3,899    2,718     1,716         --         (5)     16,745     46,333
  Change in unrealized
   appreciation
   (depreciation)
   on investments.........  (11,352)   1,577  (3,590)  (4,073) (21,957)    8,576         --        (89) (1,134,570)   201,345
  Capital gain
   distribution...........    2,766       --   1,817      209   16,384       554         --         --     847,062    360,534
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     operations...........   (4,971)   5,524    (852)    (385)  (3,751)   10,340    (19,747)   (18,240)   (306,582)   579,949
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From capital
  transactions (note 4):
  Net premiums............       --       --      --       --       --        --         --         --         275        328
  Death benefits..........       --       --      --       --       --        --   (891,885)  (978,712)     (8,529)        --
  Surrenders..............   (9,840)  (6,806)   (935) (18,706)  (5,121)   (4,692)  (331,576)  (173,027)   (180,975)   (50,465)
  Administrative expenses.      (63)     (81)    (54)    (101)    (741)     (665)    (2,672)    (1,949)    (23,265)   (19,940)
  Transfers between
   subaccounts
   (including fixed
   account), net..........   (1,070)  (9,108) (3,290)    (239)  (3,493)       (1) 1,097,295  1,359,524        (333) 1,153,275
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     capital transactions.  (10,973) (15,995) (4,279) (19,046)  (9,355)   (5,358)  (128,838)   205,836    (212,827) 1,083,198
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Increase (decrease) in
  net assets..............  (15,944) (10,471) (5,131) (19,431) (13,106)    4,982   (148,585)   187,596    (519,409) 1,663,147
Net assets at beginning
  of year.................   70,542   81,013  24,465   43,896  110,249   105,267  1,173,706    986,110   6,738,600  5,075,453
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Net assets at end of year. $ 54,598   70,542  19,334   24,465   97,143   110,249  1,025,121  1,173,706   6,219,191  6,738,600
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========
Change in units (note 5):
  Units purchased.........      340      173      39       38       --        --    221,635    232,389       6,435     63,744
  Units redeemed..........   (1,113)  (1,445)   (186)    (703)    (342)     (220)  (234,675)  (212,393)    (21,074)    (7,426)
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners........     (773)  (1,272)   (147)    (665)    (342)     (220)   (13,040)    19,996     (14,639)    56,318
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Eaton Vance Variable Trust                                    Federated Insurance Series
                            -------------------------  ------------------------------------------------------------------------
                                                        Federated High Income   Federated High Income     Federated Kaufmann
                                 VT Floating-Rate          Bond Fund II --         Bond Fund II --            Fund II --
                                   Income Fund             Primary Shares           Service Shares          Service Shares
                            -------------------------  ----------------------  -----------------------  ----------------------
                                                                              Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                                2015          2014        2015        2014         2015        2014        2015        2014
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    855,148    1,090,447     637,491     902,732    1,038,885   1,275,002    (334,171)   (349,226)
  Net realized gain
   (loss) on investments...     (563,718)    (129,644)    (13,355)    298,381     (147,907)    341,794     814,915   1,271,021
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (1,049,311)  (1,768,385) (1,167,530)   (922,456)  (1,471,879) (1,298,562) (2,599,267) (1,705,256)
  Capital gain
   distribution............           --           --          --          --           --          --   3,187,976   2,498,167
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....     (757,881)    (807,582)   (543,394)    278,657     (580,901)    318,234   1,069,453   1,714,706
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      263,273      524,261         447         570      227,348     349,379      67,590      81,064
  Death benefits...........      (76,550)     (78,540)    (98,479)   (476,940)     (97,244)   (155,055)     (3,760)      5,248
  Surrenders...............   (5,454,430) (10,535,020) (1,823,319) (2,441,379)  (2,375,592) (2,882,536) (2,103,718) (2,867,407)
  Administrative expenses..     (316,780)    (460,577)    (21,207)    (24,877)     (86,481)   (110,354)    (81,598)    (85,473)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (17,615,078)    (242,800)   (176,143) (1,599,095)  (8,730,723) (1,988,878)   (333,063) (1,195,868)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (23,199,565) (10,792,676) (2,118,701) (4,541,721) (11,062,692) (4,787,444) (2,454,549) (4,062,436)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets...............  (23,957,446) (11,600,258) (2,662,095) (4,263,064) (11,643,593) (4,469,210) (1,385,096) (2,347,730)
Net assets at beginning
  of year..................   68,095,065   79,695,323  15,876,148  20,139,212   26,541,761  31,010,971  21,843,059  24,190,789
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets at end of year.. $ 44,137,619   68,095,065  13,214,053  15,876,148   14,898,168  26,541,761  20,457,963  21,843,059
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========
Change in units (note 5):
  Units purchased..........    1,008,601    1,057,306      57,100     128,216       80,149     134,793      59,177      52,468
  Units redeemed...........   (2,958,277)  (1,914,079)   (144,969)   (309,839)    (620,269)   (367,396)   (155,099)   (219,109)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,949,676)    (856,773)    (87,869)   (181,623)    (540,120)   (232,603)    (95,922)   (166,641)
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========

                            -----------------------
                            Federated Managed Tail
                                Risk Fund II --
                                Primary Shares
                            ----------------------

                            -----------------------
                               2015        2014
                            ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)...............     18,872      30,606
  Net realized gain
   (loss) on investments...    (90,356)     (7,502)
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (472,061) (1,887,013)
  Capital gain
   distribution............     10,138   1,678,494
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   (533,407)   (185,415)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      3,395       2,970
  Death benefits...........   (102,567)    (84,887)
  Surrenders...............   (516,175) (1,148,974)
  Administrative expenses..    (11,478)    (14,164)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (189,095)     12,311
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (815,920) (1,232,744)
                            ----------  ----------
Increase (decrease) in
  net assets............... (1,349,327) (1,418,159)
Net assets at beginning
  of year..................  7,599,461   9,017,620
                            ----------  ----------
Net assets at end of year..  6,250,134   7,599,461
                            ==========  ==========
Change in units (note 5):
  Units purchased..........     10,288      25,441
  Units redeemed...........    (78,353)   (123,828)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (68,065)    (98,387)
                            ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Federated Insurance
                                Series (continued)                               Fidelity(R) Variable Insurance Products Fund
                             -----------------------  -------------------------------------------------------------------------
                                                                                      VIP Asset
                                                             VIP Asset               Manager/SM/             VIP Balanced
                                Federated Managed     Manager/SM/ Portfolio --      Portfolio --             Portfolio --
                                Volatility Fund II         Initial Class           Service Class 2         Service Class 2
                             -----------------------  ----------------------   ----------------------  -----------------------
                                                                               Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015         2014
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   233,801     173,632     154,597      128,429     (55,215)    (76,935)   (433,600)    (520,214)
 Net realized gain
   (loss) on investments....     109,146     318,687     835,462    1,330,499     226,572     401,617   1,230,489    1,929,415
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,028,278)   (908,142) (5,216,966)  (1,532,400) (1,098,172)   (451,429) (4,150,941)  (5,372,543)
 Capital gain
   distribution.............      36,928     653,188   3,795,892    2,772,138     752,596     574,903   2,265,716   10,085,968
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (648,403)    237,365    (431,015)   2,698,666    (174,219)    448,156  (1,088,336)   6,122,626
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............         384         430      36,397       30,116         408         408     367,531      235,550
 Death benefits.............     (94,749)   (128,581)   (710,309)    (642,211)        424     (16,809)    (72,340)    (162,129)
 Surrenders.................    (936,522) (1,615,140) (5,572,407)  (5,963,885) (1,027,272) (1,499,499) (8,257,662)  (7,925,382)
 Administrative expenses....     (12,564)    (13,514)    (46,249)     (51,855)    (20,270)    (22,621)   (361,508)    (360,076)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (556,065)    602,785     (80,720)    (408,373)   (789,419)   (445,848)  3,275,962   (4,026,840)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,599,516) (1,154,020) (6,373,288)  (7,036,208) (1,836,129) (1,984,369) (5,048,017) (12,238,877)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (2,247,919)   (916,655) (6,804,303)  (4,337,542) (2,010,348) (1,536,213) (6,136,353)  (6,116,251)
Net assets at beginning
 of year....................   8,657,090   9,573,745  56,246,217   60,583,759  10,984,847  12,521,060  75,562,506   81,678,757
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $ 6,409,171   8,657,090  49,441,914   56,246,217   8,974,499  10,984,847  69,426,153   75,562,506
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      11,979      64,796      37,217       25,321      35,357      25,869     737,413      755,591
 Units redeemed.............     (94,314)   (110,925)   (185,382)    (200,805)   (152,799)   (157,751) (1,093,606)  (1,590,196)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (82,335)    (46,129)   (148,165)    (175,484)   (117,442)   (131,882)   (356,193)    (834,605)
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========


                             ------------------------

                                 VIP Contrafund(R)
                                   Portfolio --
                                   Initial Class
                             ------------------------

                             ------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (542,446)    (680,750)
 Net realized gain
   (loss) on investments....   5,309,641    7,736,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (16,775,803)   3,309,442
 Capital gain
   distribution.............  11,300,879    2,548,582
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (707,729)  12,913,500
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      65,802       60,575
 Death benefits.............  (1,123,169)  (1,775,924)
 Surrenders................. (12,344,576) (15,501,147)
 Administrative expenses....    (162,935)    (175,964)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,561,386)  (1,693,969)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,126,264) (19,086,429)
                             -----------  -----------
Increase (decrease) in
 net assets................. (16,833,993)  (6,172,929)
Net assets at beginning
 of year.................... 130,449,427  136,622,356
                             -----------  -----------
Net assets at end of year... 113,615,434  130,449,427
                             ===========  ===========
Change in units (note 5):
 Units purchased............      57,431      111,158
 Units redeemed.............    (474,833)    (621,240)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (417,402)    (510,082)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity(R) Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------------------
                                                             VIP Dynamic
                                                               Capital
                                 VIP Contrafund(R)          Appreciation          VIP Equity-Income         VIP Equity-Income
                                    Portfolio --            Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2          Service Class 2          Initial Class            Service Class 2
                             -------------------------  --------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014        2015         2014         2015         2014
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,158,975)  (2,702,581)   (28,245)   (35,959)   1,571,523    1,408,690    1,336,782    1,006,417
 Net realized gain
   (loss) on investments....   12,367,368   24,813,099    110,381    202,340      631,927    2,555,503    1,504,578    7,583,002
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (34,749,202)  (1,544,579)  (268,009)   (40,742) (16,176,467)   2,037,033  (20,462,178)    (999,406)
 Capital gain
   distribution.............   22,484,493    5,071,552    172,891    108,576    9,087,139    1,442,819   11,172,985    1,847,761
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (2,056,316)  25,637,491    (12,982)   234,215   (4,885,878)   7,444,045   (6,447,833)   9,437,774
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,249,850    1,743,938     11,612      6,368       36,336       48,486      501,862      623,941
 Death benefits.............     (646,112)    (674,892)     5,027         --   (1,001,357)  (1,304,874)    (493,242)    (246,159)
 Surrenders.................  (23,962,897) (31,774,996)  (332,214)  (410,624) (10,343,627) (14,124,996) (11,326,744) (15,276,950)
 Administrative expenses....   (1,510,982)  (1,627,934)   (10,502)    (8,801)    (104,432)    (116,381)    (668,239)    (765,623)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (9,293,836) (29,792,050)    45,042    493,667     (969,059)    (891,975)  (4,170,403) (17,734,991)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (34,163,977) (62,125,934)  (281,035)    80,610  (12,382,139) (16,389,740) (16,156,766) (33,399,782)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,220,293) (36,488,443)  (294,017)   314,825  (17,268,017)  (8,945,695) (22,604,599) (23,962,008)
Net assets at beginning
 of year....................  254,028,978  290,517,421  3,018,505  2,703,680  102,554,391  111,500,086  125,026,956  148,988,964
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $217,808,685  254,028,978  2,724,488  3,018,505   85,286,374  102,554,391  102,422,357  125,026,956
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      853,490    1,041,879     10,434     34,890       47,769       97,334      628,354      781,585
 Units redeemed.............   (2,814,769)  (4,828,293)   (21,529)   (35,649)    (379,317)    (474,946)  (1,653,517)  (3,117,402)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,961,279)  (3,786,414)   (11,095)      (759)    (331,548)    (377,612)  (1,025,163)  (2,335,817)
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========

                             -----------------------


                                  VIP Growth &
                               Income Portfolio --
                                  Initial Class
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    127,794      65,191
 Net realized gain
   (loss) on investments....  1,304,219   1,617,336
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (3,441,040)    513,424
 Capital gain
   distribution.............  1,210,535       6,849
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (798,492)  2,202,800
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      3,022      13,665
 Death benefits.............   (442,033)   (328,847)
 Surrenders................. (2,539,876) (3,092,007)
 Administrative expenses....    (39,533)    (43,771)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (737,896)    137,296
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,756,316) (3,313,664)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,554,808) (1,110,864)
Net assets at beginning
 of year.................... 25,427,278  26,538,142
                             ----------  ----------
Net assets at end of year... 20,872,470  25,427,278
                             ==========  ==========
Change in units (note 5):
 Units purchased............     22,501      66,620
 Units redeemed.............   (195,253)   (233,584)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (172,752)   (166,964)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             Fidelity(R) Variable Insurance Products Fund (continued)
                             -------------------------------------------------------------------------------------------------
                                                            VIP Growth              VIP Growth
                                   VIP Growth &            Opportunities           Opportunities             VIP Growth
                               Income Portfolio --         Portfolio --            Portfolio --             Portfolio --
                                 Service Class 2           Initial Class          Service Class 2          Initial Class
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             -------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015         2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    34,472     (13,933)   (139,179)   (139,068)   (823,173)   (482,967)   (699,521)    (807,422)
 Net realized gain
   (loss) on investments....     951,534   1,344,216     723,495   1,118,673   2,375,929   3,164,386   4,598,131    5,981,537
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,498,746)    137,472  (1,220,802)     98,723  (6,555,426)   (292,252) (2,318,542)   1,263,901
 Capital gain
   distribution.............     871,025       5,030   1,088,185      10,378   5,186,540      18,690   2,008,962           --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (641,715)  1,472,785     451,699   1,088,706     183,870   2,407,857   3,589,030    6,438,016
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      14,394      66,052      50,350       1,240     211,463     162,787      60,261       29,253
 Death benefits.............     (96,831)    (57,147)     30,270    (332,298)    (94,798)    (55,566)   (407,551)    (795,472)
 Surrenders.................  (1,987,570) (2,385,913)   (698,894) (1,366,706) (5,518,456) (3,292,194) (7,845,338)  (9,618,288)
 Administrative expenses....     (57,723)    (66,576)    (17,746)    (16,598)   (367,208)   (192,344)    (72,523)     (77,739)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (284,736)   (442,419)     32,356    (209,668) 32,551,890  (3,580,654)    292,667     (216,017)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,412,466) (2,886,003)   (603,664) (1,924,030) 26,782,891  (6,957,971) (7,972,484) (10,678,263)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (3,054,181) (1,413,218)   (151,965)   (835,324) 26,966,761  (4,550,114) (4,383,454)  (4,240,247)
Net assets at beginning
 of year....................  18,025,236  19,438,454  11,009,066  11,844,390  26,078,710  30,628,824  65,295,689   69,535,936
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $14,971,055  18,025,236  10,857,101  11,009,066  53,045,471  26,078,710  60,912,235   65,295,689
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      69,753     100,935      51,710      45,640   2,406,344     510,917      49,623       93,334
 Units redeemed.............    (213,367)   (286,164)    (90,273)   (167,334)   (825,102)   (989,552)   (245,150)    (389,524)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (143,614)   (185,229)    (38,563)   (121,694)  1,581,242    (478,635)   (195,527)    (296,190)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========

                             -----------------------

                                   VIP Growth
                                  Portfolio --
                                 Service Class 2
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (369,912)   (387,411)
 Net realized gain
   (loss) on investments....  1,805,958   1,741,171
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (936,548)    864,475
 Capital gain
   distribution.............    774,408          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,273,906   2,218,235
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    260,313     183,478
 Death benefits.............      4,710     (57,135)
 Surrenders................. (2,483,440) (2,535,025)
 Administrative expenses....    (80,884)    (79,656)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (559,830)    (41,450)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,859,131) (2,529,788)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,585,225)   (311,553)
Net assets at beginning
 of year.................... 24,951,570  25,263,123
                             ----------  ----------
Net assets at end of year... 23,366,345  24,951,570
                             ==========  ==========
Change in units (note 5):
 Units purchased............    133,397     151,686
 Units redeemed.............   (333,575)   (339,937)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (200,178)   (188,251)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            Fidelity(R) Variable Insurance Products Fund (continued)
                             -----------------------------------------------------------------------------------------------
                                    VIP Growth           VIP Investment Grade       VIP Mid Cap           VIP Mid Cap
                                Stock Portfolio --         Bond Portfolio --       Portfolio --          Portfolio --
                                  Service Class 2           Service Class 2        Initial Class        Service Class 2
                             ------------------------  ------------------------  ----------------  ------------------------
                             Period from
                              January 1
                             to April 24,                                           Year ended December 31,
                             ------------  ---------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014       2015         2014
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (133,671)   (482,334)   1,107,841       74,495      (50)    (129)  (2,018,509)  (2,952,051)
 Net realized gain
   (loss) on investments....    5,659,138   2,700,055     (679,679)    (844,618)   1,655    2,717    4,857,814    7,155,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (7,215,646) (1,916,522)  (5,087,799)   5,037,754   (4,191)  (2,302) (25,555,353)    (579,587)
 Capital gain
   distribution.............    3,864,107   3,591,233       76,717       46,378    2,852      631   21,207,794    4,350,703
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,173,928   3,892,432   (4,582,920)   4,314,009      266      917   (1,508,254)   7,974,847
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       69,371     265,087      560,208      655,076      240      240      632,556    1,026,731
 Death benefits.............      (16,594)    (74,169)    (282,798)    (365,261)      --       --     (540,565)    (475,087)
 Surrenders.................   (1,523,168) (4,591,228) (15,972,946) (13,502,464)  (1,460) (18,382) (16,765,211) (21,143,075)
 Administrative expenses....      (85,750)   (283,399)  (1,035,939)    (798,610)      --       --     (668,754)    (883,081)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (37,404,948) (2,991,072)  58,397,459  (11,474,985) (13,303)  12,050  (39,900,826)   2,501,755
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (38,961,089) (7,674,781)  41,665,984  (25,486,244) (14,523)  (6,092) (57,242,800) (18,972,757)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,787,161) (3,782,349)  37,083,064  (21,172,235) (14,257)  (5,175) (58,751,054) (10,997,910)
Net assets at beginning
 of year....................   36,787,161  40,569,510   98,976,710  120,148,945   24,587   29,762  178,781,410  189,779,320
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Net assets at end of year... $         --  36,787,161  136,059,774   98,976,710   10,330   24,587  120,030,356  178,781,410
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========
Change in units (note 5):
 Units purchased............       52,703     223,978    6,047,347    1,234,025        8      358      413,130    1,609,914
 Units redeemed.............   (2,372,658)   (728,487)  (2,795,286)  (3,292,069)    (381)    (539)  (3,431,989)  (2,130,699)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,319,955)   (504,509)   3,252,061   (2,058,044)    (373)    (181)  (3,018,859)    (520,785)
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========

                             -----------------------
                                  VIP Overseas
                                  Portfolio --
                                  Initial Class
                             ----------------------



                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (12,347)    (25,288)
 Net realized gain
   (loss) on investments....    499,035     798,131
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     27,298  (3,059,391)
 Capital gain
   distribution.............     19,860       6,396
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    533,846  (2,280,152)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,120       3,546
 Death benefits.............    (79,791)   (209,056)
 Surrenders................. (2,247,808) (3,524,048)
 Administrative expenses....    (25,910)    (27,756)
 Transfers between
   subaccounts
   (including fixed
   account), net............     70,995     368,105
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,213,394) (3,389,209)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,679,548) (5,669,361)
Net assets at beginning
 of year.................... 20,923,206  26,592,567
                             ----------  ----------
Net assets at end of year... 19,243,658  20,923,206
                             ==========  ==========
Change in units (note 5):
 Units purchased............     47,385      62,510
 Units redeemed.............   (143,931)   (183,974)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (96,546)   (121,464)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance
                             Products Fund (continued)
                             -------------------------------

                                    VIP Value
                             Strategies Portfolio --
                                 Service Class 2
                             -------------------------------

                             --------------------------------
                                 2015            2014
                               -----------      ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (80,116)        (82,258)
 Net realized gain
   (loss) on investments....   1,211,173       1,151,114
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,294,144)       (620,979)
 Capital gain
   distribution.............       5,662              --
                               -----------      ----------
    Increase (decrease)
     in net assets from
     operations.............    (157,425)        447,877
                               -----------      ----------
From capital
 transactions (note 4):
 Net premiums...............     759,564         308,368
 Death benefits.............    (249,016)       (187,190)
 Surrenders.................    (333,409)     (1,000,391)
 Administrative expenses....     (29,443)        (42,762)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,136,351)     (3,815,586)
                               -----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,988,655)     (4,737,561)
                               -----------      ----------
Increase (decrease) in
 net assets.................  (5,146,080)     (4,289,684)
Net assets at beginning
 of year....................   8,128,660      12,418,344
                               -----------      ----------
Net assets at end of year... $ 2,982,580       8,128,660
                               ===========      ==========
Change in units (note 5):
 Units purchased............      55,799          73,664
 Units redeemed.............    (321,413)       (339,197)
                               -----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (265,614)       (265,533)
                               ===========      ==========

                                                 Franklin Templeton Variable Insurance Products Trust
                             --------------------------------------------------------------------------------------------
                                 Franklin Founding                                Franklin Large
                                 Funds Allocation           Franklin Income         Cap Growth         Franklin Mutual
                                    VIP Fund --               VIP Fund --           VIP Fund --      Shares VIP Fund --
                                  Class 2 Shares            Class 2 Shares        Class 2 Shares       Class 2 Shares
                             ------------------------  ------------------------  ----------------  ----------------------
                                            Year ended December 31,
                             ---------------------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014      2015        2014
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     936,022      961,401   10,526,090   14,542,020   (3,272)  (1,197)    268,448      82,992
 Net realized gain
   (loss) on investments....    (674,951)     228,191    1,176,497    9,765,322   16,965   12,316     960,509   1,302,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,350,988)     121,232  (47,013,742)  (9,888,598) (65,347)  15,540  (3,548,213)   (349,360)
 Capital gain
   distribution.............     144,764       91,755           --           --   63,963       --   1,221,621     106,261
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (6,945,153)   1,402,579  (35,311,155)  14,418,744   12,309   26,659  (1,097,635)  1,142,172
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     151,973      276,487      690,052      742,350       --       --      33,017      39,082
 Death benefits.............    (107,110)    (534,773)    (715,731)  (1,978,092)      --       --       6,981     (27,710)
 Surrenders.................  (8,419,509) (12,649,950) (46,799,652) (58,066,798) (51,686) (24,443) (1,795,786) (2,184,152)
 Administrative expenses....    (553,072)    (596,788)  (1,378,820)  (1,531,083)  (1,061)  (1,003)    (82,697)    (90,776)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,778,392)  (2,510,363) (11,901,840) (22,149,429)  (6,689) (26,568)   (815,017)   (463,977)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (11,706,110) (16,015,387) (60,105,991) (82,983,052) (59,436) (52,014) (2,653,502) (2,727,533)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets................. (18,651,263) (14,612,808) (95,417,146) (68,564,308) (47,127) (25,355) (3,751,137) (1,585,361)
Net assets at beginning
 of year....................  97,684,654  112,297,462  443,304,333  511,868,641  265,851  291,206  19,990,644  21,576,005
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Net assets at end of year...  79,033,391   97,684,654  347,887,187  443,304,333  218,724  265,851  16,239,507  19,990,644
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............     252,526      402,635    1,232,156    1,376,588      390       86      44,488      78,940
 Units redeemed.............  (1,287,066)  (1,770,140)  (5,474,877)  (7,020,845)  (3,175)  (2,995)   (195,500)   (248,551)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,034,540)  (1,367,505)  (4,242,721)  (5,644,257)  (2,785)  (2,909)   (151,012)   (169,611)
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                            Franklin Templeton Variable Insurance Products Trust (continued)
                             ---------------------------------------------------------------------------------------------
                                Templeton Foreign       Templeton Foreign      Templeton Global        Templeton Growth
                                   VIP Fund --             VIP Fund --         Bond VIP Fund --           VIP Fund --
                                  Class 1 Shares         Class 2 Shares         Class 1 Shares          Class 2 Shares
                             -----------------------  --------------------  ----------------------  ----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014        2015        2014
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   178,892      71,847     15,857        412     550,136     376,195     112,375     (41,051)
 Net realized gain
   (loss) on investments....      22,102     399,275     19,106     46,773     (56,275)    136,204     319,011   1,067,739
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,098,736) (1,765,275)  (158,546)  (235,412)   (980,001)   (435,509) (1,253,945) (1,415,299)
 Capital gain
   distribution.............     285,957          --     39,083         --      41,905          --          --          --
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (611,785) (1,294,153)   (84,500)  (188,227)   (444,235)     76,890    (822,559)   (388,611)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       3,756       7,208         --     33,548       1,100       1,080       5,815      63,379
 Death benefits.............     (85,562)   (105,058)    (2,487)    (5,292)    (42,332)   (182,467)      2,064       4,933
 Surrenders.................  (1,039,295) (1,312,659)  (167,407)  (122,411) (1,159,303) (1,831,754)   (870,199) (1,473,901)
 Administrative expenses....     (15,012)    (17,387)    (2,238)    (2,512)    (13,696)    (15,365)    (56,571)    (61,777)
 Transfers between
   subaccounts
   (including fixed
   account), net............     185,116     211,911     16,197     85,860    (526,990)    869,665    (544,858) (3,709,176)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (950,997) (1,215,985)  (155,935)   (10,807) (1,741,221) (1,158,841) (1,463,749) (5,176,542)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,562,782) (2,510,138)  (240,435)  (199,034) (2,185,456) (1,081,951) (2,286,308) (5,565,153)
Net assets at beginning
 of year....................   8,977,938  11,488,076  1,341,879  1,540,913   9,653,455  10,735,406  11,802,348  17,367,501
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 7,415,156   8,977,938  1,101,444  1,341,879   7,467,999   9,653,455   9,516,040  11,802,348
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      65,170      83,089     14,328     22,272      15,553      64,029      84,829     144,397
 Units redeemed.............    (131,501)   (160,728)   (24,214)   (20,403)   (109,899)   (126,324)   (213,469)   (561,460)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,331)    (77,639)    (9,886)     1,869     (94,346)    (62,295)   (128,640)   (417,063)
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE Investments Funds,
                                      Inc.
                             ----------------------
                                   Core Value
                                 Equity Fund --
                                 Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (87,594)   (111,854)
 Net realized gain
   (loss) on investments....    227,834     730,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (2,108,295) (1,579,683)
 Capital gain
   distribution.............  1,150,233   2,384,111
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (817,822)  1,422,609
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     29,269      58,703
 Death benefits.............    (33,838)   (111,841)
 Surrenders................. (1,010,137) (1,747,539)
 Administrative expenses....    (42,898)    (47,720)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (486,376)   (436,439)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,543,980) (2,284,836)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,361,802)   (862,227)
Net assets at beginning
 of year.................... 14,780,653  15,642,880
                             ----------  ----------
Net assets at end of year... 12,418,851  14,780,653
                             ==========  ==========
Change in units (note 5):
 Units purchased............     25,119      24,762
 Units redeemed.............   (112,245)   (157,727)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (87,126)   (132,965)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        GE Investments Funds, Inc. (continued)
                             ----------------------------------------------------------------------------------------------------
                                  Income Fund --       Premier Growth Equity   Real Estate Securities
                                  Class 1 Shares      Fund -- Class 1 Shares   Fund -- Class 1 Shares     S&P 500(R) Index Fund
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014         2015         2014         2015         2014
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   158,558     196,105    (344,791)   (354,943)      81,190       40,789    1,021,510      187,979
 Net realized gain
   (loss) on investments....      16,888       3,588   1,324,190   2,224,486    2,373,105    4,399,216   10,598,772   11,225,481
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (651,829)    847,688  (4,814,147) (2,395,957)  (8,178,348)   8,937,471  (12,141,016)   6,799,540
 Capital gain
   distribution.............          --          --   4,430,643   4,421,832    7,705,849    7,673,631           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (476,383)  1,047,381     595,895   3,895,418    1,981,796   21,051,107     (520,734)  18,213,000
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      15,389     122,683      69,952      29,946      663,823      524,208      396,768      609,693
 Death benefits.............    (381,868)   (282,194)   (384,874)   (245,466)    (426,233)    (547,923)  (1,296,338)  (1,863,150)
 Surrenders.................  (2,990,635) (3,798,447) (2,442,141) (3,327,458)  (9,009,821)  (9,432,032) (18,461,274) (18,764,795)
 Administrative expenses....     (66,124)    (74,383)    (75,872)    (77,988)    (289,382)    (354,207)    (335,672)    (345,772)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (225,828)    868,232    (561,448) (1,376,006)  (3,036,666) (20,304,111)      94,259   (1,934,641)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,649,066) (3,164,109) (3,394,383) (4,996,972) (12,098,279) (30,114,065) (19,602,257) (22,298,665)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (4,125,449) (2,116,728) (2,798,488) (1,101,554) (10,116,483)  (9,062,958) (20,122,991)  (4,085,665)
Net assets at beginning
 of year....................  28,535,165  30,651,893  33,757,568  34,859,122   73,692,372   82,755,330  165,497,643  169,583,308
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $24,409,716  28,535,165  30,959,080  33,757,568   63,575,889   73,692,372  145,374,652  165,497,643
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      61,046     205,063      48,741      50,370      367,942      268,132      430,504      466,018
 Units redeemed.............    (311,340)   (430,600)   (226,966)   (334,887)    (753,694)  (1,906,475)  (1,255,513)  (1,500,998)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (250,294)   (225,537)   (178,225)   (284,517)    (385,752)  (1,638,343)    (825,009)  (1,034,980)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             -----------------------
                                Small-Cap Equity
                             Fund -- Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (562,356)   (612,034)
 Net realized gain
   (loss) on investments....    581,914   1,934,954
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (5,988,053) (6,122,659)
 Capital gain
   distribution.............  3,940,410   5,569,249
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations............. (2,028,085)    769,510
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     91,368      77,575
 Death benefits.............   (301,584)   (131,710)
 Surrenders................. (3,562,234) (5,201,536)
 Administrative expenses....    (91,873)    (97,418)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,618,753  (1,694,071)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,245,570) (7,047,160)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,273,655) (6,277,650)
Net assets at beginning
 of year.................... 37,546,424  43,824,074
                             ----------  ----------
Net assets at end of year... 33,272,769  37,546,424
                             ==========  ==========
Change in units (note 5):
 Units purchased............    187,055      80,398
 Units redeemed.............   (275,151)   (353,055)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (88,096)   (272,657)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                             --------------------------------------------------------------------------------

                                 Total Return Fund --         Total Return Fund --       U.S. Equity Fund --
                                    Class 1 Shares               Class 3 Shares            Class 1 Shares
                             ----------------------------  --------------------------  ----------------------
                                                                                  Year ended December 31,
                             ---------------------------------------------------------------------------------
                                  2015           2014          2015          2014         2015        2014
                             -------------  -------------  ------------  ------------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     284,066       (145,715)   (4,064,678)   (5,121,092)   (142,488)   (179,348)
 Net realized gain
   (loss) on investments....    24,192,249     38,582,729    15,297,078    22,877,395   1,156,547   1,727,389
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (72,063,908)   (30,059,305)  (60,581,369)  (14,223,234) (4,745,033)   (650,273)
 Capital gain
   distribution.............    25,604,587     26,324,923    24,379,896    25,348,308   2,643,931   2,152,498
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (21,983,006)    34,702,632   (24,969,073)   28,881,377  (1,087,043)  3,050,266
                             -------------  -------------  ------------  ------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     7,120,520     10,769,811     3,426,248     5,603,877     380,873      98,323
 Death benefits.............      (795,241)    (1,159,110)   (1,368,972)   (2,989,594)   (131,656)   (263,746)
 Surrenders.................  (118,248,632)  (158,406,843)  (82,833,209) (107,354,982) (1,693,544) (2,883,719)
 Administrative expenses....      (493,208)      (564,859)   (3,558,114)   (3,772,974)    (84,143)    (75,119)
 Transfers between
   subaccounts
   (including fixed
   account), net............     3,284,782     11,656,500   (24,994,431)  (25,904,586)   (623,700)  1,053,121
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (109,131,779)  (137,704,501) (109,328,478) (134,418,259) (2,152,170) (2,071,140)
                             -------------  -------------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets.................  (131,114,785)  (103,001,869) (134,297,551) (105,536,882) (3,239,213)    979,126
Net assets at beginning
 of year....................   922,904,285  1,025,906,154   883,287,351   988,824,233  30,272,612  29,293,486
                             -------------  -------------  ------------  ------------  ----------  ----------
Net assets at end of year... $ 791,789,500    922,904,285   748,989,800   883,287,351  27,033,399  30,272,612
                             =============  =============  ============  ============  ==========  ==========
Change in units (note 5):
 Units purchased............     8,255,163      9,959,632     1,807,568     2,722,542     106,516     138,540
 Units redeemed.............   (15,413,348)   (18,879,209)  (11,209,610)  (14,381,773)   (218,980)   (284,064)
                             -------------  -------------  ------------  ------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,158,185)    (8,919,577)   (9,402,042)  (11,659,231)   (112,464)   (145,524)
                             =============  =============  ============  ============  ==========  ==========

                                  Goldman Sachs Variable Insurance Trust
                             -----------------------------------------------
                               Goldman Sachs Large      Goldman Sachs Mid
                                Cap Value Fund --       Cap Value Fund --
                              Institutional Shares     Institutional Shares
                             ----------------------  -----------------------

                             ------------------------------------------------
                                2015        2014         2015        2014
                             ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     (9,508)    (14,126)    (617,901)   (290,956)
 Net realized gain
   (loss) on investments....     27,195     444,670      992,940   3,573,681
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,559,164) (1,171,722)  (9,270,579) (6,450,455)
 Capital gain
   distribution.............  1,012,068   1,865,941    3,433,814   9,805,911
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (529,409)  1,124,763   (5,461,726)  6,638,181
                             ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,100       2,739      329,519     136,440
 Death benefits.............   (161,060)   (207,497)    (373,270)   (851,803)
 Surrenders................. (1,097,873) (1,235,994)  (5,674,191) (8,256,344)
 Administrative expenses....    (15,095)    (16,332)    (104,224)   (105,693)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (213,385)   (686,137)  (5,572,653)  1,801,707
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,479,313) (2,143,221) (11,394,819) (7,275,693)
                             ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets................. (2,008,722) (1,018,458) (16,856,545)   (637,512)
Net assets at beginning
 of year.................... 10,330,801  11,349,259   59,983,245  60,620,757
                             ----------  ----------  -----------  ----------
Net assets at end of year...  8,322,079  10,330,801   43,126,700  59,983,245
                             ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     10,835      34,945      249,920     237,101
 Units redeemed.............   (101,710)   (176,090)    (698,707)   (397,634)
                             ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,875)   (141,145)    (448,787)   (160,533)
                             ==========  ==========  ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Goldman Sachs
                                 Variable Insurance
                                 Trust (continued)                               JPMorgan Insurance Trust
                             -------------------------  ---------------------------------------------------------------
                                                              JPMorgan             JPMorgan            JPMorgan
                                Goldman Sachs Money        Insurance Trust     Insurance Trust      Insurance Trust
                                   Market Fund --             Core Bond        Intrepid Mid Cap      Mid Cap Value
                                   Service Shares       Portfolio -- Class 1  Portfolio -- Class 1 Portfolio -- Class 1
                             -------------------------  --------------------  -------------------  -------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014      2015       2014      2015       2014
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,363,935)  (2,706,713)    93,894     68,586    (4,922)   (5,642)     (735)      (993)
 Net realized gain
   (loss) on investments....           --           --    (18,683)    (1,711)   22,146    50,598     6,073      9,972
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........           --           --   (122,345)    36,035  (105,153)  (46,593)  (17,706)    (1,579)
 Capital gain
   distribution.............           --           --         --         --    58,796    60,634     8,076      5,690
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............   (2,363,935)  (2,706,713)   (47,134)   102,910   (29,133)   58,997    (4,292)    13,090
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............      498,839    1,424,905         --     76,681        --    14,378        --         --
 Death benefits.............  (96,339,842) (96,987,468)    (5,631)   (11,929)   (1,039)   (2,343)       --         --
 Surrenders.................  (61,153,263) (69,913,760)  (595,319)  (368,285)  (49,867)  (42,076)   (9,090)    (7,950)
 Administrative expenses....     (364,876)    (432,621)    (5,723)    (5,172)     (378)     (425)     (375)      (381)
 Transfers between
   subaccounts
   (including fixed
   account), net............  140,727,446  153,923,342  1,333,256   (153,890)    6,153   (54,228)    2,571    (12,135)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,631,696) (11,985,602)   726,583   (462,595)  (45,131)  (84,694)   (6,894)   (20,466)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Increase (decrease) in
 net assets.................  (18,995,631) (14,692,315)   679,449   (359,685)  (74,264)  (25,697)  (11,186)    (7,376)
Net assets at beginning
 of year....................  158,167,894  172,860,209  3,179,487  3,539,172   439,147   464,844   107,750    115,126
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Net assets at end of year... $139,172,263  158,167,894  3,858,936  3,179,487   364,883   439,147    96,564    107,750
                             ============  ===========  =========  =========  ========   =======    =======   =======
Change in units (note 5):
 Units purchased............   22,535,936   25,634,012    133,574     34,709     2,752     4,224       227         89
 Units redeemed.............  (24,274,787) (26,876,843)   (80,689)   (68,652)   (5,417)   (9,559)     (474)      (919)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,738,851)  (1,242,831)    52,885    (33,943)   (2,665)   (5,335)     (247)      (830)
                             ============  ===========  =========  =========  ========   =======    =======   =======



                             --------------------
                                 JPMorgan
                             Insurance Trust
                              Small Cap Core
                             Portfolio -- Class 1
                             -------------------

                             --------------------
                              2015       2014
                              ------    -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (104)      (138)
 Net realized gain
   (loss) on investments....     46     18,106
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,258)   (17,745)
 Capital gain
   distribution.............    788        597
                              ------    -------
    Increase (decrease)
     in net assets from
     operations.............   (528)       820
                              ------    -------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders.................     --     (1,679)
 Administrative expenses....    (12)       (14)
 Transfers between
   subaccounts
   (including fixed
   account), net............     --    (37,731)
                              ------    -------
    Increase (decrease)
     in net assets from
     capital transactions...    (12)   (39,424)
                              ------    -------
Increase (decrease) in
 net assets.................   (540)   (38,604)
Net assets at beginning
 of year....................  7,933     46,537
                              ------    -------
Net assets at end of year...  7,393      7,933
                              ======    =======
Change in units (note 5):
 Units purchased............     --         --
 Units redeemed.............     --     (1,559)
                              ------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     --     (1,559)
                              ======    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    JPMorgan
                                Insurance Trust
                                  (continued)                                              Janus Aspen Series
                             ---------------------  ---------------------------------------------------------------------------
                               JPMorgan Insurance
                               Trust U.S. Equity      Balanced Portfolio --     Balanced Portfolio --   Enterprise Portfolio --
                              Portfolio -- Class 1    Institutional Shares         Service Shares        Institutional Shares
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                2015        2014        2015         2014         2015         2014        2015        2014
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (8,857)   (12,792)     129,006      288,830     (513,411)    (377,531)   (402,499)   (662,476)
 Net realized gain
   (loss) on investments....    121,243    170,067    2,740,209    2,935,394    3,287,226    3,957,331   3,463,218   4,072,347
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (179,600)    (6,539)  (6,445,565)     688,732   (8,518,799)   1,337,356  (6,988,545) (1,645,537)
 Capital gain
   distribution.............     59,012         --    2,951,694    2,563,275    4,101,244    3,421,856   5,346,662   3,565,790
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (8,202)   150,736     (624,656)   6,476,231   (1,643,740)   8,339,012   1,418,836   5,330,124
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --     43,133       15,703       58,629      387,665      797,500      53,690      12,183
 Death benefits.............     (3,076)    (6,956)  (1,578,680)  (1,304,565)    (141,724)    (252,048)   (190,879)   (787,777)
 Surrenders.................   (161,432)  (129,184) (11,115,285) (12,642,658) (11,991,575) (15,922,981) (5,531,900) (5,945,515)
 Administrative expenses....     (1,164)    (1,267)    (123,162)    (135,170)    (509,069)    (530,678)    (72,386)    (76,534)
 Transfers between
   subaccounts
   (including fixed
   account), net............     38,324   (145,036)   1,073,605      792,113   (4,013,985)     682,724    (716,516)   (885,803)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (127,348)  (239,310) (11,727,819) (13,231,651) (16,268,688) (15,225,483) (6,457,991) (7,683,446)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (135,550)   (88,574) (12,352,475)  (6,755,420) (17,912,428)  (6,886,471) (5,039,155) (2,353,322)
Net assets at beginning
 of year....................  1,293,716  1,382,290   93,336,614  100,092,034  132,960,032  139,846,503  51,555,400  53,908,722
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $1,158,166  1,293,716   80,984,139   93,336,614  115,047,604  132,960,032  46,516,245  51,555,400
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     10,882     10,120      155,277      130,336      450,270      599,326      32,929      32,175
 Units redeemed.............    (17,828)   (23,716)    (497,876)    (576,494)  (1,361,308)  (1,521,527)   (200,190)   (265,568)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,946)   (13,596)    (342,599)    (446,158)    (911,038)    (922,201)   (167,261)   (233,393)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========



                             -----------------------

                             Enterprise Portfolio --
                                Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ---------   ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (51,526)    (72,693)
 Net realized gain
   (loss) on investments....   282,204     329,184
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (668,127)   (114,807)
 Capital gain
   distribution.............   551,666     337,835
                             ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   114,217     479,519
                             ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............       847         847
 Death benefits.............  (114,121)     16,708
 Surrenders.................  (417,763)   (491,343)
 Administrative expenses....    (7,646)     (7,434)
 Transfers between
   subaccounts
   (including fixed
   account), net............   289,635     (84,612)
                             ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (249,048)   (565,834)
                             ---------   ---------
Increase (decrease) in
 net assets.................  (134,831)    (86,315)
Net assets at beginning
 of year.................... 4,892,915   4,979,230
                             ---------   ---------
Net assets at end of year... 4,758,084   4,892,915
                             =========   =========
Change in units (note 5):
 Units purchased............    27,069       8,354
 Units redeemed.............   (46,739)    (58,460)
                             ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (19,670)    (50,106)
                             =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------------------------
                                     Flexible                                                               Global Research
                                Bond Portfolio --        Forty Portfolio --       Forty Portfolio --         Portfolio --
                               Institutional Shares     Institutional Shares        Service Shares       Institutional Shares
                             -----------------------  -----------------------  -----------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015         2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   149,444     352,641    (577,373)    (518,700)   (801,123)    (833,928)   (381,485)   (184,277)
 Net realized gain
   (loss) on investments....     (58,917)    (58,540)  1,222,856    2,226,926   1,059,380    2,788,947   2,111,063   2,452,450
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (352,315)    257,493  (4,411,695) (11,151,122) (4,701,744) (14,394,658) (3,302,145)    897,096
 Capital gain
   distribution.............      81,418          --   7,770,162   12,026,202   9,314,937   15,616,530          --          --
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (180,370)    551,594   4,003,950    2,583,306   4,871,450    3,176,891  (1,572,567)  3,165,269
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       1,809      12,858      20,189       73,519     218,084      252,811      15,211      48,509
 Death benefits.............     574,552    (284,506)   (257,738)    (723,460)    (61,494)    (194,807)   (382,765)   (645,728)
 Surrenders.................  (3,333,710) (2,090,555) (4,098,950)  (5,458,168) (5,519,947)  (6,296,202) (4,699,154) (6,509,903)
 Administrative expenses....     (24,301)    (27,992)    (61,206)     (62,887)   (296,030)    (299,261)    (61,558)    (70,322)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,179,652   3,747,673  (1,178,211)    (750,763)  1,879,418   (3,293,965)   (648,541)   (906,718)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,601,998)  1,357,478  (5,575,916)  (6,921,759) (3,779,969)  (9,831,424) (5,776,807) (8,084,162)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,782,368)  1,909,072  (1,571,966)  (4,338,453)  1,091,481   (6,654,533) (7,349,374) (4,918,893)
Net assets at beginning
 of year....................  18,246,786  16,337,714  38,852,523   43,190,976  47,635,381   54,289,914  52,706,380  57,625,273
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $16,464,418  18,246,786  37,280,557   38,852,523  48,726,862   47,635,381  45,357,006  52,706,380
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     104,323     173,643      39,696       34,195     455,834      324,262      28,148      29,090
 Units redeemed.............    (172,209)   (124,969)   (218,448)    (291,037)   (831,630)    (924,786)   (246,114)   (333,997)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (67,886)     48,674    (178,752)    (256,842)   (375,796)    (600,524)   (217,966)   (304,907)
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========

                             ---------------------
                                Global Research
                                 Portfolio --
                                Service Shares
                             --------------------

                             ---------------------
                                2015       2014
                             ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (45,514)   (29,564)
 Net realized gain
   (loss) on investments....   269,404    255,616
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (362,217)    32,870
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  (138,327)   258,922
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   (21,254)    10,217
 Death benefits.............   (16,597)   (82,296)
 Surrenders.................  (447,547)  (436,222)
 Administrative expenses....    (6,455)    (7,063)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (185,368)  (188,798)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (677,221)  (704,162)
                             ---------  ---------
Increase (decrease) in
 net assets.................  (815,548)  (445,240)
Net assets at beginning
 of year.................... 4,619,206  5,064,446
                             ---------  ---------
Net assets at end of year... 3,803,658  4,619,206
                             =========  =========
Change in units (note 5):
 Units purchased............     9,522     12,310
 Units redeemed.............   (83,442)   (95,936)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (73,920)   (83,626)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Janus Aspen Series (continued)
                             ----------------------------------------------------------------------------------------------
                                Global Technology
                                  Portfolio --         Janus Portfolio --     Janus Portfolio --    Overseas Portfolio --
                                 Service Shares       Institutional Shares      Service Shares       Institutional Shares
                             ----------------------  ----------------------  --------------------  -----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014       2015        2014        2015       2014       2015         2014
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (89,651)   (94,653)   (402,420)   (541,806)   (47,372)   (57,834)   (263,631)     658,956
 Net realized gain
   (loss) on investments....     439,122    530,748   2,371,484   3,193,212    247,829    254,720  (1,471,712)    (625,221)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,005,169)  (374,237) (9,118,331)   (848,995)  (823,343)   (70,840) (1,971,347)  (9,267,409)
 Capital gain
   distribution.............     846,737    404,503   9,190,026   3,702,667    778,277    314,323     864,746    4,052,351
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     191,039    466,361   2,040,759   5,505,078    155,391    440,369  (2,841,944)  (5,181,323)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      61,945      4,034      17,830      26,614      7,276      6,000      14,643       19,030
 Death benefits.............     (48,715)  (143,245)   (345,091)   (802,099)  (283,195)     6,957    (252,808)    (548,686)
 Surrenders.................    (791,637)  (663,226) (5,116,257) (5,940,030)  (337,828)  (425,608) (3,533,862)  (5,444,882)
 Administrative expenses....     (13,446)   (12,687)    (72,204)    (75,970)    (6,794)    (7,159)    (42,488)     (57,601)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (148,339)    31,893    (270,142) (1,203,775)    17,370   (188,487)   (490,521)  (1,629,371)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (940,192)  (783,231) (5,785,864) (7,995,260)  (603,171)  (608,297) (4,305,036)  (7,661,510)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................    (749,153)  (316,870) (3,745,105) (2,490,182)  (447,780)  (167,928) (7,146,980) (12,842,833)
Net assets at beginning
 of year....................   6,404,171  6,721,041  51,729,125  54,219,307  4,353,114  4,521,042  32,588,499   45,431,332
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $ 5,655,018  6,404,171  47,984,020  51,729,125  3,905,334  4,353,114  25,441,519   32,588,499
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............      75,301     87,177      34,058      30,744      6,566        937      54,967       42,136
 Units redeemed.............    (193,237)  (195,297)   (265,523)   (386,652)   (60,373)   (63,602)   (200,363)    (288,398)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,936)  (108,120)   (231,465)   (355,908)   (53,807)   (62,665)   (145,396)    (246,262)
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========

                             ----------------------

                             Overseas Portfolio --
                                 Service Shares
                             ---------------------

                             ----------------------
                                2015       2014
                             ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (43,907)     82,215
 Net realized gain
   (loss) on investments....   (18,250)    150,333
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (483,307) (1,531,403)
 Capital gain
   distribution.............   126,533     569,224
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (418,931)   (729,631)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --          --
 Death benefits.............   (30,181)     (1,122)
 Surrenders.................  (352,441)   (544,998)
 Administrative expenses....    (9,471)    (13,218)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (164,852)   (287,291)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (556,945)   (846,629)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (975,876) (1,576,260)
Net assets at beginning
 of year.................... 4,515,140   6,091,400
                             ---------  ----------
Net assets at end of year... 3,539,264   4,515,140
                             =========  ==========
Change in units (note 5):
 Units purchased............         3          --
 Units redeemed.............   (39,581)    (54,003)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (39,578)    (54,003)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Legg Mason Partners Variable Equity Trust
                             -----------------------------------------------------------------------------------------------
                               ClearBridge Variable     ClearBridge Variable   ClearBridge Variable    ClearBridge Variable
                                 Aggressive Growth       Dividend Strategy       Dividend Strategy        Large Cap Value
                               Portfolio -- Class II    Portfolio -- Class I   Portfolio -- Class II   Portfolio -- Class I
                             ------------------------  ---------------------  ----------------------  ----------------------


                                                                 Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015         2014        2015        2014       2015        2014        2015        2014
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (557,873)   (330,401)      9,694     40,667     (25,834)       (858)    (20,939)    281,692
 Net realized gain
   (loss) on investments....      903,777   1,491,781     396,603    304,223     474,773     376,832    (168,047)    669,051
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,605,447)    (19,930)   (692,656)   354,291    (918,428)    471,658  (1,631,836) (1,699,784)
 Capital gain
   distribution.............    2,367,479   1,938,425          --         --          --          --     797,785   1,700,783
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (892,064)  3,079,875    (286,359)   699,181    (469,489)    847,632  (1,023,037)    951,742
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      586,305     473,668      21,109         --          --      54,517     486,885       2,658
 Death benefits.............      (52,068)    (15,165)     (7,378)   (51,493)      7,249          --    (100,303)   (103,978)
 Surrenders.................   (2,696,743) (2,037,411)   (777,538)  (905,616)   (668,164)   (781,930) (1,707,646) (1,585,347)
 Administrative expenses....     (129,778)    (73,739)     (9,939)   (11,969)    (10,548)    (10,217)    (60,543)    (20,876)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (8,263,944) 18,814,756    (552,118)   135,235    (856,395)   (286,057) (5,333,537) 15,691,259
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,556,228) 17,162,109  (1,325,864)  (833,843) (1,527,858) (1,023,687) (6,715,144) 13,983,716
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (11,448,292) 20,241,984  (1,612,223)  (134,662) (1,997,347)   (176,055) (7,738,181) 14,935,458
Net assets at beginning
 of year....................   33,343,241  13,101,257   6,169,183  6,303,845   7,671,038   7,847,093  26,732,449  11,796,991
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 21,894,949  33,343,241   4,556,960  6,169,183   5,673,691   7,671,038  18,994,268  26,732,449
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      281,493   1,042,079      28,073     39,653      51,263      38,623     130,729   1,525,068
 Units redeemed.............     (640,685)   (446,226)   (122,055)  (101,997)   (170,782)   (116,775)   (721,681)   (121,288)
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (359,192)    595,853     (93,982)   (62,344)   (119,519)    (78,152)   (590,952)  1,403,780
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========

                             MFS(R) Variable Insurance Trust
                             ------------------------------

                             MFS(R) Investors Growth Stock
                             Series -- Service Class Shares
                             ------------------------------
                             Period from
                             January 1 to     Year ended
                              March 27,      December 31,
                             ------------    ------------
                                 2015            2014
                             ------------    ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................      12,927        (115,867)
 Net realized gain
   (loss) on investments....   2,507,340         649,969
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,190,784)       (242,738)
 Capital gain
   distribution.............     749,742         506,141
                              ----------      ----------
    Increase (decrease)
     in net assets from
     operations.............      79,225         797,505
                              ----------      ----------
From capital
 transactions (note 4):
 Net premiums...............          --           6,625
 Death benefits.............     (37,635)          1,219
 Surrenders.................    (488,165)     (1,035,016)
 Administrative expenses....      (3,459)        (18,071)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (8,549,909)       (475,927)
                              ----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,079,168)     (1,521,170)
                              ----------      ----------
Increase (decrease) in
 net assets.................  (8,999,943)       (723,665)
Net assets at beginning
 of year....................   8,999,943       9,723,608
                              ----------      ----------
Net assets at end of year...          --       8,999,943
                              ==========      ==========
Change in units (note 5):
 Units purchased............      10,451          17,645
 Units redeemed.............    (716,554)       (128,927)
                              ----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (706,103)       (111,282)
                              ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust (continued)
                             ------------------------------------------------------------------------------------------------

                                 MFS(R) Investors       MFS(R) New Discovery        MFS(R) Total          MFS(R) Utilities
                                 Trust Series --             Series --            Return Series --            Series --
                               Service Class Shares     Service Class Shares    Service Class Shares    Service Class Shares
                             -----------------------  -----------------------  ----------------------  ----------------------


                                                                  Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (55,328)    (55,045)   (244,803)    (319,678)    229,219    (128,520)    486,509      87,121
 Net realized gain
   (loss) on investments....     408,612     498,498     (66,045)   1,616,314   1,861,503   2,630,274     744,859   1,430,888
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,122,348)   (389,888)   (637,690)  (7,460,384) (5,274,688)   (551,451) (6,042,829)    176,775
 Capital gain
   distribution.............     676,547     534,084     508,322    4,092,044   1,946,560   1,526,620   1,432,256     927,842
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (92,517)    587,649    (440,216)  (2,071,704) (1,237,406)  3,476,923  (3,379,205)  2,622,626
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       2,879       4,683      13,269      100,102     202,158     179,266      13,330      51,512
 Death benefits.............     (48,501)    (19,456)    (70,808)    (144,612)    (83,195)   (115,910)    (50,606)   (155,902)
 Surrenders.................    (934,782)   (707,540) (1,471,065)  (2,213,481) (5,578,801) (7,645,984) (2,038,687) (3,293,321)
 Administrative expenses....     (14,083)    (14,699)    (35,441)     (42,960)   (214,255)   (224,073)    (63,133)    (72,281)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (42,730)   (296,261) (2,186,504)  (5,698,339) (1,136,324)   (691,205) (1,011,807)   (772,725)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,037,217) (1,033,273) (3,750,549)  (7,999,290) (6,810,417) (8,497,906) (3,150,903) (4,242,717)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,129,734)   (445,624) (4,190,765) (10,070,994) (8,047,823) (5,020,983) (6,530,108) (1,620,091)
Net assets at beginning
 of year....................   6,862,632   7,308,256  17,852,558   27,923,552  55,658,726  60,679,709  23,851,614  25,471,705
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 5,732,898   6,862,632  13,661,793   17,852,558  47,610,903  55,658,726  17,321,506  23,851,614
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............       2,179      13,296      33,408       62,439     235,278     292,493      48,341      51,502
 Units redeemed.............     (68,860)    (77,746)   (240,444)    (525,761)   (725,458)   (905,247)   (167,150)   (217,904)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,681)    (64,450)   (207,036)    (463,322)   (490,180)   (612,754)   (118,809)   (166,402)
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========

                              MFS(R) Variable Insurance Trust II
                             ----------------------------------------
                             MFS(R) Massachusetts
                               Investors Growth   MFS(R) Strategic
                              Stock Portfolio --  Income Portfolio --
                             Service Class Shares Service Class Shares
                             -------------------- -------------------
                                 Period from
                                 March 27 to
                                 December 31,     Year ended December 31,
                             -------------------- -------------------
                                     2015          2015          2014
                             --------------------  ------        ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................        (58,267)         885           459
 Net realized gain
   (loss) on investments....        (48,667)         (55)            7
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (585,922)      (1,619)          (50)
 Capital gain
   distribution.............        469,411           --            --
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     operations.............       (223,445)        (789)          416
                                  ---------        ------        ------
From capital
 transactions (note 4):
 Net premiums...............          4,450           --            --
 Death benefits.............         (8,414)          --            --
 Surrenders.................       (792,702)      (6,116)         (339)
 Administrative expenses....        (13,187)         (87)          (88)
 Transfers between
   subaccounts
   (including fixed
   account), net............      8,350,406          255           199
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      7,540,553       (5,948)         (228)
                                  ---------        ------        ------
Increase (decrease) in
 net assets.................      7,317,108       (6,737)          188
Net assets at beginning
 of year....................             --       28,040        27,852
                                  ---------        ------        ------
Net assets at end of year...      7,317,108       21,303        28,040
                                  =========        ======        ======
Change in units (note 5):
 Units purchased............        857,916           52            43
 Units redeemed.............       (105,145)        (629)          (65)
                                  ---------        ------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........        752,771         (577)          (22)
                                  =========        ======        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable Account Funds
                             ------------------------------------------------------------------------------------------------
                                                                                    Oppenheimer             Oppenheimer
                               Oppenheimer Capital      Oppenheimer Capital        Conservative            Conservative
                               Appreciation Fund/VA    Appreciation Fund/VA     Balanced Fund/VA --     Balanced Fund/VA --
                              -- Non-Service Shares      -- Service Shares      Non-Service Shares        Service Shares
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015        2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (461,966)   (348,277)    (97,515)    (89,588)    109,714      97,246      16,744     (38,594)
 Net realized gain
   (loss) on investments....   2,106,001   2,689,790     428,170     572,308     151,693      51,211     686,660     736,874
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,042,594)  1,450,923  (1,358,340)    181,398    (309,594)    759,546    (992,089)    885,820
 Capital gain
   distribution.............   6,197,550     882,510   1,136,745     159,411          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     798,991   4,674,946     109,060     823,529     (48,187)    908,003    (288,685)  1,584,100
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      19,117       5,167       7,027      41,355         167       4,459     163,100     191,453
 Death benefits.............    (235,305)   (319,934)    (12,473)    (10,179)   (162,023)   (145,110)    (79,168)    (33,699)
 Surrenders.................  (3,199,482) (4,533,984)   (595,573)   (721,414) (1,701,211) (1,614,944) (2,266,287) (4,345,702)
 Administrative expenses....     (41,045)    (43,059)    (31,173)    (33,009)    (15,433)    (18,337)    (94,719)    (97,535)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,311,758)   (426,912)   (219,375)   (320,892)     21,867       6,370  (1,278,772)   (559,889)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,768,473) (5,318,722)   (851,567) (1,044,139) (1,856,633) (1,767,562) (3,555,846) (4,845,372)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,969,482)   (643,776)   (742,507)   (220,610) (1,904,820)   (859,559) (3,844,531) (3,261,272)
Net assets at beginning
 of year....................  36,967,785  37,611,561   6,506,352   6,726,962  13,512,754  14,372,313  25,907,069  29,168,341
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $32,998,303  36,967,785   5,763,845   6,506,352  11,607,934  13,512,754  22,062,538  25,907,069
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      23,524      46,628      33,152      35,888      45,562      19,384     199,766     276,839
 Units redeemed.............    (136,619)   (198,484)    (77,421)    (98,024)   (103,809)    (92,165)   (546,617)   (749,837)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (113,095)   (151,856)    (44,269)    (62,136)    (58,247)    (72,781)   (346,851)   (472,998)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             -----------------------

                                Oppenheimer Core
                                 Bond Fund/VA --
                               Non-Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    331,570     558,006
 Net realized gain
   (loss) on investments....   (246,106)   (325,874)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (132,886)    588,340
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,422)    820,472
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      2,450      17,400
 Death benefits.............    (97,173)   (203,959)
 Surrenders................. (1,957,863) (2,761,189)
 Administrative expenses....    (21,440)    (23,752)
 Transfers between
   subaccounts
   (including fixed
   account), net............    458,453     428,877
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,615,573) (2,542,623)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,662,995) (1,722,151)
Net assets at beginning
 of year.................... 13,217,243  14,939,394
                             ----------  ----------
Net assets at end of year... 11,554,248  13,217,243
                             ==========  ==========
Change in units (note 5):
 Units purchased............     88,603      76,523
 Units redeemed.............   (179,133)   (217,046)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,530)   (140,523)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  Oppenheimer Variable Account Funds (continued)
                             -----------------------------------------------------------------------------------------------
                                   Oppenheimer             Oppenheimer                                  Oppenheimer Global
                                Discovery Mid Cap       Discovery Mid Cap      Oppenheimer Global        Strategic Income
                                Growth Fund/VA --       Growth Fund/VA --      Fund/VA -- Service        Fund/VA -- Non-
                                Non-Service Shares       Service Shares              Shares               Service Shares
                             -----------------------  --------------------  ------------------------  ---------------------
                                                                              Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014        2015         2014        2015       2014
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (364,474)   (377,507)   (56,191)   (48,283)    (616,330)    (867,589)   200,154     160,708
 Net realized gain
   (loss) on investments....   1,671,003   2,097,525    229,594    219,020    5,451,051    6,112,982    (53,621)    (55,956)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,289,365)   (662,169)  (377,527)   (58,773)  (8,859,271)  (9,631,902)  (299,646)     (7,124)
 Capital gain
   distribution.............   2,364,564          --    270,251         --    6,868,649    4,660,432         --          --
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,381,728   1,057,849     66,127    111,964    2,844,099      273,923   (153,113)     97,628
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,016      32,875      7,337     96,163    1,388,694    1,017,126      5,680      16,877
 Death benefits.............     (98,632)   (296,790)     2,073         --     (463,779)    (449,708)  (131,754)   (187,724)
 Surrenders.................  (2,675,700) (3,499,017)  (308,797)  (370,184)  (9,515,351) (10,892,731)  (480,820)   (768,142)
 Administrative expenses....     (28,571)    (30,441)   (14,469)   (11,368)    (630,495)    (603,350)    (6,752)     (8,359)
 Transfers between
   subaccounts
   (including fixed
   account), net............     244,261    (919,266) 4,582,091   (115,051)  (1,646,286)   9,982,741     95,901    (442,091)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,525,626) (4,712,639) 4,268,235   (400,440) (10,867,217)    (945,922)  (517,745) (1,389,439)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets.................  (1,143,898) (3,654,790) 4,334,362   (288,476)  (8,023,118)    (671,999)  (670,858) (1,291,811)
Net assets at beginning
 of year....................  26,704,573  30,359,363  3,122,768  3,411,244  108,067,505  108,739,504  4,750,692   6,042,503
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Net assets at end of year... $25,560,675  26,704,573  7,457,130  3,122,768  100,044,387  108,067,505  4,079,834   4,750,692
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............      48,260      22,665    219,682     18,169      734,239    1,446,041     26,847      61,810
 Units redeemed.............    (110,122)   (160,759)   (31,161)   (38,170)  (1,384,260)  (1,295,788)   (77,864)   (197,605)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (61,862)   (138,094)   188,521    (20,001)    (650,021)     150,253    (51,017)   (135,795)
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========

                             -------------------------

                                 Oppenheimer Main
                                 Street Fund/VA --
                                  Service Shares
                             ------------------------

                             -------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (972,394)  (1,166,564)
 Net realized gain
   (loss) on investments....   7,823,068   10,667,221
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (19,670,672)  (2,974,457)
 Capital gain
   distribution.............  14,380,264    2,144,917
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,560,266    8,671,117
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     445,912      831,054
 Death benefits.............    (249,386)    (286,113)
 Surrenders................. (10,424,483) (12,718,907)
 Administrative expenses....    (652,906)    (686,008)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,422,605)  (5,705,000)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,303,468) (18,564,974)
                             -----------  -----------
Increase (decrease) in
 net assets................. (14,743,202)  (9,893,857)
Net assets at beginning
 of year....................  99,833,634  109,727,491
                             -----------  -----------
Net assets at end of year...  85,090,432   99,833,634
                             ===========  ===========
Change in units (note 5):
 Units purchased............     391,858      439,464
 Units redeemed.............  (1,459,482)  (1,735,082)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,067,624)  (1,295,618)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Oppenheimer Variable
                                   Account Funds
                                    (continued)                                         PIMCO Variable Insurance Trust
                             -------------------------  ------------------------------------------------------------------------
                                                                                Foreign Bond Portfolio
                              Oppenheimer Main Street                           (U.S. Dollar Hedged) -- High Yield Portfolio --
                              Small Cap Fund(R)/VA --   All Asset Portfolio --     Administrative            Administrative
                                   Service Shares        Advisor Class Shares       Class Shares              Class Shares
                             -------------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             ---------------------------------------------------------------------------------------------------
                                 2015          2014        2015        2014        2015        2014        2015         2014
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (707,888)    (886,121)    144,937     408,442     50,690      10,405    3,079,135    3,050,698
 Net realized gain
   (loss) on investments....    4,052,857   16,663,583    (228,399)     (5,602)    54,269      12,003      434,503    1,448,072
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (18,018,659) (22,580,867)   (917,164)   (464,548)  (176,208)    317,221   (8,274,336)  (3,293,808)
 Capital gain
   distribution.............    9,930,250   14,630,084          --          --     17,447      25,970    1,352,540           --
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (4,743,440)   7,826,679  (1,000,626)    (61,708)   (53,802)    365,599   (3,408,158)   1,204,962
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,271,614      766,229      55,915      27,393      2,556      28,050      364,887      777,909
 Death benefits.............     (372,769)    (309,039)     23,206      26,813     46,784    (139,841)    (261,355)     (39,544)
 Surrenders.................   (6,879,552) (10,920,050) (1,269,241) (1,360,166)  (437,980)   (357,773)  (9,862,586) (10,338,817)
 Administrative expenses....     (444,131)    (577,299)    (31,958)    (38,070)    (6,748)     (7,274)    (517,853)    (417,246)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,981,214) (33,313,923)   (615,668) (1,089,860)  (158,705)     96,530   13,356,305   10,282,006
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,406,052) (44,354,082) (1,837,746) (2,433,890)  (554,093)   (380,308)   3,079,398      264,308
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Increase (decrease) in
 net assets.................  (17,149,492) (36,527,403) (2,838,372) (2,495,598)  (607,895)    (14,709)    (328,760)   1,469,270
Net assets at beginning
 of year....................   74,081,445  110,608,848  10,890,126  13,385,724  4,051,717   4,066,426   83,952,472   82,483,202
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Net assets at end of year... $ 56,931,953   74,081,445   8,051,754  10,890,126  3,443,822   4,051,717   83,623,712   83,952,472
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========
Change in units (note 5):
 Units purchased............      428,539      682,582      23,090      44,281     25,419      12,833    2,160,046    1,449,135
 Units redeemed.............     (930,483)  (3,105,053)   (158,554)   (214,979)   (54,873)    (34,108)  (1,755,517)  (1,300,597)
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (501,944)  (2,422,471)   (135,464)   (170,698)   (29,454)    (21,275)     404,529      148,538
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========



                             -----------------------
                                 Long-Term U.S.
                             Government Portfolio --
                                 Administrative
                                  Class Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     91,234     157,854
 Net realized gain
   (loss) on investments....     50,561    (531,536)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (646,328)  4,677,455
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (504,533)  4,303,773
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    106,627     185,629
 Death benefits.............    (36,847)   (152,374)
 Surrenders................. (2,688,263) (3,333,825)
 Administrative expenses....    (59,437)    (69,918)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (473,070) (1,777,759)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,150,990) (5,148,247)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,655,523)   (844,474)
Net assets at beginning
 of year.................... 20,908,753  21,753,227
                             ----------  ----------
Net assets at end of year... 17,253,230  20,908,753
                             ==========  ==========
Change in units (note 5):
 Units purchased............     66,204      68,446
 Units redeemed.............   (211,956)   (324,164)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (145,752)   (255,718)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  PIMCO Variable Insurance Trust (continued)        Rydex Variable Trust
                             ----------------------------------------------------  ---------------------
                                    Low Duration               Total Return
                                    Portfolio --               Portfolio --
                                   Administrative             Administrative             NASDAQ --
                                    Class Shares               Class Shares             100(R) Fund
                             --------------------------  ------------------------  ---------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------
                                  2015          2014         2015         2014        2015        2014
                             -------------  -----------  -----------  -----------  ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   1,152,413   (1,152,799)   9,826,844    1,519,013     (97,173)   (72,157)
 Net realized gain
   (loss) on investments....     1,976,848    1,115,482      (53,775)     639,952     350,462    439,989
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (3,816,423)  (1,655,134) (17,618,909)   5,588,971    (463,930)    38,394
 Capital gain
   distribution.............            --           --    3,090,767           --     322,546    289,792
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      (687,162)  (1,692,451)  (4,755,073)   7,747,936     111,905    696,018
                             -------------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       511,876    1,313,064    1,647,986    1,435,990       2,911     33,676
 Death benefits.............      (277,499)    (333,523)    (678,788)  (1,720,878)    (31,173)   (35,715)
 Surrenders.................   (13,534,238) (24,420,463) (36,091,165) (35,576,976)   (349,492)  (604,905)
 Administrative expenses....      (820,654)  (1,348,966)  (1,687,270)  (1,457,991)    (24,412)   (13,882)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (93,289,937)  14,383,061   65,929,446  (25,106,795) 11,529,634    364,099
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (107,410,452) (10,406,827)  29,120,209  (62,426,650) 11,127,468   (256,727)
                             -------------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (108,097,614) (12,099,278)  24,365,136  (54,678,714) 11,239,373    439,291
Net assets at beginning
 of year....................   184,449,895  196,549,173  260,144,836  314,823,550   5,025,486  4,586,195
                             -------------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $  76,352,281  184,449,895  284,509,972  260,144,836  16,264,859  5,025,486
                             =============  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     1,082,796    3,438,241    7,077,431    1,736,966   1,176,877     66,166
 Units redeemed.............   (10,200,962)  (4,289,269)  (4,834,614)  (5,766,557)   (100,466)  (109,491)
                             -------------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (9,118,166)    (851,028)   2,242,817   (4,029,591)  1,076,411    (43,325)
                             =============  ===========  ===========  ===========  ==========  =========

                                          The Alger Portfolios
                             ----------------------------------------------

                                 Alger Large Cap         Alger Small Cap
                               Growth Portfolio --     Growth Portfolio --
                                Class I-2 Shares        Class I-2 Shares
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2015        2014        2015        2014
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (473,742)   (438,105)   (330,368)   (376,478)
 Net realized gain
   (loss) on investments....  1,432,078   2,157,596     388,310   1,007,147
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (4,032,533) (3,977,313) (6,832,965) (3,294,987)
 Capital gain
   distribution.............  3,306,767   5,247,530   5,867,282   2,231,141
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    232,570   2,989,708    (907,741)   (433,177)
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      4,237       8,977      37,982     113,112
 Death benefits.............   (145,364)   (421,516)    (26,310)   (440,733)
 Surrenders................. (3,155,889) (3,552,985) (2,525,141) (3,824,631)
 Administrative expenses....    (46,826)    (50,043)    (35,432)    (40,373)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (450,671)    (22,130)   (651,587) (1,311,281)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,794,513) (4,037,697) (3,200,488) (5,503,906)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (3,561,943) (1,047,989) (4,108,229) (5,937,083)
Net assets at beginning
 of year.................... 33,343,303  34,391,292  24,153,578  30,090,661
                             ----------  ----------  ----------  ----------
Net assets at end of year... 29,781,360  33,343,303  20,045,349  24,153,578
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     53,311      66,511      71,037      98,068
 Units redeemed.............   (207,700)   (277,880)   (228,193)   (398,005)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (154,389)   (211,369)   (157,156)   (299,937)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  The Prudential Series Fund
                             ------------------------------------------------------------------------------------------


                               Jennison 20/20 Focus                            Natural Resources    SP International
                              Portfolio -- Class II   Jennison Portfolio --  Portfolio -- Class II  Growth Portfolio --
                                      Shares             Class II Shares            Shares          Class II Shares
                             -----------------------  --------------------  ----------------------  ------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014      2015      2014
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (103,938)   (123,571)   (48,093)   (41,830)   (346,256)   (468,498)   (37)      (47)
 Net realized gain
   (loss) on investments....     514,297     811,352    260,209    283,285  (2,271,007)    (37,292)  (103)     (124)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (131,252)   (272,408)   (82,348)   (44,909) (4,091,048) (5,116,040)   195       (66)
 Capital gain
   distribution.............          --          --         --         --          --          --     --        --
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     operations.............     279,107     415,373    129,768    196,546  (6,708,311) (5,621,830)    55      (237)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From capital
 transactions (note 4):
 Net premiums...............       7,816       6,057        687      3,618      88,053     150,236     --        --
 Death benefits.............        (652)     (5,622)        --         --     (75,307)    (42,710)    --        --
 Surrenders.................    (792,761) (1,634,207)  (363,407)  (383,283) (2,336,883) (3,483,996)  (657)     (666)
 Administrative expenses....     (23,561)    (26,033)   (13,200)    (8,409)   (154,503)   (179,152)    (8)      (10)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (232,753)   (368,482) 4,723,382   (135,790)  2,512,651   3,174,050      2        (1)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (1,041,911) (2,028,287) 4,347,462   (523,864)     34,011    (381,572)  (663)     (677)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Increase (decrease) in
 net assets.................    (762,804) (1,612,914) 4,477,230   (327,318) (6,674,300) (6,003,402)  (608)     (914)
Net assets at beginning
 of year....................   7,004,683   8,617,597  2,548,642  2,875,960  23,988,422  29,991,824  2,540     3,454
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Net assets at end of year... $ 6,241,879   7,004,683  7,025,872  2,548,642  17,314,122  23,988,422  1,932     2,540
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====
Change in units (note 5):
 Units purchased............      11,771      12,632    182,937      9,560   1,060,709     807,698     --        --
 Units redeemed.............     (53,145)    (93,003)   (28,195)   (35,080)   (837,391)   (638,215)   (57)      (59)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (41,374)    (80,371)   154,742    (25,520)    223,318     169,483    (57)      (59)
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====

                             ----------------
                              SP Prudential
                              U.S. Emerging
                                  Growth
                               Portfolio --
                             Class II Shares
                             ---------------

                             ----------------
                               2015    2014
                             -------  ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (356)   (462)
 Net realized gain
   (loss) on investments....   5,001   3,637
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,055) (1,109)
 Capital gain
   distribution.............      --      --
                             -------  ------
    Increase (decrease)
     in net assets from
     operations.............    (410)  2,066
                             -------  ------
From capital
 transactions (note 4):
 Net premiums...............      --      --
 Death benefits.............      --      --
 Surrenders................. (10,591) (8,407)
 Administrative expenses....     (45)    (52)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (7)     (1)
                             -------  ------
    Increase (decrease)
     in net assets from
     capital transactions... (10,643) (8,460)
                             -------  ------
Increase (decrease) in
 net assets................. (11,053) (6,394)
Net assets at beginning
 of year....................  26,081  32,475
                             -------  ------
Net assets at end of year...  15,028  26,081
                             =======  ======
Change in units (note 5):
 Units purchased............      --      --
 Units redeemed.............    (466)   (396)
                             -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (466)   (396)
                             =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Wells Fargo Variable
                                     Trust
                             ---------------------
                                  Wells Fargo
                                VT Omega Growth
                                Fund -- Class 2
                             ---------------------
                                   Year ended
                                  December 31,
                             ---------------------
                                2015        2014
                             ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (52,518)   (56,032)
 Net realized gain
   (loss) on investments....    (28,022)   113,411
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (517,797)  (697,131)
 Capital gain
   distribution.............    604,654    728,191
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      6,317     88,439
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      2,025      2,379
 Death benefits.............         --     (7,875)
 Surrenders.................   (437,803)  (447,721)
 Administrative expenses....    (12,622)   (12,182)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (219,105)   326,672
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (667,505)  (138,727)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (661,188)   (50,288)
Net assets at beginning
 of year....................  3,715,770  3,766,058
                             ----------  ---------
Net assets at end of year... $3,054,582  3,715,770
                             ==========  =========
Change in units (note 5):
 Units purchased............      5,933     37,310
 Units redeemed.............    (39,348)   (44,384)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,415)    (7,074)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2015

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On December 15, 2015, Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2 changed its name to Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2.

   On November 20, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 changed its name to Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Thematic Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Global Thematic Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Growth and Income Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB International Value Portfolio -- Class B.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Large Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Large Cap Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Small Cap Growth Portfolio -- Class B.

   On May 1, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class I.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class II.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares.

   On April 24, 2015, Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2 was liquidated and the cash was reinvested in Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On March 27, 2015, MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares was liquidated and the cash was reinvested in MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 5, 2014, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I was liquidated and the cash was reinvested in Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Large Cap Value Portfolio -- Class I.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On August 11, 2014, DWS Variable Series I--DWS Capital Growth VIP -- Class B Shares changed its name to Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Utilities Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond VIP Fund Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Income VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Mutual Shares VIP Fund -- Class 2 Shares.

   On April 30, 2014, Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio --Class I was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   As of December 31, 2015, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2014 through December 31, 2015.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2014 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2015. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2015, and there were no transfers between Level 1 and Level 2 during 2015.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2015 were:

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Balanced Wealth
     Strategy Portfolio
     -- Class B........... $ 3,121,765 $ 4,038,611
   AB Global Thematic
     Growth Portfolio --
     Class B..............     264,138     787,813
   AB Growth and Income
     Portfolio -- Class B.   1,406,028   9,213,226
   AB International
     Value Portfolio --
     Class B..............  24,627,889  20,041,172
   AB Large Cap Growth
     Portfolio -- Class B.  18,336,714   3,251,493
   AB Small Cap Growth
     Portfolio -- Class B.   3,920,237  34,842,001
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco V.I. American
     Franchise Fund --
     Series I shares......      81,267   1,148,504
   Invesco V.I. American
     Franchise Fund --
     Series II shares.....     109,042   1,093,823
   Invesco V.I. Comstock
     Fund -- Series II
     shares...............   1,658,381   8,106,115
   Invesco V.I. Core
     Equity Fund --
     Series I shares......   1,407,565   3,373,816
   Invesco V.I. Equity
     and Income Fund --
     Series II shares.....   5,777,195   5,275,676
   Invesco V.I. Global
     Real Estate Fund --
     Series II shares.....      61,949      94,150
   Invesco V.I.
     Government
     Securities Fund --
     Series I shares......       2,788       2,460
   Invesco V.I.
     International
     Growth Fund --
     Series II shares.....  31,662,866  15,846,514
   Invesco V.I. Managed
     Volatility Fund --
     Series I shares......         438         178
   Invesco V.I.
     Technology Fund --
     Series I shares......         170          98
   Invesco V.I. Value
     Opportunities Fund
     -- Series II shares..     932,051   1,177,674
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II.............   5,564,149  55,626,498

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
American Century
  Variable Portfolios,
  Inc.
   VP Income & Growth
     Fund -- Class I..... $    12,551 $     6,555
   VP International Fund
     -- Class I..........      65,778     221,259
   VP Ultra(R) Fund --
     Class I.............      57,852     102,201
   VP Value Fund --
     Class I.............       1,885      22,394
BlackRock Variable
  Series Funds, Inc.
   BlackRock Basic Value
     V.I. Fund -- Class
     III Shares..........   2,144,209   2,652,886
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares..............  36,283,005  66,435,327
   BlackRock Large Cap
     Growth V.I. Fund --
     Class III Shares....     628,405   1,321,891
   BlackRock Value
     Opportunities V.I.
     Fund -- Class III
     Shares..............     761,817   1,483,363
Columbia Funds Variable
  Insurance Trust I
   Columbia Variable
     Portfolio
     - International
     Opportunities Fund
     -- Class 2..........  30,586,430  13,949,016
   Variable Portfolio --
     Loomis Sayles
     Growth Fund II --
     Class 1.............   3,671,804   4,597,749
Deutsche Variable Series
  I
   Deutsche Capital
     Growth VIP -- Class
     B Shares............       1,043         263
Deutsche Variable Series
  II
   Deutsche Large Cap
     Value VIP -- Class
     B Shares............       7,765      16,385
   Deutsche Small Mid
     Cap Value VIP --
     Class B Shares......       2,505       5,312
Dreyfus
   Dreyfus Investment
     Portfolios MidCap
     Stock Portfolio --
     Initial Shares......      17,012      10,880
   Dreyfus Variable
     Investment Fund --
     Money Market
     Portfolio...........   2,130,572   2,232,986
   The Dreyfus Socially
     Responsible Growth
     Fund, Inc. --
     Initial Shares......   1,028,620     430,278
Eaton Vance Variable
  Trust
   VT Floating-Rate
     Income Fund.........  14,638,724  36,949,685
Federated Insurance
  Series
   Federated High Income
     Bond Fund II --
     Primary Shares......   2,220,822   3,701,845
   Federated High Income
     Bond Fund II --
     Service Shares......   2,991,057  13,019,730
   Federated Kaufmann
     Fund II -- Service
     Shares..............   4,699,678   4,366,728
   Federated Managed
     Tail Risk Fund II
     -- Primary Shares...     255,567   1,040,151
   Federated Managed
     Volatility Fund II..     596,457   1,924,605
Fidelity(R) Variable
  Insurance Products Fund
   VIP Asset Manager/SM/
     Portfolio --
     Initial Class.......   5,952,405   8,345,945
   VIP Asset Manager/SM/
     Portfolio --
     Service Class 2.....   1,426,224   2,565,060
   VIP Balanced
     Portfolio --
     Service Class 2.....  14,108,342  17,012,747
   VIP Contrafund(R)
     Portfolio --
     Initial Class.......  14,752,371  20,124,989
   VIP Contrafund(R)
     Portfolio --
     Service Class 2.....  37,813,722  51,862,789
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2.....     444,285     580,640
   VIP Equity-Income
     Portfolio --
     Initial Class.......  14,148,921  15,926,353
   VIP Equity-Income
     Portfolio --
     Service Class 2.....  22,985,425  26,620,331
   VIP Growth & Income
     Portfolio --
     Initial Class.......   2,132,485   4,548,909
   VIP Growth & Income
     Portfolio --
     Service Class 2.....   2,251,248   3,781,394
   VIP Growth
     Opportunities
     Portfolio --
     Initial Class.......   2,060,713   1,747,274
   VIP Growth
     Opportunities
     Portfolio --
     Service Class 2.....  45,624,559  14,488,047
   VIP Growth Portfolio
     -- Initial Class....   4,174,266  10,783,681
   VIP Growth Portfolio
     -- Service Class 2..   2,805,616   5,281,013
   VIP Growth Stock
     Portfolio --
     Service Class 2.....   4,778,670  40,028,033
   VIP Investment Grade
     Bond Portfolio --
     Service Class 2.....  79,928,099  37,104,825
   VIP Mid Cap Portfolio
     -- Initial Class....       3,199      15,079
   VIP Mid Cap Portfolio
     -- Service Class 2..  30,379,691  68,467,871
   VIP Overseas
     Portfolio --
     Initial Class.......   1,429,412   3,634,446
   VIP Value Strategies
     Portfolio --
     Service Class 2.....   1,119,242   6,182,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Founding
     Funds Allocation
     VIP Fund -- Class 2
     Shares............... $  5,586,318 $ 16,214,830
   Franklin Income VIP
     Fund -- Class 2
     Shares...............   35,307,208   85,107,412
   Franklin Large Cap
     Growth VIP Fund --
     Class 2 Shares.......       70,787       74,382
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......    2,403,066    3,569,573
   Templeton Foreign VIP
     Fund -- Class 1
     Shares...............    1,550,055    2,025,754
   Templeton Foreign VIP
     Fund -- Class 2
     Shares...............      259,357      365,376
   Templeton Global Bond
     VIP Fund -- Class 1
     Shares...............      983,218    2,132,547
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............    1,166,581    2,555,293
GE Investments Funds,
  Inc.
   Core Value Equity
     Fund -- Class 1
     Shares...............    1,655,003    2,187,198
   Income Fund -- Class
     1 Shares.............    1,410,754    4,828,553
   Premier Growth Equity
     Fund -- Class 1
     Shares...............    5,478,281    4,811,551
   Real Estate
     Securities Fund --
     Class 1 Shares.......   17,210,477   21,526,048
   S&P 500(R) Index Fund..   11,416,905   30,006,920
   Small-Cap Equity Fund
     -- Class 1 Shares....    8,974,891    7,871,402
   Total Return Fund --
     Class 1 Shares.......  170,706,085  254,169,982
   Total Return Fund --
     Class 3 Shares.......   57,823,451  147,035,564
   U.S. Equity Fund --
     Class 1 Shares.......    4,704,873    4,356,440
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs Large
     Cap Value Fund --
     Institutional Shares.    1,305,377    1,782,370
   Goldman Sachs Mid Cap
     Value Fund --
     Institutional Shares.    9,243,189   17,790,869
   Goldman Sachs Money
     Market Fund --
     Service Shares.......  214,591,192  233,946,364
JPMorgan Insurance Trust
   JPMorgan Insurance
     Trust Core Bond
     Portfolio -- Class 1.    1,987,730    1,201,625
   JPMorgan Insurance
     Trust Intrepid Mid
     Cap Portfolio --
     Class 1..............      106,347       97,619
   JPMorgan Insurance
     Trust Mid Cap Value
     Portfolio -- Class 1.       15,191       14,745
   JPMorgan Insurance
     Trust Small Cap
     Core Portfolio --
     Class 1..............          799          127
   JPMorgan Insurance
     Trust U.S. Equity
     Portfolio -- Class 1.      278,754      355,895
Janus Aspen Series
   Balanced Portfolio --
     Institutional Shares.    8,763,601   17,466,388
   Balanced Portfolio --
     Service Shares.......   14,033,754   26,712,490
   Enterprise Portfolio
     -- Institutional
     Shares...............    6,885,545    8,383,836
   Enterprise Portfolio
     -- Service Shares....      946,072      694,986
   Flexible Bond
     Portfolio --
     Institutional Shares.    2,934,498    4,305,827
   Forty Portfolio --
     Institutional Shares.    9,009,127    7,426,359
   Forty Portfolio --
     Service Shares.......   19,860,974   15,180,595
   Global Research
     Portfolio --
     Institutional Shares.    1,057,098    7,220,636
   Global Research
     Portfolio --
     Service Shares.......       97,545      820,296
   Global Technology
     Portfolio --
     Service Shares.......    1,442,220    1,625,345
   Janus Portfolio --
     Institutional Shares.   10,649,181    7,662,321
   Janus Portfolio --
     Service Shares.......      874,849      747,761
   Overseas Portfolio --
     Institutional Shares.    2,560,957    6,295,906
   Overseas Portfolio --
     Service Shares.......      147,588      621,947

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class
     II................... $ 10,710,315 $ 19,457,252
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I.      498,216    1,789,453
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class
     II...................      787,964    2,341,649
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.    2,721,863    8,660,264
MFS(R) Variable
  Insurance Trust
   MFS(R) Investors
     Growth Stock Series
     -- Service Class
     Shares...............      930,802    9,244,122
   MFS(R) Investors
     Trust Series --
     Service Class Shares.      755,438    1,174,302
   MFS(R) New Discovery
     Series -- Service
     Class Shares.........    1,140,673    4,628,307
   MFS(R) Total Return
     Series -- Service
     Class Shares.........    6,547,836   11,176,283
   MFS(R) Utilities
     Series -- Service
     Class Shares.........    3,300,783    4,534,106
MFS(R) Variable
  Insurance Trust II
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.    9,083,514    1,133,024
   MFS(R) Strategic
     Income Portfolio --
     Service Class Shares.        1,796        6,860
Oppenheimer Variable
  Account Funds
   Oppenheimer Capital
     Appreciation
     Fund/VA --
     Non-Service Shares...    6,989,950    6,021,317
   Oppenheimer Capital
     Appreciation
     Fund/VA -- Service
     Shares...............    1,721,244    1,505,169
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Non-Service Shares...    1,141,883    2,834,895
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Service Shares.......    2,472,249    6,012,485
   Oppenheimer Core Bond
     Fund/VA --
     Non-Service Shares...    1,831,323    3,114,154
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA --
     Non-Service Shares...    3,882,977    4,408,443
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA -- Service
     Shares...............    5,250,802      770,105
   Oppenheimer Global
     Fund/VA -Service
     Shares...............   20,215,979   24,813,769
   Oppenheimer Global
     Strategic Income
     Fund/VA --
     Non-Service Shares...      537,296      854,989
   Oppenheimer Main
     Street Fund/VA --
     Service Shares.......   20,587,155   23,420,200
   Oppenheimer Main
     Street Small Cap
     Fund(R)/VA --
     Service Shares.......   18,499,403   21,730,117
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor Class
     Shares...............      590,154    2,283,086
   Foreign Bond
     Portfolio (U.S.
     Dollar Hedged) --
     Administrative
     Class Shares.........      611,345    1,094,065
   High Yield Portfolio
     -- Administrative
     Class Shares.........   39,845,511   32,185,711
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares.........    1,601,530    4,805,003
   Low Duration
     Portfolio --
     Administrative
     Class Shares.........   16,103,875  122,225,798
   Total Return
     Portfolio --
     Administrative
     Class Shares.........  120,310,964   78,455,248
Rydex Variable Trust
   NASDAQ -- 100(R) Fund..   12,628,333    1,312,590
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares.....    4,535,156    5,435,685
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares.....    7,154,481    4,825,480
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio -- Class
     II Shares............      282,223    1,428,961
   Jennison Portfolio --
     Class II Shares......    5,038,840      739,031
   Natural Resources
     Portfolio -- Class
     II Shares............    7,607,341    8,029,375
   SP International
     Growth Portfolio --
     Class II Shares......           --          701
   SP Prudential U.S.
     Emerging Growth
     Portfolio -- Class
     II Shares............           --       11,000
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2..............      718,871      834,269

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2015 and 2014 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2015 and were available to contract owners during 2015.

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2015........................... 1.45% to 2.55% 1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55% 1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55% 1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
   2012........................... 1.45% to 2.55% 2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011........................... 1.45% to 2.55% 2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
 AB Global Thematic Growth
   Portfolio -- Class B
   2015........................... 1.45% to 2.10%   167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%   197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%   262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
   2012........................... 1.45% to 2.10%   288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011........................... 1.45% to 2.10%   296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net   Investment
                                   % of Average                            Assets   Income
                                  Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
 AB Growth and Income
   Portfolio -- Class B
   2015.......................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014.......................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013.......................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
 AB International Value
   Portfolio -- Class B
   2015.......................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014.......................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
   2013.......................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
 AB Large Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014.......................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013.......................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
 AB Small Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014.......................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%
   2013.......................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2015.......................... 0.75% to 1.85%    519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014.......................... 0.75% to 1.85%    587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
   2013.......................... 0.75% to 2.10%    675,995 13.49 to 13.19  8,936   0.43%      39.09% to   37.20%
   2012.......................... 0.75% to 2.10%    752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)...................... 1.45% to 1.45%        117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2015.......................... 1.45% to 2.20%    270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014.......................... 1.45% to 2.20%    317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
   2013.......................... 1.45% to 2.20%    374,246 21.05 to 17.00  6,628   0.24%      37.77% to   36.72%
   2012.......................... 1.45% to 2.20%    445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011.......................... 1.45% to 2.20%    498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Invesco V.I. Comstock Fund --
   Series II shares
   2015............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%      7.52% to    6.59%
   2013............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
   2012............................. 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%     17.20% to   15.89%
   2011............................. 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%    (3.52)% to  (4.60)%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2015............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
   2012............................. 0.75% to 2.30%   880,133 10.91 to 11.29 10,363   0.94%     13.03% to   11.26%
   2011............................. 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715   0.93%    (0.81)% to  (2.36)%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
   2012............................. 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%     10.75% to    9.52%
   2011............................. 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%    (2.73)% to  (3.81)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2015............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%
   2012............................. 1.45% to 2.20%    19,361 14.09 to  7.96    241   0.42%     25.99% to   25.03%
   2011............................. 1.45% to 2.20%    21,340 11.18 to  6.37    208   3.66%    (8.08)% to  (8.78)%
 Invesco V.I. Government Securities
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%    (0.41)% to  (0.41)%
   2014............................. 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%      3.36% to    3.36%
   2013............................. 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%    (3.35)% to  (3.35)%
   2012............................. 0.75% to 0.75%       214 16.95 to 16.95      4   2.82%      1.70% to    1.70%
   2011............................. 0.75% to 0.75%       441 16.67 to 16.67      7   1.77%      7.10% to    7.10%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%    (4.03)% to  (5.10)%
   2014............................. 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%    (1.36)% to  (2.46)%
   2013............................. 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%     17.00% to   15.69%
   2012............................. 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644   1.26%     13.58% to   12.31%
   2011............................. 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445   1.18%    (8.34)% to  (9.36)%
 Invesco V.I. Managed Volatility
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%        73 15.72 to 15.72      1   1.43%    (2.89)% to  (2.89)%
   2014............................. 0.75% to 0.75%        84 16.19 to 16.19      1   2.91%     19.67% to   19.67%
   2013............................. 0.75% to 0.75%        78 13.53 to 13.53      1   1.04%      9.93% to    9.93%
   2012............................. 0.75% to 0.75%       288 12.31 to 12.31      4   3.18%      2.83% to    2.83%
   2011............................. 0.75% to 0.75%       302 11.97 to 11.97      4   3.34%     15.58% to   15.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Technology Fund --
   Series I shares
   2015........................... 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014........................... 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
   2013........................... 0.75% to 0.75%       339  4.75 to  4.75      2   0.00%      24.20% to   24.20%
   2012........................... 0.75% to 0.75%       325  3.82 to  3.82      1   0.00%      10.44% to   10.44%
   2011........................... 0.75% to 0.75%     3,191  3.46 to  3.46     11   0.19%     (5.76)% to  (5.76)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2015........................... 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014........................... 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013........................... 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
   2012........................... 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011........................... 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2015........................... 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014........................... 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013........................... 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
   2012........................... 1.45% to 2.55% 6,454,403 13.69 to 12.65 84,749   2.39%       5.83% to    4.64%
   2011........................... 1.45% to 2.55% 6,534,567 12.93 to 12.09 81,354   4.03%      10.13% to    8.90%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2015........................... 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014........................... 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013........................... 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%       33.85% to  33.04%
   2012........................... 1.45% to 2.05%     6,283 15.65 to 10.86     84   2.17%      13.08% to   12.39%
   2011........................... 1.45% to 2.05%     6,420 13.84 to  9.66     74   1.53%       1.62% to    1.00%
 VP International Fund -- Class I
   2015........................... 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013........................... 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%
   2012........................... 1.45% to 2.20%    76,676 18.89 to  8.59  1,032   0.86%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%    91,147 15.82 to  7.25  1,031   1.38%    (13.32)% to (13.98)%
 VP Ultra(R) Fund -- Class I
   2015........................... 1.45% to 2.20%    15,964 22.10 to 16.11    283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%    19,944 21.10 to 15.50    338   0.10%       8.40% to    7.58%
   2013........................... 1.45% to 2.05%     3,640 19.47 to 15.12     58   0.55%      35.09% to   34.27%
   2012........................... 1.45% to 2.05%     4,504 14.41 to 11.26     54   0.00%      12.27% to   11.58%
   2011........................... 1.45% to 2.05%     5,004 12.84 to 10.09     54   0.00%     (0.40)% to  (1.00)%
 VP Value Fund -- Class I
   2015........................... 1.45% to 1.45%     2,856 23.25 to 23.25     66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%     3,674 24.54 to 24.54     90   1.51%      11.44% to   11.44%
   2013........................... 1.45% to 1.45%     4,342 22.02 to 22.02     96   1.64%      29.82% to   29.82%
   2012........................... 1.45% to 1.45%     5,226 16.96 to 16.96     89   1.91%      12.91% to   12.91%
   2011........................... 1.45% to 1.45%     6,844 15.02 to 15.02    103   2.01%     (0.45)% to  (0.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014.......................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
   2013.......................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%      35.65% to   34.48%
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014.......................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%
   2013.......................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%      12.76% to   11.50%
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%      12.31% to   11.85%
   2013.......................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%      31.64% to   31.11%
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014.......................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
   2013.......................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%      40.02% to   38.82%
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   International Opportunities
   Fund -- Class 2
   2015.......................... 1.45% to 2.55%  5,312,074 21.02 to  8.36  58,982   0.32%     (1.48)% to  (2.58)%
   2014.......................... 1.45% to 2.55%  3,474,708 21.33 to  8.58  44,082   0.03%     (6.47)% to  (7.51)%
   2013.......................... 1.45% to 2.55%  3,758,448 22.81 to  9.27  52,666   0.42%      18.65% to   17.33%
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
 Variable Portfolio -- Loomis
   Sayles Growth Fund II --
   Class 1
   2015.......................... 1.45% to 2.30%  1,031,694 24.26 to 16.23  21,395   0.10%       0.69% to  (0.18)%
   2014.......................... 1.45% to 2.30%  1,184,789 24.09 to 16.26  24,492   0.21%       7.84% to    6.91%
   2013.......................... 1.45% to 2.30%  1,449,566 22.34 to 15.21  28,017   0.23%      33.68% to   32.52%
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
Deutsche Variable Series I
 Deutsche Capital Growth
   VIP -- Class B Shares
   2015................................ 1.45% to 1.50%     510 15.72 to 15.68     8    0.38%       6.76% to    6.70%
   2014................................ 1.45% to 1.50%     519 14.72 to 14.69     8    0.33%      11.03% to   10.98%
   2013................................ 1.45% to 1.50%     611 13.26 to 13.24     8    0.93%      32.25% to    2.18%
   2012................................ 1.45% to 1.50%     610 10.03 to 10.02     6    0.56%      13.93% to   13.87%
   2011 (4)............................ 1.45% to 1.50%   1,126 8.80 to   8.80    10    0.00%    (17.29)% to (17.33)%
Deutsche Variable Series II
 Deutsche Large Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%   4,399 12.62 to 12.27    55    1.13%     (8.51)% to  (9.07)%
   2014................................ 1.45% to 2.05%   5,172 13.80 to 13.49    71    1.40%       8.76% to    8.09%
   2013................................ 1.45% to 2.05%   6,444 12.69 to 12.48    81    1.68%      28.65% to   27.87%
   2012................................ 1.45% to 2.05%   7,327  9.86 to  9.76    72    1.68%       7.85% to    7.19%
   2011 (4)............................ 1.45% to 2.05%   8,090  9.14 to  9.11    74    0.00%    (12.44)% to (12.97)%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%     759 31.14 to 16.59    19    0.00%     (3.63)% to  (4.22)%
   2014................................ 1.45% to 2.05%     906 32.31 to 17.32    24    0.49%       3.57% to    2.94%
   2013................................ 1.45% to 2.05%   1,571 31.20 to 16.83    44    0.95%      32.74% to   31.94%
   2012................................ 1.45% to 2.05%   2,355 23.50 to 12.75    51    0.80%      11.73% to   11.05%
   2011................................ 1.45% to 2.05%   4,312 21.04 to 11.49    86    0.61%     (7.69)% to  (8.25)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial
   Shares
   2015................................ 1.45% to 1.45%   3,679 26.39 to 26.39    97    0.60%     (3.70)% to  (3.70)%
   2014................................ 1.45% to 1.45%   4,021 27.41 to 27.41   110    0.98%      10.47% to   10.47%
   2013................................ 1.45% to 1.45%   4,241 24.81 to 24.81   105    1.38%      33.04% to   33.04%
   2012................................ 1.45% to 1.45%   4,457 18.65 to 18.65    83    0.50%      17.94% to   17.94%
   2011................................ 1.45% to 2.05%   5,636 15.81 to 10.44    87    0.54%     (1.06)% to  (1.66)%
 Dreyfus Variable Investment
   Fund -- Money Market Portfolio
   2015................................ 1.45% to 2.05% 107,902  9.69 to  9.18 1,025    0.00%     (1.45)% to  (2.05)%
   2014................................ 1.45% to 2.05% 120,942  9.83 to  9.37 1,174    0.00%     (1.46)% to  (2.06)%
   2013................................ 1.45% to 2.05% 100,946  9.98 to  9.57   986    0.00%     (1.45)% to  (2.05)%
   2012................................ 1.45% to 2.05%  68,739 10.12 to  9.77   688    0.00%     (1.45)% to  (2.06)%
   2011................................ 1.45% to 2.05%  72,669 10.27 to  9.98   737    0.01%     (1.44)% to  (2.04)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2015................................ 1.45% to 2.20% 563,605 21.85 to 14.16 6,219    1.03%     (4.60)% to  (5.32)%
   2014................................ 1.45% to 2.20% 578,244 22.90 to 14.96 6,739    0.85%      11.81% to   10.96%
   2013................................ 1.50% to 1.70% 521,926  9.71 to  9.45 5,075    1.21%      32.33% to   32.06%
   2012................................ 1.50% to 2.05% 523,857  7.34 to 12.19 3,851    0.80%      10.29% to    9.67%
   2011................................ 1.45% to 2.05% 566,457 14.02 to 11.11 3,828    0.89%     (0.56)% to  (1.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
   2013........................ 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%       2.34% to    1.20%
   2012........................ 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................ 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
   2013........................ 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%       5.76% to    5.28%
   2012........................ 1.15% to 1.60%   987,669 31.04 to 18.13 23,746   7.75%      13.37% to   12.86%
   2011........................ 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866   8.97%       3.96% to    3.49%
 Federated High Income Bond
   Fund II -- Service Shares
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%
   2013........................ 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%       5.18% to    4.27%
   2012........................ 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974   7.59%      12.64% to   11.67%
   2011........................ 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906   8.96%       3.40% to    2.52%
 Federated Kaufmann Fund II --
   Service Shares
   2015........................ 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%       4.61% to    3.61%
   2014........................ 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%       7.85% to    6.81%
   2013........................ 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%      37.65% to   36.33%
   2012........................ 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186   0.00%      15.31% to   14.20%
   2011........................ 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382   0.87%    (14.74)% to (15.69)%
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   554,124 11.48 to 11.18  6,250   1.72%     (7.37)% to  (7.79)%
   2014........................ 1.15% to 1.60%   622,189 12.39 to 12.12  7,599   1.82%     (2.11)% to  (2.55)%
   2013........................ 1.15% to 1.60%   720,576 12.66 to 12.44  9,018   1.03%      15.11% to   14.59%
   2012........................ 1.15% to 1.60%   855,844 10.99 to 10.86  9,332   0.56%       8.90% to    8.41%
   2011........................ 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089   0.74%     (6.38)% to  (6.80)%
 Federated Managed Volatility
   Fund II
   2015........................ 1.15% to 1.60%   340,033 25.63 to 12.45  6,409   4.50%     (8.62)% to  (9.03)%
   2014........................ 1.15% to 1.60%   422,368 28.04 to 13.68  8,657   3.26%       2.72% to    2.25%
   2013........................ 1.15% to 1.60%   468,497 27.30 to 13.38  9,574   2.90%      20.34% to   19.80%
   2012........................ 1.15% to 1.60%   512,990 22.69 to 11.17  8,752   2.92%      12.24% to   11.73%
   2011........................ 1.15% to 1.60%   540,001 20.21 to 10.00  8,295   3.93%       3.57% to    3.10%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2015......................... 1.15% to 1.60%  1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014......................... 1.15% to 1.60%  1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013......................... 1.15% to 1.60%  1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
   2012......................... 1.15% to 1.60%  1,717,147 40.99 to 13.33  60,115   1.49%     11.18% to   10.68%
   2011......................... 1.15% to 1.60%  1,999,658 36.87 to 12.05  61,909   1.86%    (3.68)% to  (4.11)%
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2015......................... 1.45% to 2.30%    603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014......................... 1.45% to 2.30%    720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013......................... 1.45% to 2.30%    852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
   2012......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%     10.60% to    9.65%
   2011......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%    (4.22)% to  (5.05)%
 VIP Balanced Portfolio --
   Service Class 2
   2015......................... 1.45% to 2.55%  4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014......................... 1.45% to 2.55%  5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013......................... 1.45% to 2.55%  6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
   2012......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%     13.15% to   11.89%
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%    (5.22)% to  (6.27)%
 VIP Contrafund(R) Portfolio --
    Initial Class
   2015......................... 1.15% to 1.60%  2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014......................... 1.15% to 1.60%  3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013......................... 1.15% to 1.60%  3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%
   2012......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%     15.07% to   14.55%
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%    (3.64)% to  (4.08)%
 VIP Contrafund(R) Portfolio --
    Service Class 2
   2015......................... 1.45% to 2.55% 12,956,480 27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759 27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173 25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
   2012......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%     14.45% to   13.17%
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%    (4.19)% to  (5.26)%
 VIP Dynamic Capital
   Appreciation Portfolio --
    Service Class 2
   2015......................... 1.45% to 1.70%    109,997 25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092 25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851 23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
   2012......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%     20.47% to   19.98%
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%    (4.17)% to  (4.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 VIP Equity-Income Portfolio --
    Initial Class
   2015.......................... 1.15% to 1.60%  1,941,908 78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014.......................... 1.15% to 1.60%  2,273,456 83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013.......................... 1.15% to 1.60%  2,651,068 77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%     15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%    (0.19)% to  (0.64)%
 VIP Equity-Income Portfolio --
    Service Class 2
   2015.......................... 1.45% to 2.55%  7,297,938 20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014.......................... 1.45% to 2.55%  8,323,101 21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013.......................... 1.45% to 2.55% 10,658,918 19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%     15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%    (0.80)% to  (1.91)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    988,658 17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014.......................... 0.75% to 1.60%  1,161,410 18.37 to 15.65  25,427   1.69%      9.64% to    8.71%
   2013.......................... 0.75% to 1.60%  1,328,374 16.75 to 14.40  26,538   1.85%     32.56% to   31.43%
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%     17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%      0.85% to  (0.01)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 1.95%    965,172 19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014.......................... 1.45% to 1.95%  1,108,786 20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013.......................... 1.45% to 1.95%  1,294,015 19.11 to 16.11  19,438   1.64%     31.32% to   30.65%
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%     16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%    (0.11)% to  (0.61)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    597,694 16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014.......................... 0.75% to 1.60%    636,257 16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013.......................... 0.75% to 1.60%    757,951 14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%     18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%      1.53% to    0.67%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 2.55%  3,219,169 16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014.......................... 1.45% to 2.55%  1,637,927 16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013.......................... 1.45% to 2.55%  2,116,562 14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%      7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2015.......................... 1.15% to 1.60%  1,458,117 97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014.......................... 1.15% to 1.60%  1,653,644 91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013.......................... 1.15% to 1.60%  1,949,834 83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%     13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%    (0.95)% to  (1.39)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --
    Service Class 2
   2015........................... 1.45% to 2.30%  1,583,867 23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014........................... 1.45% to 2.30%  1,784,045 22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
   2013........................... 1.45% to 2.30%  1,972,296 20.53 to 15.31  25,263   0.05%      34.03% to   32.87%
   2012........................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011........................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.55% 11,150,979 12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014........................... 1.45% to 2.55%  7,898,918 12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
   2013........................... 1.45% to 2.55%  9,956,962 12.29 to 11.41 120,149   2.01%     (3.49)% to  (4.57)%
   2012........................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011........................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
 VIP Mid Cap Portfolio -- Initial
   Class
   2015........................... 0.75% to 0.75%        281 36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014........................... 0.75% to 0.75%        654 37.58 to 37.58      25   0.25%       5.49% to    5.49%
   2013........................... 0.75% to 0.75%        835 35.63 to 35.63      30   0.47%      35.21% to   35.21%
   2012........................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011........................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
 VIP Mid Cap Portfolio --
    Service Class 2
   2015........................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014........................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
   2013........................... 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779   0.26%      34.31% to   32.41%
   2012........................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011........................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
 VIP Overseas Portfolio --
    Initial Class
   2015........................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014........................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
   2013........................... 0.75% to 1.60%    980,163 14.25 to 14.96  26,593   1.36%      29.46% to   28.36%
   2012........................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011........................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014........................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
   2013........................... 1.45% to 2.20%    698,052 18.02 to 17.34  12,418   0.81%      28.30% to   27.32%
   2012........................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011........................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%    (7.57)% to  (8.61)%
   2014........................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%      1.36% to    0.23%
   2013........................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%     21.98% to   20.62%
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
 Franklin Income VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%    (8.40)% to  (9.43)%
   2014........................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%      3.10% to    1.95%
   2013........................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%     12.29% to   11.04%
   2012........................ 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761    6.45%     11.02% to    9.77%
   2011........................ 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%      4.09% to    3.46%
   2014........................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%     10.83% to   10.16%
   2013........................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%     26.77% to   26.00%
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240    3.02%    (6.32)% to  (7.22)%
   2014........................ 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991    1.95%      5.57% to    4.55%
   2013........................ 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576    2.05%     26.40% to   25.18%
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2015........................ 1.15% to 1.60%    560,407 13.67 to 13.00   7,415    3.52%    (7.39)% to  (7.80)%
   2014........................ 1.15% to 1.60%    626,738 14.76 to 14.10   8,978    2.13%   (11.91)% to (12.31)%
   2013........................ 1.15% to 1.60%    704,377 16.76 to 16.08  11,488    2.53%     21.86% to   21.31%
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.20%     86,044 19.28 to  8.51   1,101    3.08%    (7.85)% to  (8.55)%
   2014........................ 1.45% to 2.20%     95,930 20.92 to  9.31   1,342    1.82%   (12.42)% to (13.09)%
   2013........................ 1.45% to 2.20%     94,061 23.89 to 10.71   1,541    2.41%     21.19% to   20.27%
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2015......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%    (5.20)% to  (5.44)%
   2014......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%      0.95% to    0.69%
   2013......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%      0.72% to    0.46%
   2012......................... 1.15% to 1.40%    668,902 18.80 to 18.42  12,374   6.57%     13.98% to   13.69%
   2011......................... 1.15% to 1.40%    748,067 16.49 to 16.20  12,165   5.58%    (1.75)% to  (1.99)%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2015......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%    (7.84)% to  (8.54)%
   2014......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%    (4.22)% to  (4.95)%
   2013......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%     28.92% to   27.94%
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%     19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%    (8.32)% to  (9.02)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2015......................... 1.45% to 1.95%    740,069 21.85 to 16.67  12,419   0.91%    (5.94)% to  (6.42)%
   2014......................... 1.45% to 1.95%    827,195 23.23 to 17.82  14,781   0.82%      9.89% to    9.33%
   2013......................... 1.45% to 2.10%    960,160 21.14 to 16.27  15,643   0.89%     31.15% to   30.29%
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%     11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%    (3.02)% to  (3.66)%
 Income Fund -- Class 1 Shares
   2015......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%
   2013......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28  30,652   2.40%    (2.08)% to  (3.66)%
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%      4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%      6.40% to    4.69%
 Premier Growth Equity Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%      2.52% to    1.13%
   2014......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%     13.20% to   11.66%
   2013......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86  34,859   0.54%     33.87% to   32.05%
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%     19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%    (0.28)% to  (1.63)%
 Real Estate Securities Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%      3.78% to    1.90%
   2014......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%     30.91% to   28.54%
   2013......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24  82,755   1.57%      1.83% to  (0.02)%
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%     15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%      9.03% to    7.06%
 S&P 500(R) Index Fund
   2015......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%      0.32% to  (1.30)%
   2014......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%     12.43% to   10.62%
   2013......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85 169,583   1.73%     30.98% to   28.61%
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%     14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%      0.94% to  (0.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                Expense as a                               Net     Investment
                                % of Average                              Assets     Income
                               Net Assets (1)    Units      Unit Value     000s    Ratio (2)    Total Return (3)
                               -------------- ----------- -------------- --------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2015....................... 1.15% to 2.30%   1,314,746 27.42 to 15.95    33,273   0.00%     (5.23)% to  (6.33)%
   2014....................... 1.15% to 2.30%   1,402,842 28.93 to 17.03    37,546   0.00%       2.58% to    1.38%
   2013....................... 1.15% to 2.30%   1,675,499 28.20 to 16.80    43,824   0.00%      35.31% to   33.74%
   2012....................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787   0.01%      13.25% to   11.93%
   2011....................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381   0.00%       1.95% to    0.76%
 Total Return Fund -- Class 1
   Shares
   2015....................... 0.75% to 2.30%  51,257,510 16.89 to 12.80   791,790   1.68%     (1.87)% to  (3.41)%
   2014....................... 0.75% to 2.30%  58,415,695 17.21 to 13.25   922,904   1.64%       4.53% to    2.90%
   2013....................... 0.75% to 2.30%  67,335,272 16.46 to 12.88 1,025,906   1.48%      14.07% to   12.29%
   2012....................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987   1.54%      11.70% to    9.96%
   2011....................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186   1.68%     (3.57)% to  (5.08)%
 Total Return Fund -- Class 3
   Shares
   2015....................... 1.45% to 2.55%  66,025,483 12.51 to 10.21   748,990   1.44%     (2.77)% to  (3.86)%
   2014....................... 1.45% to 2.55%  75,427,525 12.86 to 10.62   883,287   1.40%       3.55% to    2.39%
   2013....................... 1.45% to 2.55%  87,086,756 12.42 to 10.37   988,824   1.22%      12.98% to   11.72%
   2012....................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523   1.29%      10.62% to    9.38%
   2011....................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142   1.45%     (4.50)% to  (5.56)%
 U.S. Equity Fund -- Class 1
   Shares
   2015....................... 0.75% to 1.85%   1,586,449 17.33 to 16.70    27,033   1.04%     (3.04)% to  (4.11)%
   2014....................... 0.75% to 1.85%   1,698,913 17.87 to 17.41    30,273   0.92%      11.93% to   10.69%
   2013....................... 0.75% to 1.85%   1,844,437 15.97 to 15.73    29,293   0.95%      32.91% to   31.44%
   2012....................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799   1.22%      14.93% to   13.65%
   2011....................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806   0.71%     (3.64)% to  (4.70)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 1.60%     540,209 15.41 to 14.79     8,322   1.35%     (5.51)% to  (5.94)%
   2014....................... 1.15% to 1.60%     631,084 16.31 to 15.73    10,331   1.32%      11.64% to   11.13%
   2013....................... 1.15% to 1.60%     772,229 14.61 to 14.15    11,349   1.19%      31.70% to   31.11%
   2012....................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408   1.32%      17.75% to   17.22%
   2011....................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728   1.14%     (8.12)% to  (8.53)%
 Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 2.30%   1,386,533 33.96 to 15.69    43,127   0.35%    (10.29)% to (11.33)%
   2014....................... 1.15% to 2.30%   1,835,320 37.85 to 17.70    59,983   0.99%      12.26% to   10.96%
   2013....................... 1.15% to 2.30%   1,995,853 33.72 to 15.95    60,621   0.81%      31.37% to   29.84%
   2012....................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736   1.12%      17.10% to   15.74%
   2011....................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592   0.71%     (7.45)% to  (8.53)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2015........................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%    (0.74)% to  (2.54)%
   2014........................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%    (0.74)% to  (2.54)%
   2013........................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%    (0.74)% to  (2.54)%
   2012 (4)....................... 0.75% to 2.55% 20,290,027   9.97 to 9.89 201,609   0.00%    (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2015........................... 1.45% to 2.20%    286,159 13.97 to 12.34   3,859   4.24%    (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%    233,274 14.02 to 12.48   3,179   3.84%      3.40% to    2.61%
   2013........................... 1.45% to 2.20%    267,217 13.56 to 12.16   3,539   4.79%    (2.90)% to  (3.64)%
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%      3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%      5.90% to    5.10%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio --
   Class 1
   2015........................... 1.45% to 2.20%     23,578 16.13 to 13.50     365   0.66%    (7.24)% to  (7.94)%
   2014........................... 1.45% to 2.20%     26,243 17.38 to 14.66     439   0.64%     14.18% to   13.31%
   2013........................... 1.45% to 2.20%     31,578 15.23 to 12.94     465   1.11%     38.55% to   37.50%
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%     14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%    (2.95)% to  (3.69)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2015........................... 1.45% to 2.05%      3,695 26.58 to 25.52      97   1.01%    (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%      3,942 27.71 to 26.76     108   0.78%     13.44% to   12.75%
   2013........................... 1.45% to 2.05%      4,772 24.42 to 23.73     115   1.06%     30.38% to   29.59%
   2012........................... 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%     18.63% to   17.90%
   2011........................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%      0.68% to    0.07%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2015........................... 1.45% to 1.45%        292 25.35 to 25.35       7   0.14%    (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%        292 27.16 to 27.16       8   0.11%      8.01% to    8.01%
   2013........................... 1.45% to 1.45%      1,851 25.15 to 25.15      47   0.69%     40.23% to   40.23%
   2012........................... 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%     17.99% to   17.99%
   2011........................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%    (6.15)% to  (6.15)%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2015........................... 1.45% to 2.20%     63,151 19.07 to 15.25   1,158   1.16%    (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%     70,097 19.19 to 15.46   1,294   0.94%     12.25% to   11.40%
   2013........................... 1.45% to 2.20%     83,693 17.09 to 13.88   1,382   1.33%     34.24% to   33.22%
   2012........................... 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%     15.94% to   15.05%
   2011........................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%    (3.29)% to  (4.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Balanced Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014........................... 1.15% to 1.60%  2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013........................... 1.15% to 1.60%  3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
   2012........................... 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%     12.31% to   11.80%
   2011........................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%      0.47% to    0.02%
 Balanced Portfolio -- Service
   Shares
   2015........................... 1.45% to 2.55%  6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014........................... 1.45% to 2.55%  7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013........................... 1.45% to 2.55%  8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
   2012........................... 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%     11.73% to   10.48%
   2011........................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%    (0.11)% to  (1.22)%
 Enterprise Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014........................... 1.15% to 1.60%  1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013........................... 1.15% to 1.60%  1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%     15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%    (2.55)% to  (2.99)%
 Enterprise Portfolio -- Service
   Shares
   2015........................... 1.50% to 1.70%    414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014........................... 1.50% to 1.70%    434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013........................... 1.50% to 1.70%    484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%     15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%    (3.12)% to  (3.32)%
 Flexible Bond Portfolio --
    Institutional Shares
   2015........................... 0.75% to 1.60%    688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014........................... 0.75% to 1.60%    755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013........................... 0.75% to 1.60%    707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%      7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%      5.95% to    5.04%
 Forty Portfolio -- Institutional
   Shares
   2015........................... 0.75% to 1.60%  1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014........................... 0.75% to 1.60%  1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013........................... 0.75% to 1.60%  1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%     23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%    (7.39)% to  (8.18)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Forty Portfolio -- Service Shares
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
   2012.............................. 1.45% to 2.55% 4,586,883 20.19 to 11.01 52,690   0.56%      22.06% to   20.69%
   2011.............................. 1.45% to 2.55% 4,630,163 16.54 to  9.12 44,050   0.25%     (8.29)% to  (9.31)%
 Global Research Portfolio --
    Institutional Shares
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
 Global Research Portfolio --
    Service Shares
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
 Global Technology Portfolio --
    Service Shares
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
   2012.............................. 1.15% to 1.70% 1,075,593  5.64 to  5.14  5,799   0.00%      17.77% to   17.12%
   2011.............................. 1.15% to 1.70% 1,319,545  4.79 to  4.39  6,061   0.00%     (9.71)% to (10.21)%
 Janus Portfolio -- Institutional
   Shares
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%
   2013.............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%      28.84% to   28.26%
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
 Janus Portfolio -- Service Shares
   2015.............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%       3.50% to    3.29%
   2014.............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%      11.04% to   10.82%
   2013.............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%      28.05% to   27.79%
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
 Overseas Portfolio -- Institutional
   Shares
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service
   Shares
   2015............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%
   2012............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%     (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%      18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%      45.23% to   43.98%
   2012............................. 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011............................. 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%     (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%      12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%      24.49% to   23.93%
   2012............................. 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011............................. 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%     (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%      11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%      23.86% to   22.61%
   2012............................. 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011............................. 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%     (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%      10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%      30.85% to   30.26%
   2012............................. 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011............................. 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
    Service Class Shares
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
   2012............................. 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................. 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
    Service Class Shares
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
   2012............................. 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................. 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
 MFS(R) Total Return Series --
    Service Class Shares
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
   2012............................. 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
    Service Class Shares
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service Class
   Shares
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2015............................. 1.15% to 1.60%   784,080 93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014............................. 1.15% to 1.60%   897,175 91.37 to 16.88 36,968   0.45%      14.08% to   13.57%
   2013............................. 1.15% to 1.60% 1,049,031 80.09 to 14.87 37,612   0.98%      28.25% to   27.67%
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                   -------------- --------- -------------- ------ ---------- -------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2015........................... 1.45% to 2.10%   310,174 20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443 20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579 18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
   2012........................... 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%     12.15% to   11.41%
   2011........................... 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%    (2.80)% to  (3.44)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Non-
   Service Shares
   2015........................... 1.15% to 1.60%   402,826 44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073 44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854 41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
   2012........................... 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%     11.04% to   10.54%
   2011........................... 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%    (0.44)% to  (0.88)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Service
   Shares
   2015........................... 1.45% to 2.55% 2,185,061 11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912 11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910 11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
   2012........................... 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%     10.48% to    9.24%
   2011........................... 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%    (1.07)% to  (2.17)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2015........................... 1.15% to 1.60%   642,440 27.22 to 11.46 11,554   4.07%    (0.20)% to  (0.65)%
   2014........................... 1.15% to 1.60%   732,970 27.28 to 11.54 13,217   5.33%      6.03% to    5.55%
   2013........................... 1.15% to 1.60%   873,493 25.73 to 10.93 14,939   5.09%    (1.25)% to  (1.69)%
   2012........................... 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%      9.02% to    8.53%
   2011........................... 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%      7.03% to    6.54%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Non-Service
   Shares
   2015........................... 1.15% to 1.60%   585,281 77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143 73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237 70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
   2012........................... 1.15% to 1.60%   966,629 52.30 to 10.77 26,703   0.00%     15.10% to   14.58%
   2011........................... 1.15% to 1.60% 1,083,970 45.44 to  9.40 26,518   0.00%    (0.06)% to  (0.52)%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Service
   Shares
   2015........................... 1.45% to 1.85%   336,364 22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843 21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844 20.50 to 15.67  3,411   0.00%     33.66% to   33.12%
   2012........................... 1.45% to 1.85%   199,354 15.34 to 11.77  3,033   0.00%     14.48% to   14.01%
   2011........................... 1.45% to 1.95%   222,566 13.40 to  9.73  2,955   0.00%    (0.62)% to  (1.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014.......................... 1.45% to 2.55%  6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013.......................... 1.45% to 2.55%  6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
   2012.......................... 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011.......................... 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2015.......................... 1.15% to 1.60%    417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014.......................... 1.15% to 1.60%    468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013.......................... 1.15% to 1.60%    604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
   2012 (4)...................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014.......................... 1.45% to 2.55%  6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013.......................... 1.45% to 2.55%  8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
   2012.......................... 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011.......................... 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA -- Service
   Shares
   2015.......................... 1.45% to 2.55%  3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014.......................... 1.45% to 2.55%  3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013.......................... 1.45% to 2.55%  6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
   2012.......................... 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011.......................... 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2015.......................... 1.45% to 2.20%    655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014.......................... 1.45% to 2.20%    791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013.......................... 1.45% to 2.20%    961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%
   2012.......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011.......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
 Foreign Bond
   Portfolio(U.S. Dollar Hedged)
   -- Administrative Class
   Shares
   2015.......................... 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014.......................... 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013.......................... 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
   2012.......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011.......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 High Yield Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014.......................... 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013.......................... 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
   2012.......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011.......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2015.......................... 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014.......................... 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013.......................... 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
   2012.......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011.......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
 Low Duration Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014.......................... 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013.......................... 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
   2012.......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011.......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
 Total Return Portfolio --
    Administrative Class Shares
   2015.......................... 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014.......................... 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013.......................... 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
   2012.......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011.......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2015.......................... 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014.......................... 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013.......................... 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%
   2012.......................... 1.45% to 1.85%    588,292 19.30 to 14.24   4,281   0.00%      15.07% to   14.61%
   2011.......................... 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%       0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%       9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%      33.53% to   32.92%
   2012.......................... 1.15% to 1.60%  2,080,239 22.36 to  9.64  30,100   1.15%       8.60% to    8.11%
   2011.......................... 1.15% to 1.60%  2,429,489 20.59 to  8.92  32,583   1.01%     (1.49)% to  (1.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2015........................... 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014........................... 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
   2013........................... 1.15% to 1.60% 1,585,723 21.54 to 16.09 30,091   0.00%      32.72% to   32.12%
   2012........................... 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011........................... 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014........................... 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
   2013........................... 1.45% to 2.55%   363,002 26.11 to 12.27  8,618   0.00%      27.48% to   26.05%
   2012........................... 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011........................... 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
 Jennison Portfolio -- Class II
   Shares
   2015........................... 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014........................... 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
   2013........................... 1.45% to 2.30%   137,841 23.22 to 15.89  2,876   0.00%      35.12% to   33.96%
   2012........................... 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011........................... 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
 Natural Resources Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014........................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013........................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
   2012........................... 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011........................... 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
 SP International Growth
   Portfolio -- Class II Shares
   2015........................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014........................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013........................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
   2012........................... 1.55% to 1.55%     1,322 10.28 to 10.28     14   0.00%      19.97% to   19.97%
   2011........................... 1.55% to 1.55%     1,395  8.57 to  8.57     12   0.45%    (16.63)% to (16.63)%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2015........................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014........................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013........................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
   2012........................... 1.55% to 1.55%     1,637 16.47 to 16.47     27   0.00%      14.64% to   14.64%
   2011........................... 1.55% to 1.55%     1,657 14.37 to 14.37     24   0.21%       0.20% to    0.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Expense as a                          Net   Investment
                               % of Average                         Assets   Income
                              Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                              -------------- ------- -------------- ------ ---------- -------------------
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2015...................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%    (0.13)% to  (0.63)%
   2014...................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%      2.36% to    1.84%
   2013...................... 1.45% to 1.95% 196,633 19.19 to 18.86 3,766    0.13%     37.85% to   37.16%
   2012...................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%     18.64% to   18.04%
   2011...................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%    (6.91)% to  (7.38)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2015 and 2014....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013......... F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013......................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2015,
     2014 and 2013.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 31, 2016

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $12,427.8  $14,498.1
       Equity securities available-for-sale, at fair value.................................      54.8       52.2
       Commercial mortgage loans...........................................................   1,675.3    1,652.9
       Policy loans........................................................................     498.2      501.1
       Other invested assets...............................................................   1,250.6    1,033.9
                                                                                            ---------  ---------
              Total investments............................................................  15,906.7   17,738.2
   Cash and cash equivalents...............................................................   2,718.4      873.8
   Accrued investment income...............................................................     134.3      134.3
   Deferred acquisition costs..............................................................   2,239.7    2,643.8
   Intangible assets.......................................................................     192.5      134.8
   Reinsurance recoverable.................................................................   7,318.1    7,561.1
   Other assets............................................................................     512.8      501.7
   Separate account assets.................................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total assets................................................................. $36,251.4  $38,010.3
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,146.7  $ 9,482.3
       Policyholder account balances.......................................................  12,301.3   11,533.4
       Liability for policy and contract claims............................................     254.6      245.8
       Unearned premiums...................................................................       6.7        8.0
       Other liabilities...................................................................     450.1      460.1
       Non-recourse funding obligations....................................................   2,098.2    2,165.3
       Deferred tax liability..............................................................   1,001.0    1,297.9
       Separate account liabilities........................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total liabilities............................................................  32,487.5   33,615.4
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,840.9    4,840.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     175.8      398.4
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.9        2.2
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     177.7      400.6
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      68.3       63.6
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     246.0      464.2
       Retained deficit....................................................................  (1,348.6)    (935.8)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   3,763.9    4,394.9
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $36,251.4  $38,010.3
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                              ----------------------------
                                                                                2015      2014      2013
                                                                              --------  --------  --------
Revenues:
Premiums..................................................................... $  540.9  $  631.2  $  602.7
Net investment income........................................................    706.4     694.6     691.8
Net investment gains (losses)................................................    (74.8)    (28.1)    (78.1)
Policy fees and other income.................................................    804.1     811.8     851.4
                                                                              --------  --------  --------
   Total revenues............................................................  1,976.6   2,109.5   2,067.8
                                                                              --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves................................  1,195.8   1,133.4   1,026.3
Interest credited............................................................    318.9     313.3     302.9
Acquisition and operating expenses, net of deferrals.........................    274.8     282.0     268.7
Amortization of deferred acquisition costs and intangibles...................    670.1     191.9     186.1
Goodwill impairment..........................................................       --     303.9        --
Interest expense.............................................................     94.4      89.5     103.6
                                                                              --------  --------  --------
   Total benefits and expenses...............................................  2,554.0   2,314.0   1,887.6
                                                                              --------  --------  --------
Income (loss) before income taxes and equity in net income of unconsolidated
  subsidiary.................................................................   (577.4)   (204.5)    180.2
Provision (benefit) for income taxes.........................................   (211.2)     11.5      53.4
                                                                              --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary...   (366.2)   (216.0)    126.8
Equity in net income of unconsolidated subsidiary............................     18.4       1.2      35.6
                                                                              --------  --------  --------
Net income (loss)............................................................ $ (347.8) $ (214.8) $  162.4
                                                                              ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments....................................... $  (10.7) $   (3.1) $   (2.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss)..............................................................       --      (0.5)     (3.8)
                                                                              --------  --------  --------
Net other-than-temporary impairments.........................................    (10.7)     (3.6)     (6.2)
Other investment gains (losses)..............................................    (64.1)    (24.5)    (71.9)
                                                                              --------  --------  --------
Total net investment gains (losses).......................................... $  (74.8) $  (28.1) $  (78.1)
                                                                              ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                       -------------------------
                                                                         2015     2014     2013
                                                                       -------  -------  -------
Net income (loss)..................................................... $(347.8) $(214.8) $ 162.4
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired..................................  (222.6)   244.9   (377.7)
   Net unrealized gains (losses) on other-than-temporarily impaired
     securities.......................................................    (0.3)     1.3     33.5
   Derivatives qualifying as hedges...................................     4.7     44.1    (27.7)
                                                                       -------  -------  -------
   Total other comprehensive income (loss)............................  (218.2)   290.3   (371.9)
                                                                       -------  -------  -------
Total comprehensive income (loss)..................................... $(566.0) $  75.5  $(209.5)
                                                                       =======  =======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                    ACCUMULATED
                                                        ADDITIONAL     OTHER                    TOTAL
                                                 COMMON  PAID-IN   COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                                 STOCK   CAPITAL   INCOME (LOSS)  DEFICIT      EQUITY
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2012................ $25.6   $4,849.4     $ 545.8    $  (583.4)   $4,837.4
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        162.4       162.4
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (377.7)          --      (377.7)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        33.5           --        33.5
   Derivatives qualifying as hedges.............    --         --       (27.7)          --       (27.7)
                                                                                              --------
Total comprehensive income (loss)...............                                                (209.5)
Dividends.......................................    --         --          --       (200.0)     (200.0)
Other transactions with former parent...........    --      (11.1)         --           --       (11.1)
Other transactions with stockholder.............    --        1.2          --           --         1.2
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2013................  25.6    4,839.5       173.9       (621.0)    4,418.0
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (214.8)     (214.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --       244.9           --       244.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --         1.3           --         1.3
   Derivatives qualifying as hedges.............    --         --        44.1           --        44.1
                                                                                              --------
Total comprehensive income (loss)...............                                                  75.5
Dividends.......................................    --         --          --       (100.0)     (100.0)
Other transactions with stockholder.............    --        1.4          --           --         1.4
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2014................  25.6    4,840.9       464.2       (935.8)    4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................ $25.6   $4,840.9     $ 246.0    $(1,348.6)   $3,763.9
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2015       2014       2013
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (347.8) $  (214.8) $   162.4
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................      (2.6)       0.4       (7.9)
       Equity in net income of unconsolidated subsidiary...................     (18.4)      (1.2)     (35.6)
       Net investment losses...............................................      74.8       28.1       78.1
       Charges assessed to policyholders...................................    (700.5)    (692.5)    (726.5)
       Acquisition costs deferred..........................................    (142.6)    (198.7)    (180.6)
       Amortization of deferred acquisition costs and intangibles..........     670.1      191.9      186.1
       Goodwill impairment.................................................        --      303.9         --
       Deferred income taxes...............................................    (186.1)     (21.7)      90.5
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................    (323.6)      65.6      (83.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................      (5.2)     (43.7)     (21.1)
       Insurance reserves..................................................     476.1      412.3      237.4
       Current taxes.......................................................     (73.0)      51.8        5.2
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      40.0      (51.0)     (35.9)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................    (538.8)    (169.6)    (331.5)
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,530.2    1,537.1    1,271.2
       Commercial mortgage loans...........................................     252.4      229.3      297.6
       Restricted commercial mortgage loans related to securitization
         entity............................................................        --         --       16.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   2,198.3      476.4    1,111.4
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,186.3)  (2,284.0)  (2,958.6)
       Commercial mortgage loans...........................................    (279.0)    (336.2)    (236.8)
   Other invested assets, net..............................................      52.5      (33.6)      11.5
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,568.1     (411.0)    (487.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,575.7    2,001.4    1,870.0
   Withdrawals from universal life and investment contracts................    (650.0)    (741.4)  (1,240.6)
   Redemption of non-recourse funding obligations..........................     (67.4)     (44.5)     (27.9)
   Repayment of borrowings related to securitization entity................        --         --      (64.6)
   Dividends paid..........................................................     (40.5)    (100.0)    (200.0)
   Other, net..............................................................      (2.5)      10.9      (12.4)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................     815.3    1,126.4      324.5
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................   1,844.6      545.8     (494.1)
Cash and cash equivalents at beginning of period...........................     873.8      328.0      822.1
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $ 2,718.4  $   873.8  $   328.0
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(1) FORMATION AND NATURE OF BUSINESS

   (A) FORMATION

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). In 2013, Broad Street Real Estate Holding, LLC was merged into Newco.

   (B) NATURE OF BUSINESS

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept deposits on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

   We distribute our products through a network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for recognition and/or disclosure through the filing date of the financial statements.

   (A) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (B) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (C) POLICY FEES AND OTHER INCOME

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (D) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (E) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (F) COMMERCIAL MORTGAGE LOANS

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (G) SECURITIES LENDING ACTIVITY

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2015 and 2014, the fair value of securities loaned under our securities lending program was $92.0 million and $59.5 million, respectively. As of December 31, 2015 and 2014, the fair value of collateral held under our securities lending program was $95.7 million and $61.8 million, respectively, and the offsetting obligation to return collateral of $95.7 million and $61.8 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2015 and 2014.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              OVERNIGHT                  GREATER       OVERNIGHT                  GREATER
                                 AND      UP TO  31 - 90  THAN            AND      UP TO  31 - 90  THAN
(AMOUNTS IN MILLIONS)         CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL
---------------------         ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   Non-U.S. government.......   $11.4      $--     $--     $--   $11.4   $11.6      $--     $--     $--   $11.6
   U.S. corporate............    30.4       --      --      --    30.4    17.0       --      --      --    17.0
   Non-U.S. corporate........    50.5       --      --      --    50.5    32.8       --      --      --    32.8
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities..............    92.3       --      --      --    92.3    61.4       --      --      --    61.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities............     3.4       --      --      --     3.4     0.4       --      --      --     0.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending.....   $95.7      $--     $--     $--   $95.7   $61.8      $--     $--     $--   $61.8
                                =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (H) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (I) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration and short-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (J) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including loss recognition and recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (K) GOODWILL

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   See note 6 for additional information related to goodwill and impairments recorded.

   (L) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (M) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income (loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income (loss). In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income (loss). When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income (loss).

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2015 and 2014, the fair value of non-cash collateral received was $0.3 million and $11.2 million, respectively, and the underlying assets were not sold or re-pledged. Additionally, we have pledged $52.6 million and $0.3 million of fixed maturity securities as of December 31, 2015 and 2014, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty.

   (N) SEPARATE ACCOUNTS AND RELATED INSURANCE OBLIGATIONS

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (O) INSURANCE RESERVES

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   We are also required to accrue additional future policy benefit reserves when the overall reserve is adequate, but profits are projected in early periods followed by losses projected in later periods. When this pattern of profits followed by losses exists, we ratably accrue this additional profits followed by losses liability over time, increasing reserves in the profitable periods to offset estimated losses expected during the periods that follow. We calculate and adjust the additional reserves using our current best estimate of the amount necessary to offset the losses in future periods, based on the pattern of expected income and current best estimate assumptions consistent with our loss recognition testing. We adjust the accrual rate prospectively, going forward over the remaining profit periods, without any catch-up adjustment.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (P) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (Q) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (R) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into new tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured irrevocable letters of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $582.8 million to meet our obligations under these provisions. The letters of credit automatically renew annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (S) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

   (T) ACCOUNTING CHANGES

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. Upon adoption, in our consolidated balance sheet as of December 31, 2014, we recorded a reduction in other assets and total assets of $16.5 million, with a related reduction in non-recourse funding obligations of $16.5 million and a reduction in total liabilities of $16.5 million. See note 10 for more information related to our non-recourse funding agreements.

   Financial Assets And Liabilities Of A Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in the second quarter of 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Investment Companies

   On January 1, 2014, we adopted new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarified the characteristics of an investment company, provided comprehensive guidance for assessing whether an entity is an investment company, required investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and required additional disclosures. The adoption of this accounting guidance did not have any impact on our consolidated financial statements.

   Benchmarking Interest Rates Used When Applying Hedge Accounting

   In July 2013, we adopted new accounting guidance to provide additional flexibility in the benchmark interest rates used when applying hedge accounting. The new guidance permits the use of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes and removes certain restrictions on being able to apply hedge accounting for similar hedges using different benchmark interest rates. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   (U) ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

   In January 2016, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. This new guidance will be effective for us on January 1, 2018. We are still in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2015, the FASB issued new accounting guidance related to consolidation. This guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. This guidance is effective for us on January 1, 2016, with early adoption permitted. We do not expect any significant impact on our consolidated financial statements.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, effective for us on January 1, 2018. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. Insurance contracts are specifically excluded from this new guidance. The FASB has proposed a technical correction to clarify the scope that both insurance and investment contracts are excluded from the scope of this new guidance. As such, while we are still evaluating the full impact, at this time we do not expect any significant impacts from this new guidance on our consolidated financial statements.

   (V) CASH FLOW STATEMENT RECLASSIFICATION

   We have revised our consolidated statements of cash flows previously reported for the years ended December 31, 2014 and 2013 to reflect a correction related to the calculation of the change in reinsurance recoverable. The revisions had no impact on the total change in cash and cash equivalents within our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

consolidated statements of cash flows. Additionally, there was no impact on our consolidated balance sheets or consolidated statements of operations. The correction impacted the following line items for the years ended December 31:

                                                                                            2014
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   596.5    $(184.2)   $   412.3
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................       (59.1)       8.1        (51.0)
   Net cash from operating activities......................................         6.5     (176.1)      (169.6)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     2,039.4      (38.0)     2,001.4
   Withdrawals from universal life and investment contracts................      (955.5)     214.1       (741.4)
   Net cash from financing activities......................................       950.3      176.1      1,126.4

                                                                                            2013
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   400.1    $(162.7)   $   237.4
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................        (6.1)     (29.8)       (35.9)
   Net cash from operating activities......................................      (139.0)    (192.5)      (331.5)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     1,903.8      (33.8)     1,870.0
   Withdrawals from universal life and investment contracts................    (1,466.9)     226.3     (1,240.6)
   Net cash from financing activities......................................       132.0      192.5        324.5

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2015    2014    2013
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $572.7  $560.4  $541.7
Fixed maturity securities--non-taxable.....................................    2.8     2.7     0.7
Commercial mortgage loans..................................................   89.5    91.7    95.2
Restricted commercial mortgage loans related to securitization entity/(1)/.     --      --     6.0
Equity securities..........................................................    2.8     2.2     2.5
Other invested assets......................................................   24.1    24.6    32.6
Policy loans...............................................................   31.8    31.1    31.9
Cash, cash equivalents and short-term investments..........................    1.0     0.2     0.5
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  724.7   712.9   711.1
Expenses and fees..........................................................  (18.3)  (18.3)  (19.3)
                                                                            ------  ------  ------
   Net investment income................................................... $706.4  $694.6  $691.8
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

                        (AMOUNTS IN MILLIONS)                                             2015    2014    2013
                        ---------------------                                            ------  ------  ------
                        Available-for-sale securities:
                           Realized gains............................................    $ 41.4  $ 35.3  $ 56.5
                           Realized losses...........................................     (20.4)   (9.3)  (64.1)
                                                                                         ------  ------  ------
                           Net realized gains (losses) on available-for-sale securities    21.0    26.0    (7.6)
                                                                                         ------  ------  ------
                        Impairments:....................................................
                           Total other-than-temporary impairments....................     (10.7)   (3.1)   (2.4)
                           Portion of other-than-temporary impairments included in other comprehensive
                             income (loss)....................                               --    (0.5)   (3.8)
                                                                -                        ------  ------  ------
                           Net other-than-temporary impairments......................     (10.7)   (3.6)   (6.2)
                                                                -                        ------  ------  ------
                        Derivative instruments/(1)/.....................................  (79.3)  (93.6)  (27.5)
                        Commercial mortgage loans.......................................    1.7     3.2     2.9
                        Trading securities..............................................   (8.1)   39.8   (36.8)
                        Net gains related to securitization entity/(2)/.................     --      --     0.1
                        Other...........................................................    0.6     0.1    (3.0)
                                                                -                        ------  ------  ------
                           Net investment gains (losses).............................    $(74.8) $(28.1) $(78.1)
                                                                =                        ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2015, 2014 and 2013 was $969.8 million, $210.5 million and $548.5 million, respectively, which was approximately 98.7%, 96.0% and 90.1%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                            2015   2014    2013
---------------------                                                           -----  -----  -------
Beginning balance.............................................................. $19.2  $22.4  $ 165.9
Additions:
   Other-than-temporary impairments not previously recognized..................    --    0.7      2.1
   Increases related to other-than-temporary impairments previously recognized.    --    0.4      2.6
Reductions:
   Securities sold, paid down or disposed......................................  (8.4)  (4.3)  (148.2)
                                                                                -----  -----  -------
Ending balance................................................................. $10.8  $19.2  $  22.4
                                                                                =====  =====  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2015     2014      2013
---------------------                                    -------  --------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 496.9  $  996.3  $ 405.5
   Equity securities....................................     2.9       0.3     (1.5)
   Investment in unconsolidated subsidiary..............    60.6     106.1     45.4
                                                         -------  --------  -------
       Subtotal.........................................   560.4   1,102.7    449.4
Adjustments to DAC, PVFP and benefit reserves...........  (319.2)   (541.2)  (235.6)
Income taxes, net.......................................   (63.5)   (160.9)   (59.4)
                                                         -------  --------  -------
Net unrealized investment gains (losses)................ $ 177.7  $  400.6  $ 154.4
                                                         =======  ========  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015     2014     2013
---------------------                                                                 -------  -------  -------
Beginning balance.................................................................... $ 400.6  $ 154.4  $ 498.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................  (532.0)   675.7   (764.9)
   Adjustment to DAC.................................................................    92.7   (133.0)    77.9
   Adjustment to PVFP................................................................    78.6    (69.9)    74.4
   Adjustment to sales inducements...................................................     3.3     (2.2)     0.9
   Adjustment to benefit reserves....................................................    47.4   (100.5)   104.7
   Provision for income taxes........................................................    93.8   (109.3)   153.8
                                                                                      -------  -------  -------
       Change in unrealized gains (losses) on investment securities..................  (216.2)   260.8   (353.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $3.6,
  $7.8 and $(4.8)....................................................................    (6.7)   (14.6)     9.0
                                                                                      -------  -------  -------
Ending balance....................................................................... $ 177.7  $ 400.6  $ 154.4
                                                                                      =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2015, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                            --------------------------- --------------------------
                                                  AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                               COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   845.0     $117.6         $ --         $  (1.2)       $  --    $   961.4
    State and political subdivisions.............     567.0       49.4           --            (3.9)          --        612.5
    Non-U.S. government..........................     154.3       18.8           --            (0.9)          --        172.2
    U.S. corporate:
       Utilities.................................     738.4       72.0           --            (5.4)          --        805.0
       Energy....................................     703.8       22.9           --           (65.1)          --        661.6
       Finance and insurance.....................   1,067.6       75.0          0.4            (9.9)          --      1,133.1
       Consumer--non-cyclical....................     743.3       61.1           --            (8.1)          --        796.3
       Technology and communications.............     455.2       27.4           --           (11.4)          --        471.2
       Industrial................................     263.9        5.4           --           (13.7)          --        255.6
       Capital goods.............................     375.1       36.7           --            (2.8)          --        409.0
       Consumer--cyclical........................     424.4       19.5           --            (7.8)          --        436.1
       Transportation............................     276.3       17.5           --            (4.7)          --        289.1
       Other.....................................     159.6        9.4           --            (2.6)          --        166.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,207.6      346.9          0.4          (131.5)          --      5,423.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     127.4        3.5           --            (3.2)          --        127.7
       Energy....................................     307.6       11.0           --           (21.6)          --        297.0
       Finance and insurance.....................     400.4       27.0          0.5            (2.2)          --        425.7
       Consumer--non-cyclical....................     160.4        6.3           --            (5.6)          --        161.1
       Technology and communications.............     219.5        7.6           --            (5.0)          --        222.1
       Industrial................................     256.6        4.9           --           (20.5)          --        241.0
       Capital goods.............................     127.2        3.8           --            (3.3)          --        127.7
       Consumer--cyclical........................      57.6        0.4           --            (1.4)          --         56.6
       Transportation............................     128.1       10.5           --            (1.4)          --        137.2
       Other.....................................     200.9        9.3           --            (7.7)          --        202.5
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,985.7       84.3          0.5           (71.9)          --      1,998.6
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,470.6      109.2          2.3            (8.1)          --      1,574.0
    Commercial mortgage-backed...................     768.5       16.7          1.2            (8.9)        (0.2)       777.3
    Other asset-backed...........................     932.2        1.7           --           (25.5)          --        908.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,930.9      744.6          4.4          (251.9)        (0.2)    12,427.8
Equity securities................................      51.9        2.9           --              --           --         54.8
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,982.8     $747.5         $4.4         $(251.9)       $(0.2)   $12,482.6
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   As of December 31, 2014, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                 GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                               --------------------------- --------------------------
                                                               NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   AMORTIZED     TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                             COST OR COST    IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             ------------ --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............  $   874.0      $  149.5        $ --         $ (0.1)        $  --    $ 1,023.4
    State and political subdivisions.............      504.4          66.8          --           (0.5)           --        570.7
    Non-U.S. government..........................      175.8          22.3          --           (0.2)           --        197.9
    U.S. corporate:
       Utilities.................................      805.1         116.7          --           (1.6)           --        920.2
       Energy....................................      699.6          54.0          --           (7.0)           --        746.6
       Finance and insurance.....................    1,226.6         103.3          --           (1.3)           --      1,328.6
       Consumer--non-cyclical....................      828.1          96.3          --           (2.8)           --        921.6
       Technology and communications.............      548.1          34.1          --           (1.6)           --        580.6
       Industrial................................      280.6          14.5          --           (4.0)           --        291.1
       Capital goods.............................      413.0          45.8          --           (1.2)           --        457.6
       Consumer--cyclical........................      542.1          40.4          --           (4.5)           --        578.0
       Transportation............................      276.0          26.0          --           (2.4)           --        299.6
       Other.....................................      176.2          15.3          --             --            --        191.5
                                                   ---------      --------        ----         ------         -----    ---------
       Total U.S. corporate......................    5,795.4         546.4          --          (26.4)           --      6,315.4
                                                   ---------      --------        ----         ------         -----    ---------
    Non-U.S. corporate:
       Utilities.................................      126.0           4.6          --           (0.7)           --        129.9
       Energy....................................      416.7          23.3          --          (10.5)           --        429.5
       Finance and insurance.....................      501.8          38.0          --           (1.2)           --        538.6
       Consumer--non-cyclical....................      162.1          10.8          --           (1.9)           --        171.0
       Technology and communications.............      190.2          15.0          --           (1.3)           --        203.9
       Industrial................................      274.9          14.4          --           (4.1)           --        285.2
       Capital goods.............................      112.6           5.9          --           (1.6)           --        116.9
       Consumer--cyclical........................       21.6           1.0          --             --            --         22.6
       Transportation............................      105.4          11.4          --           (0.2)           --        116.6
       Other.....................................      332.1          13.7          --           (4.8)           --        341.0
                                                   ---------      --------        ----         ------         -----    ---------
       Total non-U.S. corporate..................    2,243.4         138.1          --          (26.3)           --      2,355.2
                                                   ---------      --------        ----         ------         -----    ---------
    Residential mortgage-backed..................    1,526.1         123.9         3.1           (8.4)         (0.1)     1,644.6
    Commercial mortgage-backed...................      881.3          32.7         2.8           (4.7)           --        912.1
    Other asset-backed...........................    1,501.4           3.6          --          (26.2)           --      1,478.8
                                                   ---------      --------        ----         ------         -----    ---------
       Total fixed maturity securities...........   13,501.8       1,083.3         5.9          (92.8)         (0.1)    14,498.1
Equity securities................................       51.9           1.5          --           (1.2)           --         52.2
                                                   ---------      --------        ----         ------         -----    ---------
       Total available-for- sale securities......  $13,553.7      $1,084.8        $5.9         $(94.0)        $(0.1)   $14,550.3
                                                   =========      ========        ====         ======         =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2015:

                                            LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL
                                       ------------------------------  ---------------------------- --------------------
                                                  GROSS       NUMBER            GROSS      NUMBER              GROSS
                                        FAIR    UNREALIZED      OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES/(1)/ SECURITIES VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(2)/
----------------------------           -------- ----------  ---------- ------ ---------- ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises...................... $   78.6  $  (1.2)       16     $   --   $   --       --     $   78.6  $  (1.2)
    State and political
     subdivisions.....................    125.4     (3.9)       31         --       --       --        125.4     (3.9)
    Non-U.S. government...............     20.7     (0.9)        9         --       --       --         20.7     (0.9)
    U.S. corporate....................  1,542.9   (109.9)      367      154.1    (21.6)      50      1,697.0   (131.5)
    Non-U.S. corporate................    732.8    (39.0)      145      149.1    (32.9)      35        881.9    (71.9)
    Residential mortgage-
     backed...........................    296.6     (4.2)       45       60.3     (3.9)      20        356.9     (8.1)
    Commercial mortgage-
     backed...........................    287.2     (8.5)       49       14.7     (0.6)      10        301.9     (9.1)
    Other asset-backed................    549.5     (6.3)      140      111.5    (19.2)      28        661.0    (25.5)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Subtotal, fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $3,519.8  $(134.9)      774     $360.7   $(23.3)     108     $3,880.5  $(158.2)
    20%-50% Below cost................    113.9    (39.0)       28      124.4    (49.3)      33        238.3    (88.3)
    (greater than)50% Below cost......       --       --        --        4.6     (5.6)       2          4.6     (5.6)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost.........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total equity securities...........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
Investment grade...................... $3,421.2  $(154.2)      743     $387.5   $(49.5)     107     $3,808.7  $(203.7)
Below investment grade/(3)/...........    212.5    (19.7)       59      102.2    (28.7)      36        314.7    (48.4)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======

                                       ----------
                                         NUMBER
                                           OF
(DOLLAR AMOUNTS IN MILLIONS)           SECURITIES
----------------------------           ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises......................     16
    State and political
     subdivisions.....................     31
    Non-U.S. government...............      9
    U.S. corporate....................    417
    Non-U.S. corporate................    180
    Residential mortgage-
     backed...........................     65
    Commercial mortgage-
     backed...........................     59
    Other asset-backed................    168
                                          ---
    Subtotal, fixed maturity
     securities.......................    945
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    882
    20%-50% Below cost................     61
    (greater than)50% Below cost......      2
                                          ---
    Total fixed maturity
     securities.......................    945
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........     --
                                          ---
    Total equity securities...........     --
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
Investment grade......................    850
Below investment grade/(3)/...........     95
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===

--------
/(1)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.2 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2015:

                                            LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                       ------------------------------ ---------------------------- ------------------------------
                                                  GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                        FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------           -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
    Utilities......................... $  102.9  $  (5.2)      25     $  9.6   $ (0.2)       7     $  112.5  $  (5.4)      32
    Energy............................    345.3    (55.0)      89       37.2    (10.1)      12        382.5    (65.1)     101
    Finance and insurance.............    240.1     (9.5)      48       20.7     (0.4)      10        260.8     (9.9)      58
    Consumer--non-cyclical............    226.0     (7.3)      55       13.3     (0.8)       5        239.3     (8.1)      60
    Technology and
     communications...................    172.9    (10.5)      51        6.7     (0.9)       2        179.6    (11.4)      53
    Industrial........................    149.3     (8.9)      32       24.4     (4.8)       7        173.7    (13.7)      39
    Capital goods.....................     78.8     (2.8)      24         --       --       --         78.8     (2.8)      24
    Consumer--cyclical................    123.4     (5.0)      26       24.8     (2.8)       6        148.2     (7.8)      32
    Transportation....................     67.9     (3.1)      12       17.4     (1.6)       1         85.3     (4.7)      13
    Other.............................     36.3     (2.6)       5         --       --       --         36.3     (2.6)       5
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, U.S. corporate
     securities.......................  1,542.9   (109.9)     367      154.1    (21.6)      50      1,697.0   (131.5)     417
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
Non-U.S. corporate:
    Utilities.........................     63.5     (3.2)       8         --       --       --         63.5     (3.2)       8
    Energy............................    115.7    (10.5)      26       36.3    (11.1)       9        152.0    (21.6)      35
    Finance and insurance.............    115.5     (1.5)      28        7.3     (0.7)       1        122.8     (2.2)      29
    Consumer--non-cyclical............     72.0     (4.7)      12        9.0     (0.9)       1         81.0     (5.6)      13
    Technology and
     communications...................     84.7     (3.7)      16       16.6     (1.3)       4        101.3     (5.0)      20
    Industrial........................     92.1     (7.8)      22       47.0    (12.7)       9        139.1    (20.5)      31
    Capital goods.....................     33.0     (1.9)       5        5.9     (1.4)       3         38.9     (3.3)       8
    Consumer--cyclical................     26.7     (1.4)       4         --       --       --         26.7     (1.4)       4
    Transportation....................     40.5     (1.3)       7        2.0     (0.1)       1         42.5     (1.4)       8
    Other.............................     89.1     (3.0)      17       25.0     (4.7)       7        114.1     (7.7)      24
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, non-U.S. corporate
     securities.......................    732.8    (39.0)     145      149.1    (32.9)      35        881.9    (71.9)     180
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Total for corporate securities
     in an unrealized loss
     position......................... $2,275.7  $(148.9)     512     $303.2   $(54.5)      85     $2,578.9  $(203.4)     597
                                       ========  =======      ===     ======   ======       ==     ========  =======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.6% as of December 31, 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $23.3 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB+" and approximately 74.0% of the unrealized losses were related to investment grade securities as of December 31, 2015. These unrealized losses were predominantly attributable to corporate securities including fixed rate securities purchased in a lower rate environment and variable rate securities purchased in a higher rate and lower spread environment. The average fair value percentage below cost for these securities was approximately 6.1% as of December 31, 2015. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2015:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $14.0   $ (5.0)      2.0%        3      $--     $--         --%        --
       Industrial.............   7.1     (2.6)      1.0         2       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total U.S.
         corporate............  21.1     (7.6)      3.0         5       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Non-U.S. corporate:
       Energy.................  10.5     (3.6)      1.4         2       --      --         --         --
       Industrial.............   8.1     (2.8)      1.1         2       --      --         --         --
       Capital goods..........   1.1     (0.9)      0.4         2       --      --         --         --
       Other..................   1.7     (0.7)      0.3         1       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total non-U.S.
         corporate............  21.4     (8.0)      3.2         7       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Structured securities:
       Other asset-backed.....  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total structured
         securities...........  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
Total......................... $87.0   $(32.2)     12.8%       16      $--     $--         --%        --
                               =====   ======      ====        ==      ===     ===         ==         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $ 7.2   $ (3.0)     1.2%         3     $ --    $  --        --%        --
       Technology and
         communications.......   2.3     (0.7)     0.3          1       --       --        --         --
       Industrial.............   4.0     (1.1)     0.4          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total U.S.
         corporate............  13.5     (4.8)     1.9          5       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
   Non-U.S. corporate:
       Energy.................  15.7     (7.4)     2.9          6       --       --        --         --
       Technology and
         communications.......   0.9     (0.8)     0.3          1       --       --        --         --
       Industrial.............   1.9     (1.2)     0.5          1      4.6     (5.6)      2.2          2
       Other..................   3.7     (1.7)     0.7          3       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total non-U.S.
         corporate............  22.2    (11.1)     4.4         11      4.6     (5.6)      2.2          2
                               -----   ------      ---         --     ----    -----       ---         --
   Structured securities:
       Other asset-backed.....   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total structured
         securities...........   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
Total......................... $37.4   $(17.1)     6.8%        17     $4.6    $(5.6)      2.2%         2
                               =====   ======      ===         ==     ====    =====       ===         ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Non-U.S. corporate

   As indicated above, $24.7 million of gross unrealized losses were related to non-U.S. corporate fixed maturity securities that have been in an unrealized loss position for more than 12 months and were more than 20% below cost. Of the total unrealized losses for non-U.S. corporate fixed maturity securities, $11.0 million, or 44.5%, related to the energy sector and $9.6 million, or 38.9%, related to the industrial sector. Reduced overseas demand for oil and metals, particularly copper, has led to a decline in commodities pricing, adversely impacting the fair value of these securities.

   We expect that our investments in non-U.S. corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is reasonably possible that issuers of our investments in non-U.S. corporate securities may perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of non-U.S. corporate securities in the future.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Structured Securities

   None of the $17.8 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. economy.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2015.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2014:

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                  ------------------------------ ------------------------------  ------------------------------
                                             GROSS                          GROSS                           GROSS
                                   FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)       VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------      -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-
     sponsored enterprises....... $     --   $   --       --     $    6.4   $ (0.1)        6     $    6.4   $ (0.1)        6
    State and political
     subdivisions................       --       --       --         28.7     (0.5)       11         28.7     (0.5)       11
    Non-U.S. government..........      1.7     (0.1)       2          2.1     (0.1)        1          3.8     (0.2)        3
    U.S. corporate...............    746.9    (12.2)     127        370.3    (14.2)       81      1,117.2    (26.4)      208
    Non-U.S. corporate...........    388.2    (18.0)      72        218.5     (8.3)       35        606.7    (26.3)      107
    Residential mortgage-
     backed......................     38.3     (0.2)       9        167.1     (8.3)       56        205.4     (8.5)       65
    Commercial mortgage-
     backed......................    106.1     (0.5)      12        145.7     (4.2)       29        251.8     (4.7)       41
    Other asset-backed...........    678.5     (4.5)      89        258.8    (21.7)       31        937.3    (26.2)      120
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Subtotal, fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
Equity securities................       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.... $1,952.4   $(33.2)     309     $1,147.8   $(38.4)      241     $3,100.2   $(71.6)      550
    20%-50% Below cost...........      7.3     (2.3)       2         49.8    (19.0)        9         57.1    (21.3)       11
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
% Below cost--equity
 securities:
    (less than)20% Below cost....       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total equity securities......       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
Investment grade................. $1,763.5   $(23.4)     267     $1,124.0   $(52.7)      217     $2,887.5   $(76.1)      484
Below investment grade/(3)/......    196.2    (12.1)      44         93.1     (5.9)       36        289.3    (18.0)       80
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2014:

                                        LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                   ------------------------------ ---------------------------- ------------------------------
                                              GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                    FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)        VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
   Utilities...................... $   39.9   $ (0.2)       7     $ 74.1   $ (1.4)      16     $  114.0   $ (1.6)      23
   Energy.........................    132.0     (4.8)      29       31.9     (2.2)       8        163.9     (7.0)      37
   Finance and insurance..........    166.2     (0.5)      27       29.4     (0.8)       9        195.6     (1.3)      36
   Consumer--non-cyclical.........    104.3     (2.0)      14       40.9     (0.8)      13        145.2     (2.8)      27
   Technology and
     communications...............     96.0     (1.0)      17       32.0     (0.6)       8        128.0     (1.6)      25
   Industrial.....................     41.6     (1.5)       9       50.3     (2.5)       8         91.9     (4.0)      17
   Capital goods..................     76.3     (0.2)      11       38.0     (1.0)       7        114.3     (1.2)      18
   Consumer--cyclical.............     68.9     (1.2)       9       45.1     (3.3)       8        114.0     (4.5)      17
   Transportation.................     18.7     (0.8)       3       28.6     (1.6)       4         47.3     (2.4)       7
   Other..........................      3.0       --        1         --       --       --          3.0       --        1
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, U.S. corporate
     securities...................    746.9    (12.2)     127      370.3    (14.2)      81      1,117.2    (26.4)     208
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Non-U.S. corporate:
   Utilities......................     13.8     (0.1)       3       28.5     (0.6)       2         42.3     (0.7)       5
   Energy.........................    149.3     (9.8)      28       17.6     (0.7)       4        166.9    (10.5)      32
   Finance and insurance..........     48.0     (0.8)       8       16.1     (0.4)       4         64.1     (1.2)      12
   Consumer--non-cyclical.........     39.2     (0.4)       4       33.1     (1.5)       5         72.3     (1.9)       9
   Technology and
     communications...............     11.7     (0.3)       4       33.9     (1.0)       6         45.6     (1.3)      10
   Industrial.....................     45.4     (1.5)       9       56.3     (2.6)       8        101.7     (4.1)      17
   Capital goods..................     19.7     (0.6)       2       10.3     (1.0)       2         30.0     (1.6)       4
   Transportation.................     13.3     (0.2)       3         --       --       --         13.3     (0.2)       3
   Other..........................     47.8     (4.3)      11       22.7     (0.5)       4         70.5     (4.8)      15
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, non-U.S. corporate
     securities...................    388.2    (18.0)      72      218.5     (8.3)      35        606.7    (26.3)     107
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Total for corporate securities in
  an unrealized loss position..... $1,135.1   $(30.2)     199     $588.8   $(22.5)     116     $1,723.9   $(52.7)     315
                                   ========   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2015 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   216.1    $   218.4
       Due after one year through five years..     1,584.1      1,649.9
       Due after five years through ten years.     2,740.5      2,753.2
       Due after ten years....................     4,218.9      4,546.6
                                                 ---------    ---------
              Subtotal........................     8,759.6      9,168.1
       Residential mortgage-backed............     1,470.6      1,574.0
       Commercial mortgage-backed.............       768.5        777.3
       Other asset-backed.....................       932.2        908.4
                                                 ---------    ---------
              Total...........................   $11,930.9    $12,427.8
                                                 =========    =========

   As of December 31, 2015, $1,935.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2015, securities issued by finance and insurance, energy, consumer--non-cyclical and utilities industry groups represented approximately
21.0 %, 12.9%, 12.9 % and 12.6 %, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2015, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2015 and 2014, $7.8 million and $7.9 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  654.1       38.9%      $  600.2       36.2%
Industrial...........................................       464.1       27.6          450.1       27.1
Office...............................................       402.0       24.0          428.6       25.8
Apartments...........................................       133.2        7.9          160.2        9.7
Mixed use/other......................................        26.8        1.6           20.0        1.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  454.5       27.0%      $  515.0       31.1%
Pacific..............................................       451.6       26.9          456.7       27.5
Middle Atlantic......................................       197.2       11.7          183.6       11.1
West North Central...................................       138.0        8.2          110.3        6.6
East North Central...................................       132.4        7.9          112.4        6.8
Mountain.............................................       111.2        6.6          103.5        6.2
East South Central...................................        75.4        4.5           61.7        3.7
West South Central...................................        66.6        4.0           61.6        3.7
New England..........................................        53.3        3.2           54.3        3.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

   As of December 31, 2015 and 2014, our total mortgage holdings secured by real estate in California was $298.6 million and $301.3 million, respectively, which was 17.8% and 18.2%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2015
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  654.1  $  654.1
   Industrial..................       --          --             --            --       464.1     464.1
   Office......................      1.3          --             --           1.3       400.7     402.0
   Apartments..................       --          --             --            --       133.2     133.2
   Mixed use/other.............       --          --             --            --        26.8      26.8
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $1.3                       $ --          $1.3    $1,678.9  $1,680.2
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      0.1%         --%            --%          0.1%       99.9%    100.0%
                                    ====         ===           ====          ====    ========  ========

                                                                  2014
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  600.2  $  600.2
   Industrial..................       --          --             --            --       450.1     450.1
   Office......................       --          --            5.8           5.8       422.8     428.6
   Apartments..................       --          --             --            --       160.2     160.2
   Mixed use/other.............       --          --             --            --        20.0      20.0
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $ --                       $5.8          $5.8    $1,653.3  $1,659.1
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................       --%         --%           0.3%          0.3%       99.7%    100.0%
                                    ====         ===           ====          ====    ========  ========

   As of December 31, 2015 and 2014, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2015 and 2014.

   As of and for the years ended December 31, 2015 and 2014, we modified or extended 5 and 16 commercial mortgage loans, respectively, with a total carrying value of $11.3 million and $97.6 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2015      2014      2013
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    5.9  $    8.6  $   11.7
   Charge-offs........................................     (2.5)       --        --
   Recoveries.........................................       --        --        --
   Provision..........................................      0.8      (2.7)     (3.1)
                                                       --------  --------  --------
   Ending balance..................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========

   As of December 31, 2015 and 2014, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2015
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $193.6   $145.2    $309.2     $ 5.5        $ 0.6      $  654.1
   Industrial.................   198.5    113.8     148.3       1.2          2.3         464.1
   Office.....................   124.8     77.5     174.6      23.8          1.3         402.0
   Apartments.................    45.8     18.0      53.6      15.8           --         133.2
   Mixed use/other............     9.3       --      17.5        --           --          26.8
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $572.0   $354.5    $703.2     $46.3        $ 4.2      $1,680.2
                                ======   ======    ======     =====        =====      ========
% of total....................    34.0%    21.1%     41.9%      2.8%         0.2%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.71      1.57      1.26         0.21          1.79
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $1.3 million of loans past due and not individually impaired and $2.9 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 128.0%.

                                                            2014
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $138.4   $105.1    $339.0     $17.1        $ 0.6      $  600.2
   Industrial.................   174.8     57.4     206.4       9.1          2.4         450.1
   Office.....................   114.7     69.3     205.0      32.4          7.2         428.6
   Apartments.................    61.7     17.6      80.9        --           --         160.2
   Mixed use/other............     4.6      3.2      12.2        --           --          20.0
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $494.2   $252.6    $843.5     $58.6        $10.2      $1,659.1
                                ======   ======    ======     =====        =====      ========
% of total....................    29.8%    15.2%     50.9%      3.5%         0.6%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.87      1.54      0.99         0.41          1.76
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $5.8 million of loans past due and not individually impaired and $4.4 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 113.0%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2015
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $11.3        $ 45.6      $156.2      $294.8     $146.2   $  654.1
   Industrial..................      23.0          82.7        48.2       206.0      104.2      464.1
   Office......................      13.8          31.6        71.4       216.1       69.1      402.0
   Apartments..................       3.6          26.5        30.1        35.3       37.7      133.2
   Mixed use/other.............        --          12.0         6.6         0.5        7.7       26.8
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $51.7        $198.4      $312.5      $752.7     $364.9   $1,680.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       3.1%         11.8%       18.6%       44.8%      21.7%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      61.9%         63.3%       59.5%       57.2%      40.6%      54.9%
                                    =====        ======      ======      ======     ======   ========

                                                                 2014
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 26.1       $ 67.8      $123.1      $293.8     $ 89.4   $  600.2
   Industrial..................       36.6         49.4        56.7       243.0       64.4      450.1
   Office......................       42.2         18.6        39.8       237.5       90.5      428.6
   Apartments..................         --         30.2        27.4        54.3       48.3      160.2
   Mixed use/other.............         --          0.9          --        16.1        3.0       20.0
                                    ------       ------      ------      ------     ------   --------
   Total recorded investment...     $104.9       $166.9      $247.0      $844.7     $295.6   $1,659.1
                                    ======       ======      ======      ======     ======   ========
% of total.....................        6.3%        10.1%       14.9%       50.9%      17.8%    100.0 %
                                    ======       ======      ======      ======     ======   ========
Weighted-average loan-to-value.       73.8%        61.4%       58.2%       60.4%      41.7%      57.7%
                                    ======       ======      ======      ======     ======   ========

   As of December 31, 2015 and 2014, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2015                      2014
                                         ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.    $  613.1       49.0%      $  600.9       58.1%
Trading securities......................       442.3       35.4          198.0       19.2
Securities lending collateral...........        95.7        7.7           61.8        6.0
Limited partnerships....................        50.2        4.0           78.6        7.6
Derivatives.............................        35.0        2.8           25.9        2.5
Short-term investments..................        10.3        0.8           68.1        6.6
Real estate owned.......................         3.3        0.3             --         --
Other investments.......................         0.7         --            0.6         --
                                            --------      -----       --------      -----
   Total other invested assets..........    $1,250.6      100.0%      $1,033.9      100.0%
                                            ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                               ------------------------------- --------------------------------
                                                    BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                                     SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                            CLASSIFICATION    2015  2014   CLASSIFICATION     2015   2014
---------------------                          --------------      ----- ----- --------------     ------ ------
                                               --------------      ----- -----  ------------      ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $ 0.7 $ 6.3     liabilities    $  0.2 $   --
                                                 Other invested                       Other
Credit default swaps..........................       assets          0.1   0.1     liabilities        --     --
                                                 Other invested                       Other
Equity index options..........................       assets         28.3  14.3     liabilities       0.3     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets          2.1    --     liabilities        --    0.9
                                                 Other invested                       Other
Limited guarantee.............................       assets          3.8   5.2     liabilities        --     --
                                                                                      Other
Reinsurance embedded derivatives..............  Other assets/(1)/   38.9  42.8     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(2)/    14.1  10.9    balances/(3)/    305.1  251.7
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(4)/    338.6  270.2
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(5)/     10.0    6.7
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      88.0  79.6                     654.2  529.5
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $88.0 $79.6                    $654.2 $529.5
                                                                   ===== =====                    ====== ======

--------
/(1)/ Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/ Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/ Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/ Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/ Represents the embedded derivatives associated with our indexed universal life liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              MATURITIES/
(NOTIONAL IN MILLIONS)                MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
----------------------                ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps..................  Notional       $  259.3      $1,004.9   $(1,006.3)      $  257.9
Credit default swaps.................  Notional           10.0            --          --           10.0
Equity index options.................  Notional          943.3       1,433.8    (1,318.8)       1,058.3
Financial futures....................  Notional        1,145.8       4,802.5    (4,849.6)       1,098.7
Equity return swaps..................  Notional          100.2         377.7      (354.5)         123.4
Limited guarantee....................  Notional          250.0            --          --          250.0
Reinsurance embedded derivative......  Notional          686.2          26.3       (35.8)         676.7
                                                      --------      --------   ---------       --------
   Total derivatives.................                 $3,394.8      $7,645.2   $(7,565.0)      $3,475.0
                                                      ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         33,927            --      (2,485)        31,442
Fixed index annuity embedded
  derivatives........................  Policies         13,563         3,939        (292)        17,210
Indexed universal life embedded
  derivatives........................  Policies            421           595         (34)           982

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2013:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                  2015  2014   2013
---------------------                                                                 -----  ----- ------
Derivatives qualifying as effective accounting hedges as of January 1................ $63.6  $19.5 $ 47.2
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9),
  $(23.8) and $14.9..................................................................   5.3   44.1  (27.4)
Reclassification to net (income) loss, net of deferred taxes of $0.3, $0.2 and $0.1..  (0.6)    --   (0.3)
                                                                                      -----  ----- ------
Derivatives qualifying as effective accounting hedges as of December 31.............. $68.3  $63.6 $ 19.5
                                                                                      =====  ===== ======

   Derivatives qualifying as effective accounting hedges totaled $68.3 million, $63.6 million and $19.6 million, net of taxes, for the years ended December 31, 2015, 2014 and 2013, respectively, from our investment in GLICNY. The $68.3 million, net of taxes, recorded in stockholder's equity as of December 31, 2015 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income
(loss) during the years ended December 31, 2015, 2014 and 2013 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (ii) other instruments to hedge various fair value exposures of investments.

   There were no pre-tax income (loss) effects of fair value hedges and related hedged items for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2013:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
          -            ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......     $  --      gains (losses)        $(0.1)         income            $ --       gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.      (5.8)     gains (losses)          6.5     Interest credited       5.9       gains (losses)
                           -----                            -----                            ----
   Total..............     $(5.8)                           $ 6.4                            $5.9
                           =====                            =====                            ====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                         CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                           2015     2014     2013            IN NET INCOME (LOSS)
---------------------                          ------  -------  -------  ----------------------------------------
Interest rate swaps........................... $  0.6  $  10.2  $ (16.0)      Net investment gains (losses)
Credit default swaps..........................     --      0.1      0.1       Net investment gains (losses)
Equity index options..........................  (23.6)   (28.0)   (36.6)      Net investment gains (losses)
Financial futures.............................  (31.5)    72.5   (196.7)      Net investment gains (losses)
Equity return swaps...........................    0.1      5.2    (33.4)      Net investment gains (losses)
Limited guarantee.............................   (1.4)     5.2     (0.5)      Net investment gains (losses)
Reinsurance embedded derivative...............   (1.3)    (4.1)    25.7       Net investment gains (losses)
GMWB embedded derivatives.....................  (21.6)  (126.9)   246.2       Net investment gains (losses)
Fixed index annuity embedded derivatives......   (7.1)   (26.8)   (16.4)      Net investment gains (losses)
Indexed universal life embedded derivatives...    6.5     (1.0)      --       Net investment gains (losses)
                                               ------  -------  -------
   Total derivatives not designated as hedges. $(79.3) $ (93.6) $ (27.6)
                                               ======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2015                                     2014
                                                --------------------------------------   --------------------------------------
                                                DERIVATIVES   DERIVATIVES        NET     DERIVATIVES   DERIVATIVES        NET
(AMOUNTS IN MILLIONS)                           ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 32.0        $  0.5         $ 31.5      $ 21.9         $ 0.9         $ 21.0
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------         -----         ------
   Net amounts presented in the balance
     sheet.....................................     32.0           0.5           31.5        21.9           0.9           21.0
Gross amounts not offset in the balance sheet:
   Financial instruments/(3)/..................     (0.5)         (0.5)            --        (0.9)         (0.9)            --
   Collateral received.........................    (17.6)           --          (17.6)      (15.0)           --          (15.0)
   Collateral pledged..........................       --         (52.6)          52.6          --          (0.3)           0.3
Over collateralization.........................      0.1          52.6          (52.5)        0.1           0.3           (0.2)
                                                  ------        ------         ------      ------         -----         ------
Net amount.....................................   $ 14.0        $   --         $ 14.0      $  6.1         $  --         $  6.1
                                                  ======        ======         ======      ======         =====         ======

--------
/(1)/Included $0.8 million and $1.2 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014, respectively.
/(2)/Does not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014.
/(3)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2015 and 2014, we could have been allowed to claim $14.0 million and $6.1 million, respectively. The chart above excludes embedded derivatives as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2015                        2014
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures after one year through five years..  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                =====    ====      ===      =====    ====      ===

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2015      2014      2013
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,842.3  $2,818.3  $2,767.9
   Costs deferred.................................................    142.6     198.7     180.6
   Amortization, net of interest accretion........................   (185.3)   (174.7)   (133.4)
   Impairment.....................................................   (454.1)       --        --
   Reinsurance transactions/(1)/..................................       --        --       3.2
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,345.5   2,842.3   2,818.3
   Accumulated effect of net unrealized investment (gains) losses.   (105.8)   (198.5)    (65.5)
                                                                   --------  --------  --------
Balance as of December 31......................................... $2,239.7  $2,643.8  $2,752.8
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. We also entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life") in 2015. Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. In connection with entering into the Master Agreement, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable. As of December 31, 2014, we believe all of our businesses had sufficient future income and therefore the related DAC was recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                        2015                     2014
                                               ----------------------   ----------------------
                                                 GROSS                    GROSS
                                                CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                          AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $630.6      $(492.5)     $552.0      $(472.8)
Capitalized software..........................    210.7       (189.5)      206.8       (178.5)
Deferred sales inducements to contractholders.     68.8        (35.6)       58.7        (31.4)
Other.........................................      2.5         (2.5)        2.5         (2.5)
                                                 ------      -------      ------      -------
   Total......................................   $912.6      $(720.1)     $820.0      $(685.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2015, 2014 and 2013 was $30.7 million, $17.2 million and $52.7 million, respectively. Amortization expense related to deferred sales inducements of $4.2 million, $4.3 million and $2.3 million, respectively, for the years ended December 31, 2015, 2014 and 2013 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2015     2014    2013
---------------------                                              ------  -------  ------
Unamortized balance as of January 1............................... $218.3  $ 221.6  $256.7
   Amortization...................................................  (32.5)   (15.9)  (48.6)
   Interest accreted at 6.14%, 5.73% and 5.64%....................   12.8     12.6    13.5
                                                                   ------  -------  ------
Unamortized balance as of December 31.............................  198.6    218.3   221.6
   Accumulated effect of net unrealized investment (gains) losses.  (60.5)  (139.1)  (69.2)
                                                                   ------  -------  ------
Balance as of December 31......................................... $138.1  $  79.2  $152.4
                                                                   ======  =======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. In 2015, as part of our annual review of assumptions, we increased PVFP amortization for our universal life insurance products by $10.5 million. The updated assumptions largely reflected changes to persistency, long-term interest rates, mortality and other refinements. As of December 31, 2015, we believe all of our other businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2015 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2016. 14.5%
                                  2017. 13.2%
                                  2018. 11.2%
                                  2019.  9.6%
                                  2020.  8.3%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   As of December 31, 2013, our goodwill balance was $303.9 million. During 2014, in connection with our strategic planning process, we revisited our prior strategy of focusing on term life insurance, given the capital-intensive nature of the product and our revised capital plan. We were in the process of transitioning to higher return permanent products, including universal life insurance, indexed universal life insurance and linked-benefit products. Given this transition, our annual sales projections included in the determination of fair value for our life insurance reporting unit were significantly lower than sales levels expected in prior year's goodwill testing analysis. In addition, negative actions taken by rating agencies and suspension of sales by certain distributors, placed further strain on our annual sales projections. The uncertainty associated with the level and value of new business that a market participant would place on our life insurance business resulted in concluding the goodwill balance was no longer recoverable. Based on all these factors the fair value of projected new business for our life insurance reporting unit was less than the carrying value and we recorded a goodwill impairment of $303.9 million during 2014 reducing the goodwill balance to zero.

   There were no goodwill impairment charges recorded in 2013.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2015, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   Effective January 1, 2015, GLAIC recaptured certain term life insurance policies previously ceded to River Lake VIII. Subsequent to the recapture GLAIC entered into a new coinsurance agreement with River Lake VIII to effectively cede the same term life insurance policies previously recaptured. River Lake VIII simultaneously entered into a monthly renewable term reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from GLAIC.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2015 and 2014, we had $1,888.7 million and $2,182.3 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2015 and 2014, we had a reinsurance recoverable of $6,127.6 million and $6,320.2 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   We have term and universal life insurance policies ceded to Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), an affiliate. As of December 31, 2015 and 2014, total life insurance in-force ceded to BLAIC was $12,322.3 million and $12,885.7 million, respectively. To secure the payment of BLAIC's obligations to us under these reinsurance agreements and to allow for sufficient statutory reserve credit, trust accounts have been established and Genworth Holdings, Inc. provided a limited guarantee of up to $180.0 million to maintain an amount at least equal to the statutory reserves. The fair value of the trust accounts was $96.5 million and $98.5 million as of December 31, 2015 and 2014, respectively. The fair value of the limited guarantee was $123.0 million and $115.6 million as of December 31, 2015 and 2014, respectively.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. In 2013, we assumed an in-force block of single premium deferred annuities from GLIC and paid a ceding commission of $3.2 million associated with this reinsurance treaty. As of December 31, 2015 and 2014, we had reserves of $1,625.9 million and $1,432.8 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2015 and 2014, we had reinsurance recoverables of $321.4 million and $341.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $724.1 million and $29.3 million, respectively, as of December 31, 2015 and $669.7 million and $33.0 million, respectively, as of December 31, 2014 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2015         2014         2013
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 524,686.6  $ 537,386.1  $ 544,856.8
 Amounts assumed from other companies..   139,439.1    140,815.1    138,813.8
 Amounts ceded to other companies/(1)/.  (478,002.5)  (451,176.8)  (383,656.8)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 186,123.2  $ 227,024.4  $ 300,013.8
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        74.9%        62.0%        46.3%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2015     2014     2013     2015     2014     2013
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 882.9  $ 922.3  $ 919.9  $ 884.2  $ 924.3  $ 921.1
Assumed.............................   156.7    156.7    148.6    156.7    156.7    148.6
Ceded...............................  (499.1)  (448.8)  (466.0)  (500.0)  (449.8)  (467.0)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 540.5  $ 630.2  $ 602.5  $ 540.9  $ 631.2  $ 602.7
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               29.0%    24.8%    24.7%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,106.6 million, $1,228.2 million and $1,074.9 million during 2015, 2014 and 2013, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2015     2014
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.50% - 8.00% $4,939.7 $5,026.1
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,582.6  2,664.3
Annuity contracts with life contingencies.......    /(1)/   1.50% - 8.00%  1,440.9  1,608.5
Accident and health insurance contracts.........    /(3)/   4.50% - 7.00%    121.5    126.1
Supplementary contracts with life contingencies.    /(1)/   1.50% - 8.00%     62.0     57.3
                                                                          -------- --------
   Total future policy benefits.................                          $9,146.7 $9,482.3
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table, Annuity 2000 Mortality Table or 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   During 2014, loss recognition testing for our acquired block of accident and health insurance contracts resulted in a premium deficiency. As a result, we increased reserves $59.3 million and ceded this amount to GLIC. The results of the test were driven by changes to assumptions and methodologies primarily impacting claim termination rates, most significantly in later-duration claims, and benefit utilization rates. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for this block of business by an amount that could be material to our results of operations and financial condition and liquidity.

   In 2014, we recorded a favorable correction of $38.3 million in our life insurance business related to a reinsurance agreement with GLIC whereby the ceded business was coded with incorrect assumptions. We also recorded an unfavorable correction of $27.7 million in 2014 related to reserves on a reinsurance transaction. These corrections related to prior year periods but were not material to our consolidated financial condition, results of operations or cash flows as previously presented.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2015      2014
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 4,456.8 $ 3,944.4
    Structured settlements without life contingencies..     903.9     989.6
    FABNs, funding agreements and GICs.................       5.5       7.3
    Supplementary contracts without life contingencies.     491.9     467.7
    Variable universal life insurance contracts........      16.1      17.1
                                                        --------- ---------
       Total investment contracts......................   5,874.2   5,426.1
    Universal life insurance contracts.................   6,427.1   6,107.3
                                                        --------- ---------
       Total policyholder account balances............. $12,301.3 $11,533.4
                                                        ========= =========

   In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $15.0 million of common stock related to our membership as of December 31, 2015 and 2014, which was included in equity securities. We have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. We did not have any outstanding funding agreements issued to the FHLB as of December 31, 2015 and 2014. We had letters of credit related to the FHLB of $582.8 million as of December 31, 2015 and 2014, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $622.9 million and $626.8 million as of December 31, 2015 and 2014, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2015     2014
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,301.5 $2,632.0
   Net amount at risk...................................................... $    4.4 $    5.1
   Average attained age of contractholders.................................       73       72
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,516.7 $3,013.5
   Net amount at risk...................................................... $  178.4 $  117.7
   Average attained age of contractholders.................................       74       73
Account values with living benefit guarantees:
   GMWBs................................................................... $2,700.1 $3,190.3
   Guaranteed annuitization benefits....................................... $1,147.6 $1,321.0

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2015 and 2014, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,510.3 million and $6,331.4 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $71.3 million and $54.5 million as of December 31, 2015 and 2014, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2015 and 2014, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $666.7 million and $481.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2015     2014
                    ---------------------  -------- --------
                     Balanced funds....... $3,011.6 $3,505.3
                     Equity funds.........  1,215.1  1,430.7
                     Bond funds...........    498.1    607.0
                     Money market funds...     77.3     82.6
                                           -------- --------
                        Total............. $4,802.1 $5,625.6
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (AMOUNTS IN MILLIONS)                               2015   2014
        ---------------------                              ------ ------
        Life insurance.................................... $191.3 $178.2
        Fixed annuities...................................   12.2   11.8
        Accident and health insurance contracts...........   42.9   46.5
        Runoff............................................    8.2    9.3
                                                           ------ ------
           Total liability for policy and contract claims. $254.6 $245.8
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2015     2014     2013
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 245.8  $ 247.6  $ 233.1
       Less reinsurance recoverables..........  (112.4)  (125.7)  (109.8)
                                               -------  -------  -------
          Net balance as of January 1.........   133.4    121.9    123.3
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   810.8    888.3    714.4
          Prior years.........................     8.4     14.9     13.9
                                               -------  -------  -------
              Total incurred..................   819.2    903.2    728.3
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (736.8)  (796.5)  (657.1)
          Prior years.........................   (88.5)   (95.2)   (72.6)
                                               -------  -------  -------
              Total paid......................  (825.3)  (891.7)  (729.7)
                                               -------  -------  -------
          Net balance as of December 31.......   127.3    133.4    121.9
       Add reinsurance recoverables...........   127.3    112.4    125.7
                                               -------  -------  -------
       Ending balance as of December 31....... $ 254.6  $ 245.8  $ 247.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2015

   For 2015, the increase in the ending liability for policy and contract claims was primarily related to our life insurance business largely driven by higher frequency and severity of claims in 2015.

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


2014

   For 2014, the increase in incurred losses was primarily related to our life insurance business largely driven by unfavorable mortality in 2014 compared to favorable mortality in 2013.

   In 2014, we strengthened prior year reserves by $14.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.0 million from $178.1 million as of December 31, 2013 primarily due to unfavorable mortality and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $2.9 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

2013

   For 2013, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from modestly higher claim frequency and severity in 2013 compared to 2012.

   In 2013, we strengthened prior year reserves by $13.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.8 million from $164.7 million as of December 31, 2012 primarily due to modestly higher claim severity and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $1.1 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

               (AMOUNTS IN MILLIONS)
               ---------------------
               ISSUANCE                         2015      2014
               --------                       --------  --------
               River Lake I, due 2033/(1)/... $  600.0  $  600.0
               River Lake I, due 2033/(2)/...    404.6     435.2
               River Lake II, due 2035/(1)/..    300.0     300.0
               River Lake II, due 2035/(2)/..    494.8     531.6
               Rivermont I, due 2050/(1)/....    315.0     315.0
                                              --------  --------
                  Subtotal...................  2,114.4   2,181.8
                  Deferred borrowing charges.    (16.2)    (16.5)
                                              --------  --------
                  Total...................... $2,098.2  $2,165.3
                                              ========  ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   These surplus notes bear a floating rate of interest and have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2015 and 2014, the fair value of this derivative was $3.8 million and $5.2 million, respectively.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2015 and 2014, River Lake I repaid $30.6 million and $26.1 million, respectively, of its total outstanding floating rate subordinated notes due in 2033.

   During 2015 and 2014, River Lake II repaid $36.8 million and $18.4 million, respectively, of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2015 and 2014 were 1.8% and 1.6%, respectively.

   In connection with the life block transaction with Protective Life discussed in note 5, River Lake I and River Lake II redeemed their outstanding floating rate subordinated notes in the first quarter of 2016.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2015    2014    2013
    ---------------------                          -------  ------  ------
    Current federal income taxes.................. $ (23.9) $ 31.7  $(40.0)
    Deferred federal income taxes.................  (184.2)  (20.9)  102.0
                                                   -------  ------  ------
       Total federal income taxes.................  (208.1)   10.8    62.0
                                                   -------  ------  ------
    Current state income taxes....................    (1.2)    1.5     2.9
    Deferred state income taxes...................    (1.9)   (0.8)  (11.5)
                                                   -------  ------  ------
       Total state income taxes...................    (3.1)    0.7    (8.6)
                                                   -------  ------  ------
       Total provision (benefit) for income taxes. $(211.2) $ 11.5  $ 53.4
                                                   =======  ======  ======

   As of December 31, 2015, the current federal income tax receivable was $5.0 million and was included in other assets in the consolidated balance sheet. As of December 31, 2014, the current federal income tax payable was $66.8 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2015 and 2014, the current state income tax payable was $0.2 million and $1.6 million, respectively, and was included in other liabilities in the consolidated balance sheets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In 2013, we identified adjustments related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA, which reduced our additional paid-in capital by $4.1 million. In 2013, we also recorded $0.4 million to additional paid-in capital related to the settlements of a 2009 Revenue Agent Report. In 2014, we identified further adjustments to liabilities related to tax contingency reserves that increased our additional paid-in capital by $1.4 million. In 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                       2015            2014           2013
---------------------                                  -------------  --------------   ------------
Pre-tax income (loss) before equity in net income of
  unconsolidated subsidiary........................... $(577.4)       $(204.5)         $180.2
                                                       =======        =======          ======
Statutory U.S. federal income tax rate................ $(202.1) 35.0% $ (71.6)  35.0%  $ 63.1  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.    (2.0)  0.3      0.5   (0.2)    (5.6) (3.1)
   Benefit on tax favored investments.................   (10.8)  1.9    (16.9)   8.2    (17.5) (9.7)
   Non-deductible goodwill............................      --    --    106.4  (52.0)      --    --
   Valuation allowance................................    (1.2)  0.2       --     --     13.4   7.4
   Other, net/(1)/....................................     4.9  (0.8)    (6.9)   3.4       --    --
                                                       -------  ----  -------  -----   ------  ----
Effective rate........................................ $(211.2) 36.6% $  11.5   (5.6)% $ 53.4  29.6%
                                                       =======  ====  =======  =====   ======  ====

--------
/(1)/In 2014, we decreased our income tax provision by $7.1 million, or 3.5% effective tax rate, with an offset to deferred tax liability related to the write-off of an unsupported tax balance.

   For the year ended December 31, 2015, the increase in the effective tax rate was primarily attributable to an impairment of non-deductible goodwill in 2014 that did not recur. For the year ended December 31, 2014, the decrease in the effective tax rate was primarily attributable to non-deductible goodwill, partially offset by benefits on tax favored investments and write-off of an unsupported tax balance in 2014.

   The components of the net deferred income tax liability were as follows as of December 31:

     (AMOUNTS IN MILLIONS)                               2015      2014
     ---------------------                             --------  --------
     Assets:
        Accrued expenses.............................. $    8.6  $    6.7
        Net operating loss carryforwards..............    437.1     279.4
        Foreign tax credit carryforwards..............      5.0      11.8
        State income taxes............................      8.6       6.7
        Other.........................................      7.0       6.0
                                                       --------  --------
            Gross deferred income tax assets..........    466.3     310.6
            Valuation allowance.......................    (12.3)    (13.5)
                                                       --------  --------
            Total deferred income tax assets..........    454.0     297.1
                                                       --------  --------
     Liabilities:
        Investments...................................      3.5       1.4
        Insurance reserves............................    720.6     586.7
        Net unrealized gains on investment securities.     63.5     160.9
        PVFP..........................................     76.3      82.3
        DAC...........................................    584.5     754.6
        Other.........................................      6.6       9.1
                                                       --------  --------
            Total deferred income tax liabilities.....  1,455.0   1,595.0
                                                       --------  --------
            Net deferred income tax liability......... $1,001.0  $1,297.9
                                                       ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The above valuation allowance of $12.3 million as of December 31, 2015 related to a specific federal separate tax return net operating loss deferred tax asset. The above valuation allowance of $13.5 million as of December 31, 2014 related to foreign tax credits and a specific federal separate tax return net operating loss deferred tax asset. Based on our analysis, we believe it is more likely than not that the results of future operations will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $1,248.9 million as of December 31, 2015, and if unused, will expire beginning in 2024. Foreign tax credit carryforwards amounted to $5.0 million as of December 31, 2015, and if unused will begin to expire in 2019.

   In 2013, we identified adjustments to our deferred tax liability related to an unsupported tax balance that arose prior to Genworth's initial public offering ("IPO") and increased it by $5.8 million, with an offset to additional paid-in capital. GLICNY also identified further adjustments to its deferred tax liability that arose prior to Genworth's IPO which decreased our investment in GLICNY and additional paid-in capital by $0.8 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (AMOUNTS IN MILLIONS)                          2015   2014   2013
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 9.6  $ 9.8  $10.0
       Tax positions related to the current period:
          Gross additions...........................   0.8    1.8    1.2
          Gross reductions..........................  (1.6)    --     --
       Tax positions related to the prior years:
          Gross additions...........................    --     --    0.7
          Gross reductions..........................  (1.7)  (2.0)  (2.1)
                                                     -----  -----  -----
       Balance as of December 31.................... $ 7.1  $ 9.6  $ 9.8
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $7.1 million as of December 31, 2015, of which $3.8 million, if recognized, would affect the effective rate on operations. We do not believe it is reasonably possible that any unrecognized tax benefits will be recognized in 2016.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2015, 2014 and 2013, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2015 and 2014.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2011. Any exposure with respect to these pre-2012 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash (paid) received for taxes was $(48.5) million, $18.5 million and $24.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $81.2 million, $80.0 million and $88.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2015  2014   2013
---------------------                                                  ---- -----  -----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $0.9 $(1.5) $(1.6)
                                                                       ---- -----  -----
   Total non-cash transactions........................................ $0.9 $(1.5) $(1.6)
                                                                       ==== =====  =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. See note 7 for additional information related to reinsurance transactions with related parties.

   Under this agreement, amounts incurred for these items aggregated $150.3 million, $141.1 million and $157.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $28.2 million, $35.3 million and $32.3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.9 million, $16.1 million and $16.7 million to Genworth in 2015, 2014 and 2013, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2015, 2014 and 2013, we incurred no interest expense under this agreement. For the years ended December 31, 2015, 2014 and 2013, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2015 and 2014, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2015 and 2014, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $6.8 million and $3.1 million as of December 31, 2015 and 2014, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2015 and 2014 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2015, we recorded $24.5 million in retained earnings related to losses associated with the sale of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

securities to affiliates. For the year ended December 31, 2014, we did not sell any securities to affiliates. For the year ended December 31, 2013, we recorded $1.2 million in additional paid-in capital related to gains associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2015 and 2014, Newco leased buildings to affiliates and we recognized $4.4 million in rental income related to these lease arrangements in each year.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2015
                     -                       ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,675.3 $1,751.2   $--    $  --  $1,751.2
   Other invested assets....................     /(1)/       20.3     21.5    --     10.3      11.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,098.2  1,532.6    --       --   1,532.6
   Investment contracts.....................     /(1)/    5,874.2  6,250.1    --      5.2   6,244.9
Other firm commitments:
   Commitments to fund limited partnerships.   13.2            --       --    --       --        --
   Ordinary course of business lending
     commitments............................    8.7            --       --    --       --        --

                                                                      2014
                                             ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,652.9 $1,776.7   $--    $  --  $1,776.7
   Other invested assets....................     /(1)/       79.6     80.7    --     68.1      12.6
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,181.8  1,573.2    --       --   1,573.2
   Investment contracts.....................     /(1)/    5,426.1  5,696.8    --      6.8   5,690.0
Other firm commitments:
   Commitments to fund limited partnerships.   14.0            --       --    --       --        --
   Ordinary course of business lending
     commitments............................   10.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The fair value of fixed maturity, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or third-party broker provided prices ("broker quotes"), which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that we believe would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level
3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   A summary of the inputs used for our fixed maturity, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

LEVEL 1 MEASUREMENTS

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

LEVEL 2 MEASUREMENTS

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 85% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

      Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2015:

(AMOUNTS IN MILLIONS)                  FAIR VALUE          PRIMARY METHODOLOGIES                   SIGNIFICANT INPUTS
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association
                                                                                          ("BMA") OAS, Treasury Curve, Agency
U.S. government, agencies and                      Price quotes from trading desk,        Bullet Curve, maturity to issuer
 government-sponsored enterprises.....   $961.4    broker feeds                           spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......   $612.5    vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................   $161.5    market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $4,495.7    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,528.3    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,543.9    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                   Multi-dimensional attribute-based      year, tranche type, original credit
                                                   modeling systems, pricing matrix,      ratings, weighted-average life, cash
                                                   spread matrix priced to swap curves,   flows, spreads derived from broker
                                                   Trepp commercial mortgage-backed       quotes, bid side prices, spreads to
Commercial mortgage-backed............   $771.7    securities analytics model             daily updated swaps curves
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $519.8    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $213.2 million and $83.7 million, respectively, as of December 31, 2015. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

LEVEL 3 MEASUREMENTS

   Fixed maturity securities

  . Internal models: A portion of our U.S. government, agencies and government-sponsored enterprises, non-U.S. government, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $987.3 million as of December 31, 2015.

  . Broker quotes: A portion of our state and political subdivisions, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $538.1 million as of December 31, 2015.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2015 and 2014, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $67.8 million and $64.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We offer indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                       2015
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   961.4 $     -- $   961.4 $     --
          State and political subdivisions............................     612.5       --     612.5       --
          Non-U.S. government.........................................     172.2       --     172.2       --
          U.S. corporate:
             Utilities................................................     805.0       --     601.7    203.3
             Energy...................................................     661.6       --     589.4     72.2
             Finance and insurance....................................   1,133.1       --     957.9    175.2
             Consumer--non-cyclical...................................     796.3       --     771.5     24.8
             Technology and communications............................     471.2       --     471.2       --
             Industrial...............................................     255.6       --     246.7      8.9
             Capital goods............................................     409.0       --     373.2     35.8
             Consumer--cyclical.......................................     436.1       --     349.6     86.5
             Transportation...........................................     289.1       --     250.1     39.0
             Other....................................................     166.4       --      97.6     68.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,423.4       --   4,708.9    714.5
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     127.7       --      61.8     65.9
             Energy...................................................     297.0       --     226.9     70.1
             Finance and insurance....................................     425.7       --     369.8     55.9
             Consumer--non-cyclical...................................     161.1       --     125.7     35.4
             Technology and communications............................     222.1       --     214.6      7.5
             Industrial...............................................     241.0       --     211.0     30.0
             Capital goods............................................     127.7       --      62.3     65.4
             Consumer--cyclical.......................................      56.6       --      51.4      5.2
             Transportation...........................................     137.2       --     113.6     23.6
             Other....................................................     202.5       --     174.9     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,998.6       --   1,612.0    386.6
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,574.0       --   1,543.9     30.1
          Commercial mortgage-backed..................................     777.3       --     771.7      5.6
          Other asset-backed..........................................     908.4       --     519.8    388.6
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,427.8       --  10,902.4  1,525.4
                                                                       --------- -------- --------- --------
       Equity securities..............................................      54.8     38.0       1.0     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     442.3       --     442.3       --
          Derivative assets:
             Interest rate swaps......................................       0.7       --       0.7       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      28.3       --        --     28.3
             Equity return swaps......................................       2.1       --       2.1       --
             Limited guarantee........................................       3.8       --        --      3.8
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      35.0       --       2.9     32.1
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      95.7       --      95.7       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     573.0       --     540.9     32.1
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      38.9       --      38.9       --
    Reinsurance recoverable/(2)/......................................      14.1       --        --     14.1
    Separate account assets...........................................   7,228.9  7,228.9        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $20,337.5 $7,266.9 $11,483.2 $1,587.4
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                       2014
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $ 1,023.4 $     -- $ 1,023.4 $     --
          State and political subdivisions............................     570.7       --     565.6      5.1
          Non-U.S. government.........................................     197.9       --     197.9       --
          U.S. corporate:
             Utilities................................................     920.2       --     720.9    199.3
             Energy...................................................     746.6       --     662.8     83.8
             Finance and insurance....................................   1,328.6       --   1,211.1    117.5
             Consumer--non-cyclical...................................     921.6       --     874.8     46.8
             Technology and communications............................     580.6       --     580.6       --
             Industrial...............................................     291.1       --     291.1       --
             Capital goods............................................     457.6       --     425.3     32.3
             Consumer--cyclical.......................................     578.0       --     453.8    124.2
             Transportation...........................................     299.6       --     231.2     68.4
             Other....................................................     191.5       --     118.7     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   6,315.4       --   5,570.3    745.1
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     129.9       --      53.5     76.4
             Energy...................................................     429.5       --     327.9    101.6
             Finance and insurance....................................     538.6       --     460.5     78.1
             Consumer--non-cyclical...................................     171.0       --     131.9     39.1
             Technology and communications............................     203.9       --     203.9       --
             Industrial...............................................     285.2       --     234.9     50.3
             Capital goods............................................     116.9       --      44.3     72.6
             Consumer--cyclical.......................................      22.6       --       6.8     15.8
             Transportation...........................................     116.6       --      84.7     31.9
             Other....................................................     341.0       --     313.4     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   2,355.2       --   1,861.8    493.4
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,644.6       --   1,631.7     12.9
          Commercial mortgage-backed..................................     912.1       --     911.1      1.0
          Other asset-backed..........................................   1,478.8       --     925.4    553.4
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  14,498.1       --  12,687.2  1,810.9
                                                                       --------- -------- --------- --------
       Equity securities..............................................      52.2     35.1       1.2     15.9
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     198.0       --     198.0       --
          Derivative assets:
             Interest rate swaps......................................       6.3       --       6.3       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      14.3       --        --     14.3
             Limited guarantee........................................       5.2       --        --      5.2
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      25.9       --       6.4     19.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      61.8       --      61.8       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     285.7       --     266.2     19.5
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      42.8       --      42.8       --
    Reinsurance recoverable/(2)/......................................      10.9       --        --     10.9
    Separate account assets...........................................   8,422.6  8,422.6        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $23,312.3 $8,457.7 $12,997.4 $1,857.2
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                 TOTAL REALIZED AND
                                                 UNREALIZED GAINS
                                                     (LOSSES)
                                      BEGINNING  ----------------
                                       BALANCE   INCLUDED
                                        AS OF     IN NET                                                      TRANSFER
                                      JANUARY 1,  INCOME   INCLUDED                                             INTO
(AMOUNTS IN MILLIONS)                    2015     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                 ---------- --------  -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and political subdivisions..  $    5.1   $   --    $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
         Utilities...................     199.3       --      (3.2)     9.0        --      --         (1.8)        --
         Energy......................      83.8       --      (3.4)      --      (4.1)     --         (4.1)        --
         Finance and
          insurance..................     117.5      0.5      (1.9)    35.0        --      --         (4.5)      36.6
         Consumer--
          non-cyclical...............      46.8       --       0.1       --        --      --        (12.0)        --
         Industrial..................        --       --      (0.1)     9.0        --      --           --         --
         Capital goods...............      32.3      0.1      (1.6)     7.8      (2.8)     --           --         --
         Consumer--cyclical..........     124.2       --      (4.8)    20.0        --      --         (4.9)       0.5
         Transportation..............      68.4       --      (0.4)      --        --      --        (17.5)        --
         Other.......................      72.8       --      (0.7)      --        --      --         (3.3)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total U.S. corporate........     745.1      0.6     (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:...............
         Utilities...................      76.4       --      (0.5)    10.0        --      --        (20.0)        --
         Energy......................     101.6     (0.3)     (6.1)      --      (4.7)     --        (20.4)        --
         Finance and
          insurance..................      78.1      2.4      (1.7)      --        --      --        (21.4)        --
         Consumer--
          non-cyclical...............      39.1       --      (2.0)     9.0        --      --        (10.7)        --
         Technology and
          communications.............        --       --      (0.5)     8.0        --      --           --         --
         Industrial..................      50.3       --      (1.0)     1.0        --      --         (4.0)        --
         Capital goods...............      72.6       --      (2.2)      --        --      --         (5.0)        --
         Consumer--cyclical..........      15.8       --      (0.4)      --        --      --           --       15.0
         Transportation..............      31.9       --      (0.3)      --        --      --         (8.0)        --
         Other.......................      27.6       --       0.7       --        --      --         (0.7)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total non-U.S.
          corporate..................     493.4      2.1     (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Residential mortgage-backed.......      12.9     (0.2)     (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed........       1.0       --      (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed................     553.4     (1.1)      1.8     54.0    (172.4)     --        (75.9)      74.9
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total fixed maturity securities...   1,810.9      1.4     (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
Equity securities....................      15.9       --      (0.1)      --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
      Equity index options...........      14.3    (23.1)       --     37.1        --      --           --         --
      Limited guarantee..............       5.2     (1.4)       --       --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
      Total derivative assets........      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total other invested assets.......      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/.........      10.9      1.2        --       --        --     2.0           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Total Level 3 assets.................  $1,857.2   $(21.9)   $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                       ========   ======    ======   ======   =======    ====      =======     ======

                                                                TOTAL GAINS
                                                                  (LOSSES)
                                                                INCLUDED IN
                                                      ENDING     NET INCOME
                                                     BALANCE       (LOSS)
                                       TRANSFER       AS OF     ATTRIBUTABLE
                                        OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                 LEVEL 3/(1)/     2015      STILL HELD
---------------------                 -----------  ------------ ------------
Fixed maturity securities:
   State and political subdivisions..   $  (5.1)     $     --      $  --
   U.S. corporate:
         Utilities...................        --         203.3         --
         Energy......................        --          72.2         --
         Finance and
          insurance..................      (8.0)        175.2        0.5
         Consumer--
          non-cyclical...............     (10.1)         24.8         --
         Industrial..................        --           8.9         --
         Capital goods...............        --          35.8        0.1
         Consumer--cyclical..........     (48.5)         86.5         --
         Transportation..............     (11.5)         39.0         --
         Other.......................        --          68.8         --
                                        -------      --------      -----
         Total U.S. corporate........     (78.1)        714.5        0.6
                                        -------      --------      -----
   Non-U.S. corporate:...............
         Utilities...................        --          65.9         --
         Energy......................        --          70.1       (0.3)
         Finance and
          insurance..................      (1.5)         55.9         --
         Consumer--
          non-cyclical...............        --          35.4         --
         Technology and
          communications.............        --           7.5         --
         Industrial..................     (16.3)         30.0         --
         Capital goods...............        --          65.4         --
         Consumer--cyclical..........     (25.2)          5.2         --
         Transportation..............        --          23.6         --
         Other.......................        --          27.6         --
                                        -------      --------      -----
         Total non-U.S.
          corporate..................     (43.0)        386.6       (0.3)
                                        -------      --------      -----
   Residential mortgage-backed.......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed........     (13.5)          5.6         --
   Other asset-backed................     (46.1)        388.6       (1.6)
                                        -------      --------      -----
   Total fixed maturity securities...    (195.8)      1,525.4       (1.5)
                                        -------      --------      -----
Equity securities....................        --          15.8         --
                                        -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options...........        --          28.3       (2.6)
      Limited guarantee..............        --           3.8       (1.4)
                                        -------      --------      -----
      Total derivative assets........        --          32.1       (4.0)
                                        -------      --------      -----
   Total other invested assets.......        --          32.1       (4.0)
                                        -------      --------      -----
Reinsurance recoverable/(2)/.........        --          14.1        1.2
                                        -------      --------      -----
Total Level 3 assets.................   $(195.8)     $1,587.4      $(4.3)
                                        =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                                    (LOSSES)
                                     BEGINNING  ----------------
                                      BALANCE   INCLUDED
                                       AS OF     IN NET                                                     TRANSFER
                                     JANUARY 1,  INCOME   INCLUDED                                            INTO
(AMOUNTS IN MILLIONS)                   2014     (LOSS)    IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   State and political
    subdivisions....................  $     --   $   --    $ 0.1    $  5.0   $   --    $ --      $    --     $   --
   Non-U.S. government..............      10.9       --      0.1        --       --      --           --         --
   U.S. corporate:
      Utilities.....................     192.4     (0.1)     3.8        --       --      --         (3.4)      17.9
      Energy........................     100.7     (0.1)     0.4        --       --      --         (1.1)        --
      Finance and insurance.........      58.6      1.0      0.8      10.8     (0.8)     --         (2.8)      53.1
      Consumer--non-cyclical........      56.0      2.1     (2.7)       --       --      --        (18.6)      10.0
      Technology and
       communications...............      10.7      0.1      0.4        --    (10.1)     --         (1.1)        --
      Industrial....................       8.8      0.9     (0.1)       --       --      --         (7.7)       0.1
      Capital goods.................      18.2      0.1      0.5       8.0       --      --           --        5.5
      Consumer--cyclical............     131.1       --      1.6      12.0       --      --        (20.5)        --
      Transportation................      80.3       --     (0.6)     10.0       --      --         (5.0)        --
      Other.........................      74.3       --      3.2       8.3       --      --         (3.1)       0.1
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total U.S. corporate..........     731.1      4.0      7.3      49.1    (10.9)     --        (63.3)      86.7
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      54.8       --      1.7      16.0       --      --           --        3.9
      Energy........................      98.3       --     (4.7)     22.0       --      --        (19.1)       5.1
      Finance and insurance.........      62.7      0.1      0.2      10.0       --      --         (0.2)       5.3
      Consumer--non-cyclical........      66.8      0.2      0.9        --       --      --        (28.8)        --
      Industrial....................      49.3       --      1.1        --       --      --           --         --
      Capital goods.................      77.7      0.7     (1.6)     15.0    (13.0)     --        (10.7)       4.5
      Consumer--cyclical............      18.6       --      0.3        --       --      --         (3.0)        --
      Transportation................      47.6       --     (0.7)       --       --      --        (15.0)        --
      Other.........................      40.1       --     (5.5)       --       --      --        (17.0)      10.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total non-U.S. corporate......     515.9      1.0     (8.3)     63.0    (13.0)     --        (93.8)      28.8
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Residential mortgage-backed......       4.9     (0.1)     0.2      15.5       --      --         (4.0)        --
   Commercial mortgage-backed.......       2.3       --      0.5        --       --      --         (1.6)        --
   Other asset-backed...............     390.2      0.7      2.3     112.1       --      --        (50.0)     103.5
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total fixed maturity securities..   1,655.3      5.6      2.2     244.7    (23.9)     --       (212.7)     219.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
Equity securities...................      20.7       --      0.2        --     (5.0)     --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      10.9    (28.0)      --      31.4       --      --           --         --
    Limited guarantee...............        --      5.2       --        --       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
    Total derivative assets.........      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total other invested assets......      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Reinsurance recoverable /(2)/.......      (0.7)     9.3       --        --       --     2.3           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Total Level 3 assets................  $1,686.2   $ (7.9)   $ 2.4    $276.1   $(28.9)   $2.3      $(212.7)    $219.0
                                      ========   ======    =====    ======   ======    ====      =======     ======

                                                               TOTAL GAINS
                                                                 (LOSSES)
                                                               INCLUDED IN
                                                     ENDING     NET INCOME
                                                    BALANCE       (LOSS)
                                      TRANSFER       AS OF     ATTRIBUTABLE
                                       OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                LEVEL 3/(1)/     2014      STILL HELD
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and political
    subdivisions....................   $   --       $    5.1      $   --
   Non-U.S. government..............    (11.0)            --          --
   U.S. corporate:
      Utilities.....................    (11.3)         199.3        (0.1)
      Energy........................    (16.1)          83.8        (0.1)
      Finance and insurance.........     (3.2)         117.5         0.8
      Consumer--non-cyclical........       --           46.8          --
      Technology and
       communications...............       --             --          --
      Industrial....................     (2.0)            --          --
      Capital goods.................       --           32.3         0.1
      Consumer--cyclical............       --          124.2          --
      Transportation................    (16.3)          68.4          --
      Other.........................    (10.0)          72.8          --
                                       ------       --------      ------
      Total U.S. corporate..........    (58.9)         745.1         0.7
                                       ------       --------      ------
   Non-U.S. corporate:
      Utilities.....................       --           76.4          --
      Energy........................       --          101.6          --
      Finance and insurance.........       --           78.1         0.1
      Consumer--non-cyclical........       --           39.1          --
      Industrial....................     (0.1)          50.3          --
      Capital goods.................       --           72.6          --
      Consumer--cyclical............     (0.1)          15.8          --
      Transportation................       --           31.9          --
      Other.........................       --           27.6          --
                                       ------       --------      ------
      Total non-U.S. corporate......     (0.2)         493.4         0.1
                                       ------       --------      ------
   Residential mortgage-backed......     (3.6)          12.9          --
   Commercial mortgage-backed.......     (0.2)           1.0          --
   Other asset-backed...............     (5.4)         553.4         0.5
                                       ------       --------      ------
   Total fixed maturity securities..    (79.3)       1,810.9         1.3
                                       ------       --------      ------
Equity securities...................       --           15.9          --
                                       ------       --------      ------
Other invested assets:
   Derivative assets:
    Equity index options............       --           14.3       (24.6)
    Limited guarantee...............       --            5.2         5.2
                                       ------       --------      ------
    Total derivative assets.........       --           19.5       (19.4)
                                       ------       --------      ------
   Total other invested assets......       --           19.5       (19.4)
                                       ------       --------      ------
Reinsurance recoverable /(2)/.......       --           10.9         9.3
                                       ------       --------      ------
Total Level 3 assets................   $(79.3)      $1,857.2      $ (8.8)
                                       ======       ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                           TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                BEGINNING  ----------------
                                 BALANCE   INCLUDED
                                  AS OF     IN NET                                                      TRANSFER     TRANSFER
                                JANUARY 1,  INCOME   INCLUDED                                             INTO        OUT OF
(AMOUNTS IN MILLIONS)              2013     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/ LEVEL 3/(1)/
---------------------           ---------- --------  -------- --------- -------  --------- ----------- -----------  -----------
Fixed maturity securities:
   Non-U.S. government.........  $     --   $   --    $  0.4   $   --   $    --    $ --      $    --     $ 10.5       $   --
   U.S. corporate:
      Utilities................     198.6     (0.1)      3.5      5.5     (15.0)     --         (8.5)      16.7         (8.3)
      Energy...................      68.6     (0.1)      6.0     20.0        --      --         (6.1)      12.3           --
      Finance and
       insurance...............      69.5      1.0     (16.0)    10.0        --      --         (2.4)      10.5        (14.0)
      Consumer--non-
       cyclical................      65.9      0.8       0.7       --        --      --        (11.4)        --           --
      Technology and
       communications..........       4.2       --      (0.4)     5.8        --      --         (0.4)       1.5           --
      Industrial...............      12.4     (0.1)      0.2       --        --      --         (3.7)        --           --
      Capital goods............      43.8      0.8       0.5       --     (18.7)     --         (8.2)        --           --
      Consumer--cyclical.......     178.6       --       3.1       --        --      --        (59.8)      20.2        (11.0)
      Transportation...........      72.9       --       0.9      8.6        --      --         (5.6)       3.5           --
      Other....................     141.0       --       0.1       --        --      --        (62.8)      16.3        (20.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total U.S. corporate.....     855.5      2.3      (1.4)    49.9     (33.7)     --       (168.9)      81.0        (53.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Non-U.S. corporate:
      Utilities................      43.5       --       1.3     10.0        --      --           --         --           --
      Energy...................      88.6       --       0.7      3.0        --      --         (9.0)      15.0           --
      Finance and
       insurance...............      86.3     (0.9)    (11.5)     8.0     (19.0)     --           --         --         (0.2)
      Consumer--non-
       cyclical................      65.3       --      (1.1)    10.1        --      --         (7.5)        --           --
      Technology and
       communications..........      10.0       --        --       --        --      --        (10.2)       0.2           --
      Industrial...............      75.0       --      (0.7)      --        --      --        (25.0)        --           --
      Capital goods............      98.0       --       4.2       --        --      --        (24.5)        --           --
      Consumer--cyclical.......      18.0       --       0.6       --        --      --           --         --           --
      Transportation...........      45.0       --       2.7       --        --      --           --         --         (0.1)
      Other....................      38.0       --       2.0       --        --      --           --        0.1           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total non-U.S.
       corporate...............     567.7     (0.9)     (1.8)    31.1     (19.0)     --        (76.2)      15.3         (0.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Residential mortgage-
    backed.....................       7.3     (4.6)      9.7       --      (5.2)     --         (2.3)        --           --
   Commercial mortgage-
    backed.....................      12.0     (1.6)      1.0       --      (0.1)     --        (12.5)       5.2         (1.7)
   Other asset-backed..........     225.1     (0.1)      7.7     65.8     (18.7)     --        (13.0)     123.4           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total fixed maturity
    securities.................   1,667.6     (4.9)     15.6    146.8     (76.7)     --       (272.9)     235.4        (55.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Equity securities..............      38.6      2.1      (0.5)      --     (19.5)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Other invested assets:
   Trading securities..........      13.4      3.6        --       --     (16.5)     --         (0.5)        --           --
   Derivative assets:
    Interest rate swaps........       1.6     (0.2)       --       --      (1.4)     --           --         --           --
    Equity index options.......      18.2    (34.9)       --     36.8      (9.2)     --           --         --           --
    Limited guarantee..........       0.5     (0.5)       --       --        --      --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
    Total derivative assets....      20.3    (35.6)       --     36.8     (10.6)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total other invested
    assets.....................      33.7    (32.0)       --     36.8     (27.1)     --         (0.5)        --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Reinsurance recoverable /(2)/..       8.4    (11.4)       --       --        --     2.3           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Total Level 3 assets...........  $1,748.3   $(46.2)   $ 15.1   $183.6   $(123.3)   $2.3      $(273.4)    $235.4       $(55.6)
                                 ========   ======    ======   ======   =======    ====      =======     ======       ======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2013      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   Non-U.S. government.........   $   10.9      $   --
   U.S. corporate:
      Utilities................      192.4          --
      Energy...................      100.7          --
      Finance and
       insurance...............       58.6         0.9
      Consumer--non-
       cyclical................       56.0          --
      Technology and
       communications..........       10.7          --
      Industrial...............        8.8          --
      Capital goods............       18.2          --
      Consumer--cyclical.......      131.1          --
      Transportation...........       80.3          --
      Other....................       74.3          --
                                  --------      ------
      Total U.S. corporate.....      731.1         0.9
                                  --------      ------
   Non-U.S. corporate:
      Utilities................       54.8          --
      Energy...................       98.3          --
      Finance and
       insurance...............       62.7        (0.9)
      Consumer--non-
       cyclical................       66.8          --
      Technology and
       communications..........         --          --
      Industrial...............       49.3          --
      Capital goods............       77.7          --
      Consumer--cyclical.......       18.6          --
      Transportation...........       47.6          --
      Other....................       40.1          --
                                  --------      ------
      Total non-U.S.
       corporate...............      515.9        (0.9)
                                  --------      ------
   Residential mortgage-
    backed.....................        4.9          --
   Commercial mortgage-
    backed.....................        2.3        (1.0)
   Other asset-backed..........      390.2         1.1
                                  --------      ------
   Total fixed maturity
    securities.................    1,655.3         0.1
                                  --------      ------
Equity securities..............       20.7          --
                                  --------      ------
Other invested assets:
   Trading securities..........         --          --
   Derivative assets:
    Interest rate swaps........         --          --
    Equity index options.......       10.9       (29.9)
    Limited guarantee..........         --          --
                                  --------      ------
    Total derivative assets....       10.9       (29.9)
                                  --------      ------
   Total other invested
    assets.....................       10.9       (29.9)
                                  --------      ------
Reinsurance recoverable /(2)/..       (0.7)      (11.4)
                                  --------      ------
Total Level 3 assets...........   $1,686.2      $(41.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015    2014    2013
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  4.1  $  5.5  $  3.2
   Net investment gains (losses)......................................................  (26.0)  (13.4)  (49.4)
                                                                                       ------  ------  ------
       Total.......................................................................... $(21.9) $ (7.9) $(46.2)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.2  $  1.3  $  2.1
   Net investment gains (losses)......................................................   (5.5)  (10.1)  (43.3)
                                                                                       ------  ------  ------
       Total.......................................................................... $ (4.3) $ (8.8) $(41.2)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2015
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $305.1   $--    $ --   $305.1
       Fixed index annuity embedded derivatives........  338.6    --      --    338.6
       Indexed universal life embedded derivatives.....   10.0    --      --     10.0
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  653.7    --      --    653.7
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Interest rate swaps.............................    0.2    --     0.2       --
       Equity index options............................    0.3    --      --      0.3
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.5    --     0.2      0.3
                                                        ------   ---    ----   ------
          Total liabilities............................ $654.2   $--    $0.2   $654.0
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                     2014
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $251.7   $--    $ --   $251.7
       Fixed index annuity embedded derivatives........  270.2    --      --    270.2
       Indexed universal life embedded derivatives.....    6.7    --      --      6.7
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  528.6    --      --    528.6
                                                        ------   ---    ----   ------
   Derivative liabilities:.............................
       Equity return swaps.............................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total liabilities............................... $529.5   $--    $0.9   $528.6
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                        TOTAL REALIZED AND
                                        UNREALIZED (GAINS)
                            BEGINNING         LOSSES                                                                    ENDING
                             BALANCE   ---------------------                                                           BALANCE
                              AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                            JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)          2015        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2015
---------------------       ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......   $251.7      $22.8       $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives...........    270.2        7.1        --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal
     life embedded
     derivatives...........      6.7       (6.5)       --        --      --      9.8         --       --       --         10.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account
     balances..............    528.6       23.4        --        --      --    106.2       (4.5)      --       --        653.7
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Derivative liabilities:
    Equity index
     options...............       --        0.5        --        --      --       --       (0.2)      --       --          0.3
    Total derivative
     liabilities...........       --        0.5        --        --      --       --       (0.2)      --       --          0.3
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3
 liabilities...............   $528.6      $23.9       $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------

                            TOTAL (GAINS)
                                LOSSES
                             INCLUDED IN
                             NET (INCOME)
                                 LOSS
                             ATTRIBUTABLE
                            TO LIABILITIES
(AMOUNTS IN MILLIONS)         STILL HELD
---------------------       --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......     $26.3
    Fixed index annuity
     embedded
     derivatives...........       7.1
    Indexed universal
     life embedded
     derivatives...........      (6.5)
                                -----
    Total policyholder
     account
     balances..............      26.9
                                -----
Derivative liabilities:
    Equity index
     options...............       0.5
    Total derivative
     liabilities...........       0.5
                                -----
Total Level 3
 liabilities...............     $27.4
                                -----

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                          TOTAL REALIZED AND
                                          UNREALIZED (GAINS)
                               BEGINNING        LOSSES
                                BALANCE  ---------------------
                                 AS OF   INCLUDED IN                                                 TRANSFER TRANSFER
                                JANUARY  NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)           1, 2014      LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          --------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........  $ 82.8      $136.2      $--       $--     $--   $ 32.7      $  --      $--      $--
    Fixed index annuity
     embedded
     derivatives..............   136.8        26.8       --        --      --    108.1       (1.5)      --       --
    Indexed universal life
     embedded
     derivatives..............     0.2         1.0       --        --      --      5.5         --       --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........   219.8       164.0       --        --      --    146.3       (1.5)      --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....  $219.8      $164.0      $--       $--     $--   $146.3      $(1.5)     $--      $--
                                ======      ======      ===       ===     ===   ======      =====      ===      ===

                                            TOTAL (GAINS)
                                                LOSSES
                                             INCLUDED IN
                                  ENDING     NET (INCOME)
                                 BALANCE         LOSS
                                  AS OF      ATTRIBUTABLE
                               DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)              2014       STILL HELD
---------------------          ------------ --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $251.7        $137.9
    Fixed index annuity
     embedded
     derivatives..............     270.2          26.8
    Indexed universal life
     embedded
     derivatives..............       6.7           1.0
                                  ------        ------
    Total policyholder
     account balances.........     528.6         165.7
                                  ------        ------
Total Level 3 liabilities.....    $528.6        $165.7
                                  ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.


                                           TOTAL REALIZED AND
                                           UNREALIZED (GAINS)
                               BEGINNING         LOSSES
                                BALANCE   ---------------------
                                 AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                               JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)             2013        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $307.2     $(257.6)     $--       $--     $--   $ 33.2      $  --      $--      $--
    Fixed index annuity
     embedded derivatives.....     21.7        16.4       --        --      --     98.9       (0.2)      --       --
    Indexed universal life
     embedded
     derivatives..............       --          --       --        --      --      0.2         --       --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........    328.9      (241.2)      --        --      --    132.3       (0.2)      --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....   $328.9     $(241.2)     $--       $--     $--   $132.3      $(0.2)     $--      $--
                                 ======     =======      ===       ===     ===   ======      =====      ===      ===

                                             TOTAL (GAINS)
                                                 LOSSES
                                              INCLUDED IN
                                              NET (INCOME)
                                  ENDING          LOSS
                               BALANCE AS OF  ATTRIBUTABLE
                               DECEMBER 31,  TO LIABILITIES
(AMOUNTS IN MILLIONS)              2013        STILL HELD
---------------------          ------------- --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $ 82.8        $(255.7)
    Fixed index annuity
     embedded derivatives.....     136.8           16.4
    Indexed universal life
     embedded
     derivatives..............       0.2             --
                                  ------        -------
    Total policyholder
     account balances.........     219.8         (239.3)
                                  ------        -------
Total Level 3 liabilities.....    $219.8        $(239.3)
                                  ======        =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                       2015   2014    2013
---------------------                                                                       ----- ------ -------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  23.9  164.0  (241.2)
                                                                                            ----- ------ -------
       Total............................................................................... $23.9 $164.0 $(241.2)
                                                                                            ===== ====== =======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  27.4  165.7  (239.3)
                                                                                            ----- ------ -------
       Total............................................................................... $27.4 $165.7 $(239.3)
                                                                                            ===== ====== =======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2015:

                                              VALUATION
(AMOUNTS IN MILLIONS)                         TECHNIQUE    FAIR VALUE  UNOBSERVABLE INPUT        RANGE      WEIGHTED-AVERAGE
---------------------                      --------------- ---------- --------------------- --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities.......................... Internal models   $193.0      Credit spreads     100bps - 346bps      162bps
       Energy............................. Internal models     31.0      Credit spreads     124bps - 233bps      168bps
       Finance and insurance.............. Internal models    144.0      Credit spreads     99bps - 402bps       210bps
       Consumer--non-cyclical............. Internal models     24.8      Credit spreads     252bps - 495bps      437bps
       Industrial......................... Internal models      8.9      Credit spreads         280bps       Not applicable
       Capital goods...................... Internal models     35.8      Credit spreads     94bps - 440bps       278bps
       Consumer--cyclical................. Internal models     86.5      Credit spreads     94bps - 350bps       241bps
       Transportation..................... Internal models     36.8      Credit spreads     115bps - 262bps      188bps
       Other.............................. Internal models     67.5      Credit spreads     82bps - 495bps       125bps
                                                             ------
       Total U.S. corporate............... Internal models   $628.3      Credit spreads     82bps - 495bps       201bps
----------------------------------------------------------------------------------------------------------------------------
     Non-U.S. corporate:
       Utilities.......................... Internal models   $ 65.9      Credit spreads     122bps - 185bps      165bps
       Energy............................. Internal models     57.8      Credit spreads     150bps - 354bps      235bps
       Finance and insurance.............. Internal models     55.9      Credit spreads     125bps - 230bps      148bps
       Consumer--non-cyclical............. Internal models     35.4      Credit spreads     262bps - 332bps      297bps
       Technology and
        communications.................... Internal models      7.5      Credit spreads         262bps       Not applicable
       Industrial......................... Internal models     30.0      Credit spreads     150bps - 280bps      267bps
       Capital goods...................... Internal models     49.9      Credit spreads     218bps - 440bps      273bps
       Consumer--cyclical................. Internal models      5.2      Credit spreads         252bps       Not applicable
       Transportation..................... Internal models     23.5      Credit spreads     120bps - 146bps      133bps
       Other.............................. Internal models     26.4      Credit spreads     354bps - 714bps      584bps
                                                             ------
       Total non-U.S. corporate........... Internal models   $357.5      Credit spreads     120bps - 714bps      243bps
----------------------------------------------------------------------------------------------------------------------------
    Derivative assets:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $ 28.3        volatility          --% - 23%           17%
----------------------------------------------------------------------------------------------------------------------------
Liabilities
    Policyholder account balances:
                                                                           Withdrawal
                                                                           utilization
                                                                              rate             --% - 98%           66%
                                                                           Lapse rate          --% - 15%           6%
                                                                         Non-performance
                                                                      risk (credit spreads)  40bps - 85bps        70bps
       GMWB embedded                       Stochastic cash                Equity index
        derivatives/(1)/..................   flow model      $305.1        volatility          17% - 24%           21%
----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded         Option budget                Expected future
        derivatives.......................     method        $338.6     interest credited      --% - 3%            2%
----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life               Option budget                Expected future
        embedded derivatives..............     method        $ 10.0     interest credited      3% - 10%            6%
----------------------------------------------------------------------------------------------------------------------------
    Derivative liabilities:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $  0.3        volatility          14% - 18%           16%
----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As of December 31, 2015 and 2014, we had total securitized assets of $46.8 million and $50.0 million, respectively, of other assets. We do not have any additional exposure or guarantees associated with these securitization entities.

   There has been no new asset securitization activity in 2015 or 2014.

   (b) Securitization Entity Required To Be Consolidated

   For VIEs related to asset securitization transactions, we consolidate one securitization entity as a result of our involvement in the entity's design or having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   For the commercial mortgage loan securitization entity, our primary economic interest represents the excess interest of the commercial mortgage loans and the subordinated notes of the securitization entity. During 2013, we exercised a clean up call and repurchased the loans and repaid the outstanding debt. Therefore, there was no activity in 2014 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table shows the activity presented in our consolidated statement of operations related to the consolidated securitization entity for the year ended December 31:

                                  (AMOUNTS IN MILLIONS)             2013
                                  ---------------------             ----
                                  Revenues:
                                  Net investment income............ $6.0
                                  Net investment gains (losses)....  0.1
                                                      -             ----
                                     Total revenues.............     6.1
                                                      -             ----
                                  Expenses:
                                  Interest expense.................  3.3
                                  Acquisition and operating expenses  0.
                                                      -             ----
                                     Total expenses.............     3.9
                                                      -             ----
                                  Income before income taxes.......  2.2
                                  Provision for income taxes.......  0.8
                                                      -             ----
                                  Net income....................... $1.4
                                                      =             ====

   (c) Borrowings Related To Consolidated Securitization Entity

   As a result of a clean up call being exercised on our consolidated securitization entity during 2013, we no longer have any outstanding borrowings related to this securitization entity. This borrowing was required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing followed the maturity or prepayment, as permitted, of the restricted investments.

(16) DIVIDENDS AND CAPITAL CONTRIBUTIONS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2015, we are able to distribute $158.0 million in dividends in 2016 without obtaining regulatory approval. Based on statutory results as of December 31, 2015, we estimate our insurance subsidiaries could pay dividends of $3.6 million to us in 2016 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2016 at this level if they need to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries did not pay any dividends during 2015 but paid dividends of $8.3 million (none of which were deemed "extraordinary") and $177.7 million (none of which were deemed "extraordinary") during 2014 and 2013, respectively.

   In 2015 and 2014, we declared and paid cash dividends of $40.5 million and $100.0 million, respectively, to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry its excess of loss reinsurance agreement with BLAIC and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $113.1 million and $355.6 million as of December 31, 2015 and 2014, respectively. If permitted practices had not been used, no regulatory event would have been triggered.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2015     2014     2013
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(284.5) $ 202.9  $ 346.1
Captive life insurance subsidiaries...............................  (276.2)  (281.1)  (101.7)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(560.7) $ (78.2) $ 244.4
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2015      2014
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,704.8  $2,184.8

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $671.2 million and $1,057.4 million as of December 31, 2015 and 2014, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2015 and 2014, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 596% and 671% of the company action level as of December 31, 2015 and 2014, respectively.

   As of December 31, 2015, we established $191.0 million of additional statutory reserves resulting from updates to our universal life insurance products with secondary guarantees in our Virginia and Delaware licensed life insurance subsidiaries.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements in Bermuda. As of December 31, 2015 and 2014, local statutory capital and surplus was $19.9 million and $20.7 million, respectively. Local statutory net income (loss) was $(0.8) million, $1.1 million and $10.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. The regulatory authorities in Bermuda generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $19.4 million and $20.2 million as of December 31, 2015 and 2014, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2015:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   539.4  $    1.5  $     --   $   540.9
Net investment income.........................................     685.8      18.7       1.9       706.4
Net investment gains (losses).................................      (7.5)    (69.8)      2.5       (74.8)
Policy fees and other income..................................     653.4     146.3       4.4       804.1
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,871.1      96.7       8.8     1,976.6
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,159.8      36.0        --     1,195.8
Interest credited.............................................     313.3       5.6        --       318.9
Acquisition and operating expenses, net of deferrals..........     219.4      49.3       6.1       274.8
Amortization of deferred acquisition costs and intangibles....     633.5      36.6        --       670.1
Interest expense..............................................      94.4        --        --        94.4
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,420.4     127.5       6.1     2,554.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (549.3)    (30.8)      2.7      (577.4)
Benefit for income taxes......................................    (193.9)    (15.8)     (1.5)     (211.2)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (355.4)    (15.0)      4.2      (366.2)
Equity in net income of unconsolidated subsidiary.............        --        --      18.4        18.4
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (355.4) $  (15.0) $   22.6   $  (347.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $25,927.9  $8,846.3  $1,477.2   $36,251.4
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2014:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   627.8  $    3.4  $     --   $   631.2
Net investment income.........................................     675.2      19.1       0.3       694.6
Net investment gains (losses).................................      32.0     (60.7)      0.6       (28.1)
Policy fees and other income..................................     643.3     164.1       4.4       811.8
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,978.3     125.9       5.3     2,109.5
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,097.8      35.6        --     1,133.4
Interest credited.............................................     306.7       6.6        --       313.3
Acquisition and operating expenses, net of deferrals..........     221.3      55.1       5.6       282.0
Amortization of deferred acquisition costs and intangibles....     144.2      47.7        --       191.9
Goodwill impairment...........................................     303.9        --        --       303.9
Interest expense..............................................      90.0        --      (0.5)       89.5
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,163.9     145.0       5.1     2,314.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (185.6)    (19.1)      0.2      (204.5)
Provision (benefit) for income taxes..........................      44.5     (23.5)     (9.5)       11.5
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (230.1)      4.4       9.7      (216.0)
Equity in net income of unconsolidated subsidiary.............        --        --       1.2         1.2
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (230.1) $    4.4  $   10.9   $  (214.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $26,701.9  $9,803.3  $1,505.1   $38,010.3
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2013:

                                                               U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE  RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- -------  --------- ------------
Premiums...................................................... $  598.2  $   4.5    $  --     $  602.7
Net investment income.........................................    652.0     34.7      5.1        691.8
Net investment gains (losses).................................     33.7   (111.8)      --        (78.1)
Policy fess and other income..................................    678.4    169.0      4.0        851.4
                                                               --------  -------    -----     --------
   Total revenues.............................................  1,962.3     96.4      9.1      2,067.8
                                                               --------  -------    -----     --------
Benefits and other changes in policy reserves.................    999.7     26.6       --      1,026.3
Interest credited.............................................    292.3     10.6       --        302.9
Acquisition and operating expenses, net of deferrals..........    210.3     54.0      4.4        268.7
Amortization of deferred acquisition costs and intangibles....    164.5     21.6       --        186.1
Interest expense..............................................    100.4       --      3.2        103.6
                                                               --------  -------    -----     --------
   Total benefits and expenses................................  1,767.2    112.8      7.6      1,887.6
                                                               --------  -------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    195.1    (16.4)     1.5        180.2
Provision (benefit) for income taxes..........................     78.2    (20.4)    (4.4)        53.4
                                                               --------  -------    -----     --------
Income before equity in net income of unconsolidated
  subsidiary..................................................    116.9      4.0      5.9        126.8
Equity in net income of unconsolidated subsidiary.............       --       --     35.6         35.6
                                                               --------  -------    -----     --------
Net income.................................................... $  116.9  $   4.0    $41.5     $  162.4
                                                               ========  =======    =====     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014 the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

   In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, GLAIC, GLICNY and GLIC, agreed to a resolution of the multi-state exam and agreed to pay the departments $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

   (b) Commitments

   As of December 31, 2015, we were committed to fund $13.2 million in limited partnership investments and $8.7 million in U.S. commercial mortgage loan investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $253.6 million as of December 31, 2015.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2015      2014
                ---------------------       --------- ---------
                Total assets............... $11,534.0 $11,791.9
                Total liabilities.......... $ 9,757.0 $10,050.1
                Total stockholders' equity. $ 1,777.0 $ 1,741.8

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2015     2014    2013
                  ---------------------   ------  ------  ------
                  Net investment income. $321.1   $324.1  $333.5
                  Total revenues........ $564.0   $586.1  $626.7
                  Net income............ $ 53.3   $  3.6  $103.3

(21) CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                              NET
                                           UNREALIZED
                                           INVESTMENT    DERIVATIVES
                                             GAINS      QUALIFYING AS
   (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2014........    $154.4         $19.5     $173.9
      OCI before reclassifications.......     260.8          44.1      304.9
      Amounts reclassified from (to) OCI.     (14.6)           --      (14.6)
                                             ------         -----     ------
      Current period OCI.................     246.2          44.1      290.3
                                             ------         -----     ------
   Balances as of December 31, 2014......    $400.6         $63.6     $464.2
                                             ======         =====     ======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2013........   $ 498.6        $ 47.2     $ 545.8
     OCI before reclassifications.......    (353.2)        (27.4)     (380.6)
     Amounts reclassified from (to) OCI.       9.0          (0.3)        8.7
                                           -------        ------     -------
     Current period OCI.................    (344.2)        (27.7)     (371.9)
                                           -------        ------     -------
  Balances as of December 31, 2013......   $ 154.4        $ 19.5     $ 173.9
                                           =======        ======     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                            AMOUNT RECLASSIFIED FROM ACCUMULATED
                                            OTHER COMPREHENSIVE INCOME (LOSS)
                                            ------------------------------------
                                            YEARS ENDED DECEMBER 31,               AFFECTED LINE ITEM IN THE
                                            ------------------------------------   CONSOLIDATED STATEMENTS
(AMOUNTS IN MILLIONS)                        2015         2014         2013             OF OPERATIONS
---------------------                         ------       ------       -----    ------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/...................... $(10.3)      $(22.4)      $13.8      Net investment (gains) losses
   Provision for income taxes..............    3.6          7.8        (4.8)      Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (6.7)      $(14.6)      $ 9.0
                                              ======       ======       =====
Derivatives qualifying as hedges:
   Interest rate swaps hedging assets...... $   --       $   --       $(0.1)         Net investment income
                                                                                    Equity in net income of
   Investment in unconsolidated subsidiary.   (0.9)        (0.2)       (0.3)       unconsolidated subsidiary
   Provision for income taxes..............    0.3          0.2         0.1       Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (0.6)      $   --       $(0.3)
                                              ======       ======       =====

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(22) SUBSEQUENT EVENTS

   On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we will continue to service our existing retained and reinsured blocks of business. Future long-term care solutions may include over time new life insurance and fixed annuity products with accelerated benefit or other features that address long-term care needs and expand access to broader consumer groups.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)  IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (4)(b)(ii) Pension Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)          Reinsurance Agreements. Previously filed on April 30, 2004 with Post
              Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-76334.

 (8)(a)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(a)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life and Annuity Insurance Company.
           Previously filed on April 25, 2008 with Post-Effective Amendment No.
           34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)    [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-17428.

 (8)(f)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-96513.

 (8)(g)    [Reserved.]

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Previously filed on April 17, 2007 with Post-Effective
           Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 17, 2007 with
           Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(q)    Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 38 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 033-76334.

(14) Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


David O'Leary             President and Chief Executive Officer
Paul A. Haley             Director and Senior Vice President
Lou E. Hensley            Director and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Brian C. Stewart          Senior Vice President and Chief Financial Officer
Robert P. Vrolyk          Senior Vice President and Chief Actuary
Elena K. Edwards          Senior Vice President
Kelly L. Groh             Senior Vice President and Controller
Jeffrey S. Wright(1)      Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   As of March 22, 2016, there were 4,533 owners of Qualified Contracts and 7,366 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b)


       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Paul A. Haley....... 6610 W. Broad St.     Director, President and Chief Executive
                     Richmond, VA 23230    Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
Scott R. Reeks...... 6610 W. Broad St.     Director and Senior Vice President
                     Richmond, VA 2320
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Jeffrey S. Wright... 6620 W. Broad St.     Vice President and Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     8.0%    $50.1 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2016.


                                   Genworth Life & Annuity VA Separate Account 1
                                     (Registrant)

                                   By:              /s/  Paul A. Haley
                                                       Paul A. Haley
                                                   Senior Vice President

                                   By:    Genworth Life and Annuity Insurance
                                            Company
                                          (Depositor)

                                   By:              /s/  Paul A. Haley
                                                       Paul A. Haley
                                                   Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                          Title                   Date
              ----                         -----                   ----

      /s/  David O'Leary*      President and Chief Executive  April 26, 2016
         David O'Leary           Officer

  /s/  Daniel J. Sheehan, IV*  Director, Senior Vice          April 26, 2016
     Daniel J. Sheehan, IV       President and Chief
                                 Investment Officer

      /s/  Paul A. Haley       Director and Senior Vice       April 26, 2016
         Paul A. Haley           President

     /s/  Lou E. Hensley*      Director and Senior Vice       April 26, 2016
        Lou E. Hensley           President

   /s/  Gregory S. Karawan*    Director                       April 26, 2016
      Gregory S. Karawan

   /s/  Thomas J. McInerney*   Director, Chairperson of the   April 26, 2016
      Thomas J. McInerney        Board and Senior Vice
                                 President

    /s/  Brian C. Stewart*     Senior Vice President and      April 26, 2016
       Brian C. Stewart          Chief Financial Officer

      /s/  Kelly L. Groh*      Senior Vice President and      April 26, 2016
         Kelly L. Groh           Controller



*By:  /s/  Paul A. Haley   , pursuant to Power of Attorney  April 26, 2016
         Paul A. Haley       executed on April 5, 2016.